Putnam
Asset
Allocation
Funds

SEMIANNUAL REPORT

March 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Performance highlights

  Putnam Asset Allocation Funds consist of three portfolios that target investors' various life stages and financial goals.

* Growth Portfolio is designed to seek maximum growth of an investment over time.

Targeted portfolio structure*
----------------------------
Large-cap growth stocks                  25%
Small-cap growth stocks                  15
Value stocks                             25
International equities                   15
Domestic fixed-income securities          5
International fixed-income securities     5
High-yield securities                     5
Cash and money market securities          5


* Balanced Portfolio is designed to seek total return for investors in their peak accumulation years.

Targeted portfolio structure*
----------------------------

Large-cap growth stocks                  20%
Small-cap growth stocks                  10
Value stocks                             20
International equities                   15
Domestic fixed-income securities         10
International fixed-income securities    10
High-yield securities                    10
Cash and money market securities          5


* Conservative Portfolio is designed to seek income while protecting the original value of the investment, for investors concerned about maintaining their purchasing power.


Targeted portfolio structure*
----------------------------

Large-cap growth stocks                  10%
Small-cap growth stocks                   5
Value stocks                             10
International equities                   10
Domestic fixed-income securities         35
International fixed-income securities    15
High-yield securities                    10
Cash and money market securities          5

 * The targeted portfolio represents the ideal allocation of assets among the various investment categories assuming that all security markets are displaying historical tendencies and that no extraordinary opportunities exist within any category.

Allocations in each portfolio will vary over time.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Access to a wide variety of assets was one of Putnam Asset Allocation Funds' particularly useful attributes in the global market environment that prevailed during the first half of your funds' fiscal year. All three portfolios performed well during the challenging period and continue to show satisfying results over longer periods. The performance tables that start on page 9 provide full information.

The best-performing sectors during the period were the U.S. stock and bond markets. European stocks also performed well overall, recovering strongly toward the end of the period from the market disruptions prompted by events in Asia. As you might imagine, the Asian security markets were hit hardest in the wake of the currency and debt difficulties that beset a number of countries in that region.

In the following report, your funds' management team provides commentary on each of these market sectors and discusses the funds' strategies employed in each sector during the semiannual period. Then the team offers its insights into the prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 20, 1998



Report from the Fund Managers
Ian C. Ferguson
William E. Zieff
William J. Landes

Each ingredient in a recipe may have its own distinct taste, but when you combine ingredients, you get a delicious blend that is more than just the sum of its parts. The three portfolios of Putnam Asset Allocation Funds reflect a similar idea, combining eight different asset classes -- each offering a distinct flavor to the total portfolio -- in pursuit of attractive returns with potentially lower volatility.

During the six months ended March 31, 1998, world financial markets provided a full plate of challenges for investors. In this environment, the diversification benefits offered by the funds' mix of asset classes enabled investors to take advantage of the stronger-performing classes while reducing the effects of market volatility. See the performance summary that begins on page 9 for a detailed overview of portfolio performance.

* U.S. COMPANIES RIDE STOCK MARKET'S RISE

Over the semiannual period, the U.S. stock and bond markets continued to benefit from an ideal environment of moderate economic growth paired with benign inflation. The Federal Reserve Board remained reluctant to raise interest rates in light of the fragile Asian equity and currency markets. Recovering from its October setback, the stock market posted healthy returns, while the bond market experienced a decline in rates and a flattening of the yield curve during the period.

Stocks: At the beginning of the period, concerns regarding Asia's economic slowdown and its effect on U.S. corporations' earnings disrupted the rosy scenario of rising and predictable earnings that had propelled U.S. stocks throughout most of 1997. Domestically, however, the positive economic environment helped U.S. stocks recover from the Asian-led selloff and resulted in significant outperformance by those companies having primarily domestic exposure.

U.S. stocks continued to soar through the end of the period. The market's rise was particularly surprising in view of declining earnings among a number of high-profile companies, such as Intel, Motorola, and Compaq. However, long-term earnings estimates remained robust, and this, combined with low inflation and a cooperative Fed, supported the market.

The large-capitalization growth portion of the three portfolios performed well primarily because of strong stock selection and overweighted positions in the technology, health-care, and retail sectors. The small-cap component of the portfolios also contributed to returns largely because of our emphasis on the consumer cyclical and technology sectors.

Bonds: The U.S. bond market, benefiting from investors' perceptions that the Asian crisis would have a deflationary impact and would lead to lower yields, recorded robust gains at the beginning of the period. Persistent noninflationary economic reports and continued strides toward deficit reduction resulted in a decline in rates and a flattening of the yield curve in December. After an initial decline in January, interest rates rose steadily throughout the remainder of the period in reaction to stronger-than-expected U.S. economic reports.

[GRAPHIC OMITTED: WORM CHART OF WORLD FIXED-INCOME MARKETS]

World Fixed-Income Markets

Growth of $10,000 investment

                             U.S. government and
            U.S. high-yield   investment-grade     International
                  bonds1          securities2          bonds3

3/31/97          10,000             10,000            10,000
4/97             10,089             10,150             9,797
5/97             10,292             10,246            10,158
6/97             10,432             10,368            10,282
7/97             10,653             10,648            10,014
8/97             10,710             10,558            10,059
9/97             10,923             10,713            10,304
10/97            10,921             10,868            10,534
11/97            10,999             10,918            10,265
12/97            11,099             11,029            10,161
1/98             11,288             11,170            10,230
2/98             11,376             11,161            10,374
3/31/98          11,433             11,199            10,203

1First Boston High Yield Bond Index. 2Lehman Brothers Aggregate Bond Index. 3Salomon Brothers Non-U.S. World Government Bond Index. See page 12 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.

In the U.S. investment-grade portion of the portfolios, astute security selection in mortgage-backed and corporate securities and overweighted positions in adjustable-rate mortgages and the finance sector of corporate bond markets helped boost performance.

* INTERNATIONAL MARKETS REACT, THEN RECOVER FROM ASIA'S CRISIS

International markets were shaken by the Asian contagion at the beginning of your funds' fiscal year but rebounded successfully in the last three months of the period. During the flight to quality following the Asian market disruption, bond markets in most developed countries posted generally solid gains in local currency terms. However, the strength of the U.S. dollar diminished those gains for unhedged, U.S.-based investors.

Stocks: International equity markets were tumultuous early in the period as Asia's financial turmoil spread and intensified. The Hong Kong dollar came under speculative attack. While the Hong Kong monetary authority successfully defended the currency's peg to the U.S. dollar, it did so at the expense of a significant interest-rate increase. As a result, the stock market declined drastically. The depreciation of the South Korean currency prompted the largest International Monetary Fund bailout on record and a substantial stock market selloff in that country. Singapore and Malaysia also experienced significant price declines, while European markets faced increased volatility as a result of the Asian crisis.

Toward the end of the period, international stocks recovered nicely. The gains were all the more impressive given the dollar's healthy performance during the first three months of 1998. (Returns in international investments must be translated into U.S. dollars; a stronger dollar can reduce gains, while a weaker dollar can increase them.) Countries on the edge of the impending European Economic and Monetary Union (EMU) zone experienced the strongest growth, fueled by local interest rates that have converged downward toward German levels. Strong European market returns were posted by Spain, Italy, and Finland.

In Japan, investors reacted positively to government initiatives to resolve the banking industry's bad-loan problems and to reinvigorate the economy. By the end of the period, however, this optimism had turned to cynicism, as the announced fiscal measures were judged unlikely to be effective. The funds' overweight position in France, Ireland, Sweden, the Netherlands, and Portugal, combined with underweight exposure to Japan, helped boost performance.

[GRAPHIC OMITTED: WORM CHART OF WORLD EQUITY MARKETS]

World Equity Markets

Growth of $10,000 investment

                 Large-cap       Small-cap       International
               growth stocks1  growth stocks2       stocks3

3/31/97           10,000           10,000           10,000
4/97              10,597           10,028           10,053
5/97              11,212           11,143           10,707
6/97              11,746           11,621           11,297
7/97              12,681           12,162           11,480
8/97              11,971           12,440           10,623
9/97              12,627           13,351           11,218
10/97             12,205           12,765           10,355
11/97             12,770           12,682           10,249
12/97             12,990           12,904           10,339
1/98              13,134           12,700           10,811
2/98              14,081           13,638           11,505
3/31/98           14,800           14,201           11,860

1 Standard & Poor's(registered trademark) 500 Index. 2Russell 2000 Index. 3Morgan Stanley Capital International (MSCI) EAFE Index. See page 12 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.

Bonds: International fixed-income markets rallied during the period with markets posting gains in local-currency terms. However, the U.S. dollar continued to strengthen against other major currencies, canceling out local-currency gains for U.S.-dollar based investors. European bond markets posted robust returns amid signs of continued sluggish economic growth in Germany and firming prospects for broad first-round participation in the European Economic and Monetary Union. Official reports released near period-end reinforced expectations of a continued downward convergence of interest rates, supporting a broad first round of EMU-boosted bonds. Japanese bonds underperformed, buffeted by domestic financial sector weakness and spillover effects of regional economic turmoil. Japanese investors were unnerved by a steady stream of government statements announcing plans to stimulate growth.

The funds' overweighting in U.K. bonds boosted returns as inflation remained subdued and growth weakened. Underweighting Japanese government bonds also aided performance.

* STRATEGY AND OUTLOOK

Prospects for the U.S. equity market have deteriorated somewhat as a result of recent strong performance. We anticipate reducing the portfolios' U.S. equity levels to somewhat neutral allocations in favor of more attractive European equity markets. We are also adjusting the funds' overall stock versus bond weighting.

Japanese business conditions continue to deteriorate. Until more meaningful change is brought about, Putnam Management believes the Japanese market will continue to struggle and plans to minimize the funds' exposure.

Due to the continued decline in the U.S. inflation rate, the 1997's bull market in U.S. bonds has not, in our opinion, left the bond market overvalued. Coupled with the relative attractiveness of U.S. versus foreign bonds, we anticipate holding an overweight position in Treasuries. We believe that valuations in most non-U.S. bond markets are stretched following the global flight to quality that followed the Asian crisis. With economic activity likely to accelerate in Europe and continuing uncertainty in Japan, we have decreased the funds' position in non-U.S. bonds. We believe these shifts will position the funds well for upcoming opportunities in the global equity and fixed-income markets.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. While these holdings and others discussed in the report were viewed favorably as of 3/31/98, all are subject to review and adjustment in accordance with the funds' investment strategies and may well vary in the future. International investing may include risks such as currency fluctuations, economic instability, and political developments.



Performance summary


* GROWTH PORTFOLIO

TOTAL RETURNS FOR PERIOD ENDED 3/31/98
Change in value during period plus reinvested distributions

                  Class A      Class B      Class C       Class M
Inception dates   (2/8/94)     (2/16/94)    (9/1/94)      (2/3/95)
                NAV   POP     NAV   CDSC    NAV   CDSC    NAV   POP
--------------------------------------------------------------------
6 months       8.18%  1.97%  7.73%  2.73%  7.72%  6.72%  7.87%  4.08%
--------------------------------------------------------------------
1 year        30.23  22.76  29.33  24.33  29.26  28.26  29.57  25.01
--------------------------------------------------------------------
Life of fund  93.72  82.56  88.11  86.11  86.96  86.96  89.52  82.88
Annual
average       17.32  15.65  16.49  16.19  16.32  16.32  16.70  15.70
--------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/98

                 Class A       Class B      Class C       Class M
Share value    NAV     POP       NAV          NAV       NAV     POP
--------------------------------------------------------------------
9/30/97      $13.64   $14.47   $13.47       $13.38    $13.49  $13.98
--------------------------------------------------------------------
3/31/98       13.68    14.51    13.53        13.42     13.53   14.02
--------------------------------------------------------------------

                                          Capital gains
                        Investment     Long          Short
Distributions    Number   income       term          term     Total
--------------------------------------------------------------------
Class A             1     $0.129      $0.428         $0.409  $0.966
--------------------------------------------------------------------
Class B             1      0.046       0.428          0.409   0.883
--------------------------------------------------------------------
Class C             1      0.057       0.428          0.409   0.894
--------------------------------------------------------------------
Class M             1      0.082       0.428          0.409   0.919
--------------------------------------------------------------------

Performance data represent past results and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares of Putnam Asset Allocation Funds, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

* BALANCED PORTFOLIO

TOTAL RETURNS FOR PERIOD ENDED 3/31/98
Change in value during period plus reinvested distributions

                 Class A     Class B       Class C      Class M
Inception dates  (2/7/94)    (2/11/94)     (9/1/94)     (2/6/95)
               NAV    POP    NAV  CDSC     NAV  CDSC   NAV     POP
--------------------------------------------------------------------
6 months      7.05%  0.89%  6.62%  1.69%  6.66%  5.67%  6.80%  3.02%
--------------------------------------------------------------------
1 year       25.97  18.75  24.97  19.97  25.02  24.02  25.29  20.92
--------------------------------------------------------------------
Life of fund 82.07  71.57  76.59  74.59  75.69  75.69  78.93  72.67
Annual
average      15.57  13.93  14.72  14.41  14.58  14.58  15.09  14.10
--------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/98

                 Class A      Class B      Class C       Class M
Share value    NAV    POP       NAV          NAV        NAV    POP
--------------------------------------------------------------------
9/30/97     $12.28 $13.03     $12.23       $12.18     $12.27 $12.72
--------------------------------------------------------------------
3/31/98      12.12  12.86      12.06        12.01      12.11  12.55
--------------------------------------------------------------------

                                          Capital gains
                        Investment     Long          Short
Distributions    Number   income       term          term     Total
--------------------------------------------------------------------
Class A             2     $0.162      $0.396        $0.381   $0.939
--------------------------------------------------------------------
Class B             2      0.120       0.396         0.381    0.897
--------------------------------------------------------------------
Class C             2      0.121       0.396         0.381    0.898
--------------------------------------------------------------------
Class M             2      0.134       0.396         0.381    0.911
--------------------------------------------------------------------

Performance data represent past results and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares of Putnam Asset Allocation Funds, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

* CONSERVATIVE PORTFOLIO

TOTAL RETURNS FOR PERIOD ENDED 3/31/98
Change in value during period plus reinvested distributions

                  Class A      Class B       Class C      Class M
Inception dates   (2/7/94)     (2/18/94)     (9/1/94)     (2/7/95)
                NAV    POP    NAV   CDSC    NAV  CDSC    NAV   POP
--------------------------------------------------------------------
6 months       4.90% -1.15%  4.64% -0.31%  4.45%  3.47%  4.57%  0.95%
--------------------------------------------------------------------
1 year        17.96  11.21  17.17  12.17  17.00  16.00  17.36  13.21
--------------------------------------------------------------------
Life of fund  54.52  45.61  50.01  48.01  49.38  49.38  51.46  46.15
Annual
average       11.08   9.50  10.29   9.93  10.18  10.18  10.55   9.60
--------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/98

                 Class A      Class B        Class C      Class M
Share value    NAV     POP      NAV            NAV       NAV   POP
--------------------------------------------------------------------
9/30/97     $10.61  $11.26    $10.57         $10.56    $10.59 $10.97
--------------------------------------------------------------------
3/31/98      10.50   11.14     10.47          10.44     10.47  10.85
--------------------------------------------------------------------

                                          Capital gains
                        Investment     Long          Short
Distributions    Number   income       term          term     Total
--------------------------------------------------------------------
Class A             2     $0.167      $0.087        $0.342   $0.596
--------------------------------------------------------------------
Class B             2      0.130       0.087         0.342    0.559
--------------------------------------------------------------------
Class C             2      0.130       0.087         0.342    0.559
--------------------------------------------------------------------
Class M             2      0.143       0.087         0.342    0.572
--------------------------------------------------------------------

Performance data represent past results and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares of Putnam Asset Allocation Funds, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 3/31/98
(Cumulative total returns)


            Lehman Bros. Standard   Russell  First Boston   Consumer
             Aggregate   & Poor's    2000     High Yield     Price
            Bond Index  500 Index   Index     Bond Index     Index
--------------------------------------------------------------------
1 year        11.99%      48.00%    42.01%      14.33%        1.38%
--------------------------------------------------------------------
Life of fund  30.97      151.91     91.83       48.95        10.94
Annual
average        6.70       24.86     16.95       10.05         2.53
--------------------------------------------------------------------

COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index is an unmanaged list consisting of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities
Index.

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of U.S. stock market performance.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a general performance measure of stocks of small to midsize companies.

First Boston High Yield Index is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities listed on the stock exchanges of Europe, Australia, and the Far East, with values expressed in U.S. dollars.

Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged list of bonds issued by 10 countries.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

The performance of each index will differ from that of the funds, assume reinvestment of all distributions, and does not take into account brokerage commissions or other costs. The funds' portfolios contain securities that do not match those in the indexes. It is not possible to invest directly in an index. Past performance is not indicative of future results.

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your funds' assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.





Portfolio of investments owned
March 31, 1998 (Unaudited)

                                                  GROWTH                     BALANCED                CONSERVATIVE
                                                           81.1%                      67.8%                        34.8%
COMMON STOCKS *                              Shares        Value       Shares         Value             Shares          Value

Advertising                                                    0.4%                           0.3%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc. (Canada) +                41,600    $ 1,045,200          34,700  $     871,838         5,600     $  140,700
Lamar Advertising Co. +                      62,050      2,171,750          51,600      1,806,000         8,250        288,750
Universal Outdoor Holdings, Inc. +           30,900      1,993,050          25,700      1,657,650         4,100        264,450
                                                    --------------                 --------------                 ------------
                                                         5,210,000                      4,335,488                      693,900

Aerospace and Defense                                          0.9%                           0.7%                         0.4%
------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                  118,500      6,176,813         119,600      6,234,150        18,800        979,950
Hawker Pacific Aerospace +                   47,100        471,000          39,100        391,000         6,300         63,000
Northrop Grumman Corp.                        5,615        603,262           5,555        596,815           975        104,752
Raytheon Co Class A                          20,380      1,159,113          19,845      1,128,684         3,280        186,550
REMEC, Inc. +                                67,450      1,934,972          55,925      1,604,348         9,075        260,339
Rolls-Royce PLC (United Kingdom)            184,546        860,370         231,884      1,081,064        49,454        230,559
Smiths Industries PLC (United Kingdom)      119,964      1,758,033         145,499      2,132,240        29,320        429,675
                                                     -------------                 --------------                 ------------
                                                        12,963,563                     13,168,301                    2,254,825

Agriculture                                                     --%                            --%                          --%
------------------------------------------------------------------------------------------------------------------------------
PPB Oil Palms Berhad (Malaysia) +           365,000        358,000         450,000        441,370         75,000        73,562
PSF Holdings LLC Class A +++                  3,305         99,150          12,885        386,550          4,186       125,580
                                                    --------------                 --------------                 ------------
                                                           457,150                        827,920                      199,142

Automotive                                                     1.9%                           1.6%                         0.9%
------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                    --             --              --             --             --            --
Avis Rent A Car, Inc. +                      48,300      1,566,731          38,600      1,252,088          6,850       222,197
Bayerische Motoren Werke (BMW) AG
(Germany)                                     3,054      3,380,476           3,881      4,295,884            814       901,018
Bridgestone Corp. (Japan)                    42,000        953,111          53,000      1,202,736         12,000       272,318
Budget Group, Inc. (Japan) +                 79,500      2,981,250          66,300      2,486,250         10,600       397,500
Chrysler Corp.                              113,100      4,700,719         115,300      4,792,156         18,000       748,125
CSK Auto Corp. +                             29,700        668,250          25,000        562,500          4,000        90,000
Dana Corp.                                   29,200      1,699,075          28,500      1,658,344          4,800       279,300
Goodyear Tire & Rubber Co. (The)             24,090      1,824,818          23,585      1,786,564          3,885       294,289
Lear Corp. +                                108,880      6,138,110         111,045      6,260,162         17,775     1,002,066
Michelin Corp. Class B (France)              51,011      3,048,791          64,929      3,880,633         13,783       823,773
Qingling Motors Co. (China) +               316,000        146,821         388,000        180,274         65,000        30,201
Renault S.A. (France) +                       9,190        409,830          11,170        489,129          2,561       114,208
                                                    --------------                 --------------                 ------------
                                                        27,517,982                     28,846,720                    5,174,995

Basic Industrial Products                                      1.4%                           1.2%                         0.6%
------------------------------------------------------------------------------------------------------------------------------
Ade Corp. +                                  33,900        574,181          28,900        489,494          4,700        79,606
Alfa S.A. de C.V. Class A, (Mexico)         129,600        727,953         159,300        894,776         26,300       147,725
Caterpillar, Inc.                           101,205      5,572,600         102,140      5,624,084         16,040       883,203
Cooper Industries, Inc.                      21,300      1,266,019          20,700      1,230,356          3,500       208,031
Daewoo Heavy Industries (South Korea)        48,000        246,242          58,000        297,542         10,000        51,300
Deere (John) & Co.                           25,750      1,594,891          25,175      1,559,277          4,155       257,350
Ingersoll-Rand Co.                           85,400      4,093,863          86,800      4,160,975         14,000       671,125
International Container Terminal
Services, Inc. (Philippines)              1,529,600        222,738       1,876,800        273,296        309,700        45,098
Larsen & Toubro Ltd. GDR (India)             16,000        196,872          20,000        246,090          3,300        40,605
Minnesota Mining & Manufacturing Co.         13,100      1,194,556          12,800      1,167,200          2,200       200,613
Owens-Illinois, Inc. +                       42,055      1,818,879          41,000      1,773,250          6,770       292,803
Rieter Holding AG (Switzerland)               2,306      1,304,940           2,700      1,527,900            602       340,665
Sandvik AB Class A, (Sweden)                  2,270         64,653           3,050         86,869            775        22,073
Sandvik AB Class B, (Sweden)                 33,500        952,037          43,540      1,237,364         10,260       291,579
Siderurgica Venezolana                        6,500        107,758           8,000        132,626          1,333        22,099
White Cap Industries, Inc. +                 15,650        359,950          13,800        317,400          2,150        49,450
                                                    --------------                 --------------                 ------------
                                                        20,298,132                     21,018,499                    3,603,325

Biotechnology                                                  0.3%                           0.2%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
Digene Corp. +                               59,600        528,950          49,500        439,313          8,000        71,000
Kendle International, Inc. +                 33,400        776,550          27,700        644,025          4,500       104,625
Quintiles Transnational Corp. +              39,300      1,893,769          40,800      1,966,050          6,500       313,219
Serologicals Corp.                           25,500        720,375          21,100        596,075          3,300        93,225
Sonus Pharmaceuticals, Inc. +                22,400        548,800          19,100        467,950          3,100        75,950
                                                    --------------                 --------------                 ------------
                                                         4,468,444                      4,113,413                      658,019

Broadcasting                                                   1.1%                           0.9%                         0.4%
------------------------------------------------------------------------------------------------------------------------------
CBS Corp.                                   161,800      5,491,088         166,000      5,633,625         26,400       895,950
Grupo Televisa S.A.GDR (Mexico)              19,000        695,875          23,200        849,700          3,800       139,175
Heftel Broadcasting Corp. Class A +          72,800      3,257,800          60,400      2,702,900          9,700       434,075
SAGA Communications Inc. Class A +           50,600      1,056,275          42,013        877,021          6,763       141,178
Scandinavian Broadcasting System S.A.
(Luxembourg) +                               37,000      1,221,000          31,200      1,029,600          5,000       165,000
Sinclair Broadcast Group, Inc. Class A +     12,500        720,313          10,300        593,538          1,700        97,963
Tele-Communications, Inc. Class A +         122,800      3,818,313         123,900      3,852,516         19,700       612,547
                                                    --------------                 --------------                 ------------
                                                        16,260,664                     15,538,900                    2,485,888

Building and Construction                                      1.1%                           1.0%                         0.6%
------------------------------------------------------------------------------------------------------------------------------
Barnett, Inc. +                              41,200        885,800          34,200        735,300          5,500       118,250
Cemex S.A. de C.V. Class B, (Mexico) +       96,100        519,459         118,000        637,838         19,400       104,865
Cheung Kong Infrastructure Holdings
(Hong Kong)                                 116,000        345,835         142,000        423,350         23,000        68,571
Cimpor-Cimentos de Portugal, SGPS, SA
(Portugal)                                   13,000        458,573          16,600        585,562          3,520       124,167
Corporacion Moctezuma, S.A. de C.V.
(Mexico) +                                  190,000        279,083         234,000        343,713         39,000        57,286
CRH PLC (Ireland)                           242,308      3,641,216         302,562      4,546,666         64,225       965,123
Dycom Industries, Inc. +                     61,400      1,723,038          51,000      1,431,188          8,200       230,113
Grupo Imsa S.A. de C.V. ADR (Mexico) +       16,600        327,850          20,000        395,000          3,400        67,150
Gujarat Ambuja Cements Ltd. GDR
(India) +                                    41,400        289,800          51,000        357,000          8,300        58,100
IJM Copr. Berhad (Malaysia)                 666,000        385,003         816,000        471,715        135,000        78,041
Lafarge Coppee (France)                      25,495      2,170,827          32,379      2,757,107          6,824       581,071
Lafarge Coppee Rights (expiration date
4/8/98) (France) +                           25,495         33,367          32,279         42,377          6,824         8,931
Masco Corp.                                  61,000      3,629,500          63,500      3,778,250         10,100       600,950
New World Infrastructure Ltd.
(Hong Kong) +                                88,000        212,385         108,000        260,654         18,000        43,442
Terex Corp. Rights +                          1,100         22,000             600         12,000          1,000        20,000
VA Technolgies AG (Austria) +                 7,680      1,211,356          10,361      1,634,227          2,825       445,584
                                                    --------------                 --------------                 ------------
                                                        16,135,192                     18,411,947                    3,571,644

Business Equipment and Services                                4.7%                           3.8%                         1.9%
------------------------------------------------------------------------------------------------------------------------------
ACSYS, Inc. +                                42,500        701,250          35,400        584,100          5,700        94,050
BMC Software, Inc. +                         64,400      5,397,525          65,200      5,464,575         10,400       871,650
Cendant Corp. +                             205,000      8,123,125         208,100      8,245,963         33,200     1,315,550
Condor Technology Solutions, Inc. +          64,600        904,400          53,500        749,000          8,600       120,400
CORT Business Services Corp. +               57,500      2,731,250          47,800      2,270,500          7,700       365,750
Dai Nippon Printing Co., Ltd. (Japan)        99,000      1,636,610         125,000      2,066,427         25,000       413,285
Data Processing Resources Corp. +            36,800      1,143,100          30,600        950,513          4,900       152,206
EMC Corp. +                                 105,100      3,974,094         109,300      4,132,906         17,400       657,938
Encad, Inc. +                                46,100        602,181          39,400        514,663          6,300        82,294
F.Y.I., Inc. +                               24,800        678,900          21,100        577,613          3,200        87,600
HBO & Co.                                    98,100      5,922,788         100,500      6,067,688         16,200       978,075
Hewlett-Packard Co.                          22,780      1,443,683          22,190      1,406,291          3,665       232,269
Lason Holdings, Inc. +                       60,500      2,283,875          50,200      1,895,050          8,090       305,398
Mannesmann AG (Germany)                       5,978      4,381,170           7,561      5,541,323          1,605     1,176,276
Metamor Worldwide, Inc. +                    33,800      1,269,613          28,125      1,056,445          4,500       169,031
NCO Group, Inc. +                            81,700      2,042,500          68,600      1,715,000         10,900       272,500
Outsource International, Inc. +              38,000        912,000          31,500        756,000          5,100       122,400
PeopleSoft, Inc. +                           62,200      3,277,163          64,400      3,393,075         10,300       542,681
Pitney Bowes, Inc.                           98,300      4,933,431          97,600      4,898,300         15,800       792,963
RCM Technologies, Inc. +                     36,400        978,250          30,000        806,250          4,800       129,000
Renaissance Worldwide, Inc.                  79,060      2,169,209          67,240      1,844,898         10,820       296,874
Rental Service Corp. +                       54,100      1,257,825          44,950      1,045,088          7,200       167,400
Ricoh Co., Ltd. (Japan)                      49,000        493,388          61,000        614,217         11,000       110,760
Ritchie Bros. Auctioneers Inc. (Canada) +     5,200        125,125           4,400        105,875            700        16,844
Romac International, Inc. +                  38,200      1,050,500          31,700        871,750          5,100       140,250
Staff Leasing, Inc. +                        61,900      1,717,725          51,300      1,423,575          8,300       230,325
Xerox Corp.                                  81,000      8,621,438          81,000      8,621,438         13,000     1,383,688
                                                    --------------                 --------------                 ------------
                                                        68,772,118                     67,618,523                   11,227,457

Chemicals                                                      0.6%                           0.6%                         0.4%
------------------------------------------------------------------------------------------------------------------------------
Akzo-Nobel N.V. (Netherlands)                15,638      3,179,707          19,830      4,032,075          3,985       810,278
Bayer AG ADR (Germany) +                     53,397      2,445,135          67,721      3,101,054         14,130       647,035
Crompton & Knowles Corp.                         10            289              29            839             19           550
du Pont (E.I.) de Nemours & Co., Ltd.        23,400      1,591,200          22,900      1,557,200          3,800       258,400
Eastman Chemical Co.                         17,400      1,173,413          17,000      1,146,438          2,900       195,569
Witco Chemical Corp.                         26,875      1,058,203          26,220      1,032,413          4,340       170,888
                                                    --------------                 --------------                 ------------
                                                         9,447,947                     10,870,019                    2,082,720

Communications and Technology                                   --%                            --%                          --%
------------------------------------------------------------------------------------------------------------------------------
Newbridge Networks Corp. (Canada) +          25,700        683,944          30,546        812,909          6,961       185,250

Computer Equipment                                             0.3%                           0.2%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
Asustek Computer, Inc. GDR (Taiwan) +        15,100        332,200          18,400        404,800          3,100        68,200
Seagate Technology, Inc. +                  139,785      3,529,571         143,550      3,624,638         23,025       581,381
                                                    --------------                 --------------                 ------------
                                                         3,861,771                      4,029,438                      649,581

Computer Services and Software                                 6.4%                           4.9%                         2.3%
------------------------------------------------------------------------------------------------------------------------------
Acer Inc. GDR (Taiwan) +                     17,000        172,550          21,000        213,150          3,500        35,525
Analysts International Corp.                 54,100      1,582,425          45,550      1,332,338          7,200       210,600
Arbor Software Corp. +                       36,200      1,669,725          30,000      1,383,750          4,800       221,400
Aris Corp. +                                  5,700        169,575           4,800        142,800            800        23,800
Aspect Development, Inc. +                   14,300        784,713          11,900        653,013          1,900       104,263
Aware, Inc. +                                72,300      1,093,538          60,000        907,500          9,700       146,713
Best Software, Inc. +                        43,700        660,963          36,200        547,525          5,800        87,725
Complete Business Solutions, Inc. +         119,200      4,276,300          99,000      3,551,625         16,000       574,000
Computer Associates Intl., Inc.             147,700      8,529,675         150,800      8,708,700         24,100     1,391,775
Computer Horizons Corp. +                    54,393      2,733,248          47,120      2,367,780          7,410       372,353
Computer Learning Centers, Inc. +           122,650      2,054,388         105,200      1,762,100         16,200       271,350
Computer Task Group, Inc.                    50,700      2,088,206          42,100      1,733,994          6,800       280,075
Compuware Corp. +                            73,500      3,629,063          66,600      3,288,375         10,600       523,375
Dell Computer Corp. +                        41,100      2,784,525          41,700      2,825,175          6,600       447,150
Discreet Logic, Inc. +                       55,700        908,606          46,200        753,638          7,500       122,344
Formula Systems Ltd. +                        4,400        180,226           5,400        221,186            900        36,864
Fundtech Ltd. +                              48,700        876,600          40,900        736,200          6,500       117,000
Harbinger Corp. +                            48,400      1,827,100          40,100      1,513,775          6,500       245,375
IBM Corp.                                    68,300      7,094,663          68,700      7,136,213         10,800     1,121,850
IDT Corp. +                                  73,700      2,763,750          61,200      2,295,000          9,900       371,250
Industri-Matematik International Corp.
(Sweden) +                                   45,900      1,440,113          38,100      1,195,388          6,200       194,525
Information Management Resources, Inc. +     42,500      2,502,188          35,300      2,078,288          5,700       335,588
ISS Group, Inc. +                               800         31,100             800         31,100            100         3,888
Keane, Inc. +                                48,580      2,744,770          40,908      2,311,302          6,460       364,990
Legato Systems, Inc. +                       35,900      2,131,563          29,800      1,769,375          4,800       285,000
Metro Information Services, Inc. +           20,500        699,563          15,000        511,875          2,600        88,725
Microsoft Corp. +                           109,800      9,827,100         112,400     10,059,800         18,200     1,628,900
Midisoft Corp. +                              1,664          1,196           2,474          1,778            405           291
NCR Corp. +                                 161,200      5,329,675         163,200      5,395,800         25,500       843,094
Parametric Technology Corp. +               104,200      3,471,163         108,400      3,611,075         16,800       559,650
Pegasus Systems, Inc. +                      61,900      1,593,925          51,400      1,323,550          8,200       211,150
Peregrine Systems, Inc. +                    69,600      1,331,100          57,800      1,105,425          9,300       177,863
Pinnacle Systems, Inc. +                     19,600        742,350          16,200        613,575          2,600        98,475
PRT Group Inc. +                             32,500        318,906          26,800        262,975          4,400        43,175
SGS-Thomson Microelectronics ADR
(France) +                                   33,374      2,588,571          40,803      3,164,783          9,148       709,542
SPR Inc. +                                   22,700        749,100          20,000        660,000          3,000        99,000
Simione Central Holdings, Inc. +             60,700        690,463          50,400        573,300          8,100        92,138
Simulation Sciences Inc. +                   64,100        624,975          53,200        518,700          8,600        83,850
Software AG Systems, Inc. +                  32,500        861,250          27,100        718,150          4,500       119,250
Summit Design, Inc. +                        56,600        841,925          45,700        679,788          7,600       113,050
Technology Solutions Co. +                   10,575        280,238           9,175        243,138          1,325        35,113
THINK New Ideas, Inc. +                      40,600        695,275          34,500        590,813          5,300        90,763
3Com Corp. +                                161,250      5,794,922         162,985      5,857,273         25,595       919,820
Visual Networks, Inc. +                      40,800      1,060,800          33,900        881,400          5,300       137,800
Walker Interactive Systems, Inc. +           40,900        800,106          34,500        674,906          5,500       107,594
                                                    --------------                 --------------                 ------------
                                                        93,032,176                     86,907,394                   14,048,021

Conglomerates                                                  1.0%                           1.0%                         0.5%
------------------------------------------------------------------------------------------------------------------------------
Axia Holding Inc. 144A +                        225         18,000              --             --             --            --
BTR PLC (United Kingdom)                    600,180      1,965,686         772,755      2,530,896        164,032       537,231
Hutchison Whampoa, Ltd. (Hong Kong)         304,000      2,138,303         385,000      2,708,048         82,000       576,779
Lonrho PLC (South Africa)                   207,000        376,289         255,000        463,544         42,000        76,348
Ogden Corp.                                 152,600      4,387,250         157,340      4,523,525         25,020       719,325
Securicor Group PLC Class A,
(United Kingdom)                            179,056      1,220,747         227,800      1,553,068         48,483       330,542
Tenneco, Inc.                                35,300      1,506,869          34,400      1,468,450          5,800       247,588
Tomkins PLC (United Kingdom)                466,434      2,835,108         599,136      3,641,706        126,296       767,660
                                                    --------------                 --------------                 ------------
                                                        14,448,252                     16,889,237                    3,255,473

Consumer Durable Goods                                         0.1%                           0.1%                          --%
------------------------------------------------------------------------------------------------------------------------------
Guangdong Kelon Elec Holding                213,000        247,412         260,000        302,006         43,000        49,947
Hasbro, Inc.                                 28,355      1,001,286          27,670        977,097          4,580       161,731
                                                    --------------                 --------------                 ------------
                                                         1,248,698                      1,279,103                      211,678

Consumer Non Durables                                          2.9%                           2.5%                         1.3%
------------------------------------------------------------------------------------------------------------------------------
B A T Industries PLC (United Kingdom)       296,104      3,013,270         377,210      3,838,636         80,930       823,575
Clorox Co.                                   52,200      4,472,888          54,300      4,652,831          8,600       736,913
Colgate-Palmolive Co.                        60,000      5,197,500          60,700      5,258,138          9,900       857,588
Dimon Inc.                                       --             --              --             --             --            --
Estee Lauder Cos. Class A                    31,900      2,165,213          31,800      2,158,425          5,100       346,163
French Fragrances Inc. +                     69,100      1,174,700          57,400        975,800          9,300       158,100
Hedstrom Holdings, Inc. 144A                    910          1,251           2,729          3,752            910         1,251
KAO Corp. (Japan)                           144,000      1,893,599         186,000      2,445,898         39,000       512,850
Kimberly-Clark Corp.                        121,160      6,073,145         123,035      6,167,129         19,780       991,473
Kimberly-Clark de Mexico, S.A. de C.V.
Class A                                     118,100        610,623         145,200        750,740         24,000       124,089
Onward Kashiyama Co. Ltd. (Japan)            51,000        632,327          65,000        805,907         14,000       173,580
Philip Morris Cos., Inc.                     35,700      1,488,244          34,800      1,450,725          5,800       241,788
Procter & Gamble Co.                         85,000      7,171,875          88,400      7,458,750         14,100     1,189,688
PT Gudang Garam                             132,000        183,804         164,000        228,362         29,500        41,077
RJR Nabisco Holdings Corp.                  135,780      4,251,611         138,360      4,332,398         21,480       672,593
Svenska Cellulosa AB Class B, (Sweden)       74,203      2,039,257          94,501      2,597,089         20,060       551,292
U.S.A. Floral Products, Inc. +               21,600        490,050          17,900        406,106          2,900        65,794
Wesley Jessen VisionCare, Inc. +             47,800      1,571,425          39,600      1,301,850          6,400       210,400
                                                    --------------                 --------------                 ------------
                                                        42,430,782                     44,832,536                    7,698,214

Consumer Products                                              0.2%                           0.1%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
Home Products International, Inc. +          48,700        785,288          41,400        667,575          6,600       106,425
Media Arts Group, Inc. +                     54,800      1,082,300          45,600        900,600          7,300       144,175
1-800 CONTACTS, INC. +                       20,000        397,500          16,600        329,925          3,300        65,588
Weider Nutrition Internatiional, Inc.        44,400        688,200          36,800        570,400          5,900        91,450
                                                    --------------                 --------------                 ------------
                                                         2,953,288                      2,468,500                      407,638

Consumer Related                                               0.1%                           0.1%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
Unilever Group (United Kingdom)             151,681      1,432,043         191,512      1,808,094         42,039       396,897

Consumer Services                                              1.7%                           1.2%                         0.6%
------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. +                                50          2,500             100          5,000             --            --
American Coin Merchandising, Inc. +          15,000        300,000          12,500        250,000          2,000        40,000
America Online, Inc. +                       27,100      1,851,269          27,300      1,864,931          4,300       293,744
Applied Graphics Technologies, Inc. +           600         28,875             400         19,250             --            --
Bright Horizons, Inc. +                      34,100        869,550          28,300        721,650          4,600       117,300
Dollar Thrify Automotive Group, Inc. +       94,800      2,133,000          78,700      1,770,750         12,700       285,750
Indian Hotels, Co. Ltd. GDR (India)           8,500        138,125          10,400        169,000          1,825        29,656
Interpublic Group Cos. Inc.                  57,400      3,565,975          59,700      3,708,863          9,400       583,975
Market Facts, Inc. +                         48,700        961,825          40,400        797,900          6,500       128,375
Marriott International, Inc. +               63,300      2,353,969          66,100      2,458,094         10,500       390,469
Marriott International, Inc. Class A +       63,300      2,266,931          66,100      2,367,206         10,500       376,031
Morton's Restaurant Group, Inc. +            28,900        666,506          24,000        553,500          3,900        89,944
On Assignment, Inc. +                        73,900      2,189,288          61,300      1,816,013          9,900       293,288
PJ America Inc. +                            23,400        421,200          19,400        349,200          3,100        55,800
Payment Svcs., Inc. +                        60,100      1,078,044          52,800        947,100          8,150       146,191
Rent-Way, Inc.                               98,300      2,334,625          81,500      1,935,625         13,200       313,500
Steiner Leisure Ltd. +                       26,200      1,331,288          22,000      1,117,875          3,500       177,844
Travel Services International Inc. +         41,900      1,393,175          34,700      1,153,775          5,600       186,200
Trendwest Resorts, Inc. +                     9,300        175,538           7,800        147,225          1,300        24,538
                                                    --------------                 --------------                 ------------
                                                        24,061,683                     22,152,957                    3,532,605

Correctional Facilities                                         --%                            --%                          --%
------------------------------------------------------------------------------------------------------------------------------
Wackenhut Corrections Corp. +                 6,100        152,881           5,700        142,856            900        22,556

Cosmetics                                                      0.1%                            --%                          --%
------------------------------------------------------------------------------------------------------------------------------
Shiseido Co., Ltd. +                         65,000        747,295          75,000        862,264         19,000       218,440

Education Services                                             0.4%                           0.3%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
Career Education Corp. +                     42,300        930,600          35,000        770,000          5,700       125,400
Education Management Corp. +                 51,400      1,747,600          43,800      1,489,200          7,100       241,400
Learning Tree International, Inc. +          14,100        311,963          12,100        267,713          1,900        42,038
Strayer Education, Inc.                      72,550      2,412,288          60,200      2,001,650          9,750       324,188
Youth Services International, Inc. +         61,200      1,132,200          50,800        939,800          8,200       151,700
                                                    --------------                 --------------                 ------------
                                                         6,534,651                      5,468,363                      884,726

Electronics and Electrical Equipment                           4.9%                           4.2%                         2.1%
------------------------------------------------------------------------------------------------------------------------------
Aavid Thermal Technologies, Inc. +           18,500        571,188          15,500        478,563          2,500        77,188
Adflex Solutions, Inc. +                     42,800        732,950          36,300        621,638          5,900       101,038
Advanced Lighting Technologies, Inc. +       41,700      1,078,988          35,200        910,800          5,600       144,900
American Telephone & Telegraph Co. +        116,885      7,670,578         118,655      7,786,734         19,040     1,249,500
ANADIGICS, Inc. +                            41,400        540,788          34,200        446,738          5,600        73,150
Applied Micro Circuits Corp. +               50,100      1,127,250          40,900        920,250          6,700       150,750
Ase Test Limited (Taiwan) +                   8,800        442,200          11,000        552,750          1,800        90,450
ATMI, Inc.                                   50,200      1,518,550          41,700      1,261,425          6,700       202,675
Brooks Automation, Inc. +                    29,200        459,900          25,700        404,775          4,150        65,363
Computer Products, Inc. +                    85,100      1,983,894          70,600      1,645,863         11,400       265,763
Cookson Group PLC (United Kingdom)          158,036        598,929         206,478        782,516         43,830       166,108
Credence Systems Corp. +                     40,975      1,185,714          34,784      1,006,562          5,628       162,860
Delaware Global Technologies Corp. +         76,898        874,715          63,808        725,816         10,276       116,890
Eaton Corp.                                   9,800        932,838           9,500        904,281          1,600       152,300
EFTC Corp. +                                 41,600        546,000          35,700        468,563          5,600        73,500
Emerson Electric Co.                         45,100      2,939,956          44,100      2,874,769          7,200       469,350
Flextronics International Ltd. +             21,100        911,256          17,550        757,941          2,900       125,244
General Electric Co.                        145,000     12,497,188         150,900     13,005,694         24,000     2,068,500
General Electric Co. PLC
(United Kingdom)                            318,837      2,520,033         417,903      3,303,034         86,331       682,346
Genesis Microchip Inc. +                     13,800        194,063          11,900        167,344          2,100        29,531
Harmonic Lightwaves, Inc. +                  71,400      1,151,325          59,300        956,213          9,600       154,800
Iberdola S.A. (Spain) +                      61,000        927,778          78,000      1,186,339         16,620       252,782
Illinois Tool Works, Inc.                     7,200        466,200           7,200        466,200          1,300        84,175
Innovative Valve Technologies, Inc. +        15,200        290,700          12,600        240,975          2,000        38,250
Integrated Process Equipment Corp. +         24,600        495,075          22,400        450,800          3,500        70,438
L.G. Electronics (South Korea)                5,720         78,939           7,320        101,020          1,180        16,285
Linear Technology Corp.                      26,600      1,835,400          26,800      1,849,200          4,300       296,700
Micrel, Inc. +                               32,500      1,232,969          27,000      1,024,313          4,400       166,925
Molins PLC (United Kingdom)                      --             --          51,400        242,208         13,687        64,496
Omron Corp. (Japan)                          86,000      1,305,381         114,000      1,730,388         23,000       349,113
Philips Electronics N.V. (Netherlands)       39,483      2,900,374          51,081      3,752,349         10,843       796,514
Photronics, Inc. +                           36,400      1,019,200          30,200        845,600          4,900       137,200
Premier Farnell PLC (United Kingdom)         33,800        216,600          43,000        275,556          9,092        58,264
QLogic Corp.                                 12,000        426,000           9,900        351,450          1,600        56,800
Rohm Co. Ltd. (Japan)                        15,000      1,375,113          19,000      1,741,810          4,000       366,697
Samsung Electronics Co. (South Korea)         8,000        421,963           9,400        495,807          1,600        84,393
Sansung Electro-Mechanics Co.
(South Korea) +                               7,250        154,009           8,780        186,511          1,470        31,227
Siebe PLC (United Kingdom)                   65,300      1,421,785          80,700      1,757,092         17,304       376,762
Siliconware Precision Industries Co. GDR
(Taiwan) +                                    9,000        169,200          11,200        210,560          1,900        35,720
Sony Corp. (Japan)                           29,000      2,462,430          36,000      3,056,809          8,000       679,291
Tadiran Ltd. (Israel)                        11,800        488,579          14,500        600,372          2,400        99,372
Taiwan Semiconductor Manufacturing Co.
ADR (Taiwan) +                               10,400        269,100          12,700        328,613          2,100        54,338
Texas Instruments, Inc.                     135,425      7,329,878         135,920      7,356,670         21,830     1,181,549
Tokyo Electron Ltd. (Japan)                  33,000      1,113,391          44,000      1,484,521          9,000       303,652
Vishay Intertechnology, Inc.                197,960      4,652,060         201,827      4,742,935         31,295       735,433
                                                    --------------                 --------------                 ------------
                                                        71,530,427                     74,460,367                   12,958,582

Energy-Related                                                 0.1%                           0.1%                          --%
------------------------------------------------------------------------------------------------------------------------------
BSES Ltd. GDR (India) +                      16,400        289,870          20,100        355,268          3,300        58,328
Beijing Datang Power Generation Co., Ltd.
Class H +                                   200,000         92,279         241,000        111,197         39,000        17,995
KTI, Inc. +                                  21,400        367,813          17,700        304,219          2,900        49,844
Malakoff Berhard (Malaysia)                 114,000        304,521         143,000        381,986         24,000        64,110
                                                    --------------                 --------------                 ------------
                                                         1,054,483                      1,152,670                      190,277

Entertainment                                                  0.9%                           0.7%                         0.3%
------------------------------------------------------------------------------------------------------------------------------
Berjaya Sports Toto Berhad (Malaysia)       155,000        420,411         189,000        512,630         33,600        91,134
Carnival Corp. Class A                       61,900      4,317,525          63,500      4,429,125         10,300       718,425
Penske Motorsports, Inc. +                   32,400      1,044,900          27,600        890,100          4,400       141,900
Time Warner, Inc.                            65,000      4,680,000          66,000      4,752,000         10,300       741,600
Vistana, Inc.                                72,600      1,923,900          59,300      1,571,450          9,600       254,400
                                                    --------------                 --------------                 ------------
                                                        12,386,736                     12,155,305                    1,947,459

Environmental Control                                          0.5%                           0.5%                         0.3%
------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Eaux (France)         20,527      3,336,591          25,703      4,177,931          5,456       886,853
Superior Services, Inc. +                    49,800      1,553,138          41,300      1,288,044          6,700       208,956
USA Waste Services, Inc. +                   69,300      3,088,181          70,400      3,137,200         11,200       499,100
                                                    --------------                 --------------                 ------------
                                                         7,977,910                      8,603,175                    1,594,909

Food and Beverages                                             2.9%                           2.6%                         1.4%
------------------------------------------------------------------------------------------------------------------------------
AquaPenn Spring Water Company, Inc. +        48,400        556,600          41,100        472,650          6,700        77,050
Bass PLC (United Kingdom)                   168,822      3,230,063         215,066      4,114,847         45,652       873,457
Bass PLC, Class B (United Kingdom)           34,012         55,697          49,875         81,674          7,600        12,446
Coca-Cola Enterprises, Inc.                 123,300      4,523,569         120,500      4,420,844         19,200       704,400
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar ADR (Brazil) +           38,600        887,800          46,800      1,076,400          7,700       177,100
Cosmos Bottling Corp.                       275,600         37,943         337,700         46,493         56,600         7,792
Cosmos Bottling Corp.144A +               1,030,000        141,806       1,265,000        174,159        210,000        28,912
Fomento Economico Mexicano, S.A.
de C.V. Class B, (Mexico)                    80,000        581,904          98,000        712,832         16,500       120,018
General Mills, Inc.                          19,820      1,506,320          19,290      1,466,040          3,190       242,440
Goodman Fielder Ltd. ADR (Australia)        150,828        234,314         187,728        291,639         40,328        62,650
Grand Union Co. +                             4,153          1,687           9,986          4,057          3,270         1,328
Greencore Group PLC (Ireland)               248,744      1,405,949         340,262      1,923,226         85,861       485,303
Hain Food Group, Inc.(The) +                 57,300      1,067,213          48,000        894,000          7,700       143,413
Heinz (H.J.) Co.                             28,900      1,687,038          28,200      1,646,175          4,700       274,363
NBTY, Inc.                                    7,700        467,775           6,400        388,800          1,000        60,750
Nestle S.A. (Switzerland) +                   3,093      5,921,728           3,822      7,317,441            811     1,552,707
NgFung Hong Ltd. (Hong Kong)                120,000        116,930         145,000        141,291         24,000        23,386
Panamerican Beverages, Inc. Class A,
(Mexico)                                     25,600      1,027,200          31,500      1,263,938          5,200       208,650
PepsiCo, Inc.                                31,800      1,357,463          31,100      1,327,581          5,200       221,975
Ralston-Ralston Purina Group                  8,300        879,800           8,100        858,600          1,400       148,400
Sara Lee Corp.                               69,600      4,289,100          69,200      4,264,450         11,300       696,363
The Quaker Oats Co.                         112,600      6,446,350         114,700      6,566,575         18,400     1,053,400
Whitman Corp.                               319,245      6,305,089         322,615      6,371,646         50,690     1,001,128
                                                    --------------                 --------------                 ------------
                                                        42,729,338                     45,825,358                    8,177,431

Forest Products                                                0.4%                           0.3%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                             86,000      4,859,000          87,600      4,949,400         13,620       769,530
Willamette Industries, Inc.                  30,400      1,141,900          29,700      1,115,606          5,000       187,813
                                                    --------------                 --------------                 ------------
                                                         6,000,900                      6,065,006                      957,343

Funeral/Cemetery Services                                      0.2%                           0.1%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
Equity Corporation International +           96,650      2,313,559          81,050      1,940,134         12,900       308,794

Health Care                                                    2.5%                           1.9%                         0.9%
------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                        36,300      3,201,206          37,100      3,271,756          5,750       507,078
Carematrix Corp. +                           35,900      1,103,925          29,800        916,350          4,800       147,600
Compdent Corp. +                             25,850        397,444          22,700        349,013          3,450        53,044
Concentra Managed Care, Inc. +               40,602      1,248,512          25,182        774,347          4,786       147,170
HEALTHSOUTH Corp. +                         143,400      4,024,163         142,900      4,010,131         23,100       648,244
IMPATH, Inc. +                               49,100      1,878,075          40,900      1,564,425          6,600       252,450
NCS HealthCare, Inc. Class A +               24,100        807,350          20,000        670,000          3,200       107,200
Pediatrix Medical Group, Inc. +               7,700        358,050           6,200        288,300          1,100        51,150
Province Healthcare Co. +                     6,100        160,125           5,200        136,500            800        21,000
Renal Care Group, Inc. +                     30,750      1,168,500          25,500        969,000          4,150       157,700
SteriGenics International, Inc. +            37,100        816,200          31,300        688,600          5,000       110,000
U.S. Surgical Corp.                         135,800      4,481,400         140,000      4,620,000         21,500       709,500
Warner-Lambert Co.                           48,400      8,243,125          50,100      8,532,656          8,000     1,362,500
WeLLPoint Health Networks, Inc. +           115,600      7,803,000         118,200      7,978,500         19,000     1,282,500
                                                    --------------                 --------------                 ------------
                                                        35,691,075                     34,769,578                    5,557,136

Hospital Management and
Medical Services                                               0.5%                           0.3%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
Centennial HealthCare Corp. +                44,400      1,115,550          36,800        924,600          5,900       148,238
First Consulting Group, Inc. +               46,100        950,813          38,000        783,750          6,100       125,813
Medquist, Inc. +                             42,500      1,564,531          35,300      1,299,481          5,700       209,831
Monarch Dental Corp. +                       20,200        345,925          16,800        287,700          2,700        46,238
National Surgery Centers, Inc. +             52,825      1,350,339          43,825      1,120,277          7,075       180,855
OrthAlliance, Inc. Class A +                 17,700        247,800          14,700        205,800          2,400        33,600
Phymatrix, Inc. +                            38,600        431,838          32,100        359,119          5,100        57,056
ProMedCo Management Co. +                    61,400        894,138          51,000        742,688          8,200       119,413
                                                    --------------                 --------------                 ------------
                                                         6,900,934                      5,723,415                      921,044

Insurance and Finance                                         14.9%                          13.1%                         6.9%
------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Holding N.V. (Netherlands)          85,013      1,963,283         109,913      2,538,321         22,091       510,168
ABSA Group Ltd.                              48,800        443,548          57,000        518,079          9,500        86,346
Acom Co. Ltd.                                 7,900        394,763          10,100        504,697          2,200       109,934
Aetna Inc.                                   56,600      4,722,563          57,700      4,814,344          8,900       742,594
AGF (Assurances Generales de France)
(France)                                     38,543      2,171,586          49,018      2,761,767         10,470       589,900
Ahmanson (H.F.) & Co.                         9,055        701,763           8,840        685,100          1,515       117,413
Allianz Versicherungs AG (Germany) +          3,323      1,004,544           4,227      1,277,824            892       269,652
Allianz Versicherungs AG Rights (expiration
date 4/1/98) (Germany) +                      3,323         16,458           4,227         20,935            892         4,418
Allied Irish Banks PLC (Ireland)            243,415      2,986,473         310,560      3,810,280         65,922       808,801
Alpha Credit Bank                             3,100        240,254           4,000        310,005          1,328       102,922
American Express Co.                         71,100      6,527,869          73,700      6,766,581         11,700     1,074,206
American General Corp.                       21,470      1,388,841          20,915      1,352,939          3,455       223,495
American International Group, Inc.           45,150      5,686,078          46,200      5,818,313          7,500       944,531
AON Corp.                                    21,600      1,398,600          21,100      1,366,225          3,600       233,100
Asahi Bank Ltd. (Japan)                      29,000        118,763          36,000        147,430          8,000        32,762
Associates First Capital Corp.               47,200      3,728,800          47,600      3,760,400          7,600       600,400
Banc One Corp.                               20,900      1,321,925          20,400      1,290,300          3,400       215,050
Banco Bradesco BRC . (Brazil)                71,324        737,077          87,696        906,266         14,494       149,784
Banco Comercial Portugues, S.A.
(Portugal)                                   16,600        536,517          20,800        672,262          4,399       142,177
Banco Comercial Portugues, S.A. Rights
(expiration date 4/20/98) (Portugal) +       16,600         58,784          20,800         73,657          4,399        15,578
Banco Frances del Rio de la Plata ADR
(Argentina)                                  12,493        376,352          14,300        430,788          2,400        72,300
Banco Frances del Rio de la Plata S.A.
ADR (Argentina)                              40,609        406,131          49,731        497,360         11,414       114,151
Bangkok Bank Public Co., Ltd. (Thailand)     88,000        233,008         105,000        278,021         17,500        46,337
Bank Leumi Le-Israel (Israel)               245,000        463,639         300,000        567,721         50,000        94,620
Bank Of Greece, S.A. (Greece)                 2,500        273,994           3,112        341,068             --            --
Bank of Ireland (Ireland) +                 180,893      3,576,092         227,660      4,500,626         48,325       955,349
Bank of Nova Scotia (Canada)                116,139      3,148,075         145,812      3,952,394         31,359       850,020
BankAmerica Corp.                           100,800      8,328,600         107,600      8,890,450         17,100     1,412,888
BankBoston Corp.                             11,300      1,245,825          11,000      1,212,750          1,900       209,475
Bankers Trust New York Corp. [PI SYMBOL]     50,300      6,051,719          51,000      6,135,938          8,200       986,563
Banque Nationale de Paris (France)           48,719      3,790,305          61,788      4,807,064         12,892     1,002,989
Beneficial Corp.                              4,340        539,516           4,310        535,787            700        87,019
Charter One Financial, Inc.                   1,800        119,733           1,800        119,733            200        13,305
CIGNA Corp.                                   6,915      1,417,575           6,770      1,387,850          1,110       227,550
Citicorp                                      8,600      1,221,200           9,355      1,328,410          1,550       220,100
Comerica, Inc.                               38,600      4,084,363          38,600      4,084,363          6,200       656,038
Commonwealth Bank of Australia
(Australia)                                  84,296      1,002,709         107,512      1,278,866         24,082       286,458
Conseco Inc.                                 81,300      4,603,613          83,400      4,722,525         13,500       764,438
Credit Commercial de France (France)          5,770        474,540           7,270        597,904          1,560       128,299
Crestar Financial Corp.                      12,900        762,713          12,600        744,975          2,100       124,163
Dao Heng Bank Group Ltd. (Hong Kong)        129,500        382,740         178,000        526,083         39,000       115,265
Deutsche Bank AG (Germany)                   32,777      2,468,698          44,196      3,328,754          9,381       706,558
Development Bank of Singapore Ltd.
(Singapore)                                 135,300        989,795         166,100      1,215,115         36,300       265,555
Development Bank of Singapore Ltd.
Rights (expiration date 5/1/98)
(Singapore) +                                24,600         12,963          30,200         15,914          6,600         3,478
Federal Home Loan Mortgage Corp.            102,600      4,867,088         103,500      4,909,781         16,500       782,719
Fannie Mae                                   16,325      1,032,556          15,915      1,006,624          2,630       166,348
Fifth Third Bancorp                          22,400      1,915,200          22,800      1,949,400          3,700       316,350
First Chicago NBD Corp.                      80,400      7,085,250          81,000      7,138,125         13,100     1,154,438
First National Bank Holdings Ltd.
(South Africa)                               32,200        443,322          39,000        536,942          6,600        90,867
Firstar Corp.                                12,730        502,835          12,425        490,788          2,055        81,173
ForeningsSparbanken AB (Sweden)              19,800        651,739          25,200        829,486          5,279       173,764
Franklin Resources, Inc.                     66,000      3,498,000          64,500      3,418,500         10,500       556,500
Grupo Financiero Banamex Accival, S.A.
de C.V. Class B, (Mexico) +                 216,000        550,787         265,000        675,734         44,000       112,197
Guoco Group Ltd. (Hong Kong)                 99,800        244,728         173,600        425,699         34,400        84,355
Haci Omer Sabanci Holdings (Turkey)          36,000        522,000          44,500        645,250          7,300       105,850
HealthCare Financial Partners, Inc. +        14,300        677,463          12,000        568,500          1,900        90,013
Healthcare Recoveries, Inc. +                83,000      1,929,750          66,100      1,536,825         10,300       239,475
Hibernia Corp. Class A                       22,300        458,544          21,800        448,263          3,700        76,081
Housing & Commercial Bank (Korea)                --             --           2,253         15,208             --            --
HSBC Holdings PLC (United Kingdom)          111,587      3,413,195         140,055      4,283,967         29,925       915,338
Inspire Insurance Solutions, Inc. +          47,900      1,592,675          39,700      1,320,025          6,400       212,800
Internationale Nederlanden Groep
(Netherlands)                                60,532      3,438,129          77,623      4,408,873         16,477       935,870
Julius Baer Holdings AG (Switzerland)           615      1,495,564             794      1,930,858            176       427,999
Keycorp                                     130,100      4,919,406         133,000      5,029,063         21,000       794,063
Kookmin Bank (South Korea) +                 28,700        217,737          34,930        265,002          5,830        44,230
Lehman Brothers Holding, Inc.                65,000      4,866,875          67,000      5,016,625         10,300       771,213
Liberty Life Association fo Africa Ltd.      26,600        898,381          32,700      1,104,401          5,400       182,378
MBNA Corp.                                  175,500      6,285,094         179,862      6,441,308         29,012     1,038,992
Mercantile Bancorpation, Inc.                10,100        553,606           9,900        542,644          1,700        93,181
Morgan (J.P.) & Co., Inc.                    10,245      1,376,032           9,970      1,339,096          1,650       221,616
Morgan Stanley, Dean Witter,
Discover and Co.                             58,000      4,226,750          59,500      4,336,063          9,600       699,600
Munich Re (Germany) +                         2,317      1,003,302           2,947      1,276,103            622       269,337
National City Corp.                          13,200        967,725          12,900        945,731          2,100       153,956
Nikko Securities Co. Ltd. (Japan)           322,000      1,040,427         389,000      1,256,914         88,000       284,340
Nordbanken Holding AG (Sweden)              101,302        670,690         128,950        853,739         26,826       177,607
Oversea Chinese Banking Corp.               171,000        964,724         217,000      1,224,241         46,000       259,516
Overseas Union Bank Ltd. (Singapore)        185,000        722,567         236,000        921,761         50,000       195,288
PNC Bank Corp.                               42,545      2,550,041          41,585      2,492,501          6,870       411,771
Promise Co., Ltd. (Japan)                    22,070      1,145,956          25,380      1,317,823          6,170       320,369
Prudential Corp. PLC (United Kingdom)       146,373      2,147,494         186,074      2,729,962         39,325       576,952
QBE Insurance Group Ltd. (Australia)         84,450        369,090         107,700        470,705         23,400       102,270
Reinsurance Group America, Inc.              41,550      2,077,500          34,515      1,725,750          5,520       276,000
Royal & Sun Alliance Insurance Group
PLC (United Kingdom)                        175,048      2,225,965         222,653      2,831,325         47,024       597,972
Royal Bank of Canada (Canada)                24,574      1,457,809          31,034      1,841,037          6,654       394,737
Skandinaviska Enskilda Bank Class A,
(Sweden)                                     45,900        667,985          58,300        848,442         12,318       179,264
Societe Generale (France)                    16,172      3,240,149          20,510      4,109,291          4,279       857,321
Southtrust Corp.                             29,550      1,237,406          30,150      1,262,531          5,250       219,844
State Bank of India GDR (India)              11,500        197,656          14,500        249,219          2,400        41,250
Summit Bancorp                              102,650      5,138,916         104,200      5,216,513         16,250       813,516
SunTrust Banks, Inc.                         12,900        972,338          12,700        957,263          2,100       158,288
Svenska Handelsbanken (Sweden)               14,235        657,941          18,072        835,287          3,808       176,006
Tele-Communications TCI ventures
Group Class A +                             178,000      3,126,125         185,000      3,249,063         29,400       516,338
Telecom Italia SPA (Italy)                  297,800      2,350,491         377,400      2,978,761         80,200       633,007
Thai Farmers Bank Public Co.Ltd.
(Thailand)                                   82,000        205,527         100,000        250,643         16,000        40,103
Tokai Bank Ltd.(The) (Japan)                 15,000         92,877          18,000        111,452          3,000        18,575
Transamerica Corp.                           38,500      4,485,250          39,200      4,566,800          6,100       710,650
Travelers Group Inc.                        131,500      7,890,000         136,649      8,198,940         21,800     1,308,000
Unidanmark AS (Denmark)                       5,400        429,283           6,900        548,529          1,466       116,542
Union Planters Corp.                         87,000      5,410,313          88,200      5,484,938         13,700       851,969
United Bank of Switzerland (Switzerland)      2,608      4,268,104           3,250      5,318,764            690     1,129,215
United Overseas Bank Ltd. (Singapore)       251,000      1,392,715         309,000      1,714,538         68,000       377,309
Washington Mutual, Inc.                     117,300      8,412,609         118,200      8,477,156         18,600     1,333,969
Wells Fargo & Co.                            18,800      6,227,500          19,000      6,293,750          3,000       993,750
Westpac Banking Corp. (Australia)           153,900      1,031,355         193,100      1,294,053         41,000       274,760
Yapi ve Kredi Bankasi A.S. GDR (Turkey) +    17,200        595,120          21,100        730,060          3,500       121,100
Zurich Versicherungs-Gesellschaft
(Switzerland)                                 1,924      1,119,119           2,303      1,339,570            489       284,433
                                                    --------------                 --------------                 ------------
                                                       216,277,162                    235,432,389                   41,858,883

Medical Supplies and Devices                                   1.4%                           1.1%                         0.5%
------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                   32,400      1,786,050          31,600      1,741,950          5,300       292,163
CN Biosciences, Inc. +                       24,100        626,600          20,000        520,000          3,200        83,200
Cyberonics, Inc.                             28,700        914,813          23,400        745,875          3,700       117,938
Cytyc Corp. +                                49,900      1,247,500          42,000      1,050,000          7,100       177,500
Igen, Inc. +                                 27,000      1,144,125          22,700        961,913          3,600       152,550
Minimed, Inc. +                              29,800      1,318,650          24,700      1,092,975          4,000       177,000
Ranbaxy Laboratories GDR Ltd. (India)        12,300        319,800          15,000        390,000          2,500        65,000
Sabratek Corp. +                             53,500      1,872,500          44,400      1,554,000          7,200       252,000
Schick Technologies, Inc. +                  23,900        609,450          19,800        504,900          3,200        81,600
Tyco International Ltd. +                   191,100     10,438,838         194,600     10,630,025         30,900     1,687,913
Xomed Surgical Products Inc. +               26,400        726,000          17,800        489,500          2,500        68,750
                                                    --------------                 --------------                 ------------
                                                        21,004,326                     19,681,138                    3,155,614

Metals and Mining                                              0.6%                           0.6%                         0.3%
------------------------------------------------------------------------------------------------------------------------------
Aluminum Co. of America                      48,015      3,304,032          48,595      3,343,943          7,875       541,898
Billiton PLC (United Kingdom) +             110,000        295,023         135,000        362,074         22,300        59,809
Companhia Vale do Rio Doce ADR
(Brazil)                                     42,000        997,500          51,700      1,227,875          8,600       204,250
Compania Siderurgica Nacional (Brazil)       13,000        385,198          16,000        474,090          2,700        80,003
Hindalco Industries Ltd. (Luxembourg) +       9,100        161,525          11,200        198,800          1,850        32,838
Madeco S. A. ADR                             20,700        358,369          25,500        441,469          4,200        72,713
Pohang Iron & Steel Company, Ltd.
(South Korea)                                 2,900        162,391           3,500        195,989            600        33,598
Rio Tinto PLC (United Kingdom)              160,248      2,147,551         205,518      2,754,233         43,391       581,501
Sasol Ltd. (South Africa)                    61,000        494,447          75,000        607,927         12,400       100,511
Timah Langat Berhad (Malaysia)              106,000        216,356         136,000        277,589         23,000        46,945
Yanzhou Coal Mining Co. Ltd. (China) +      454,000        142,970         560,000        176,351         94,000        29,602
                                                    --------------                 --------------                 ------------
                                                         8,665,362                     10,060,340                    1,783,668

Oil and Gas                                                    4.3%                           3.8%                         2.0%
------------------------------------------------------------------------------------------------------------------------------
Amoco Corp.                                  86,600      7,480,075          87,800      7,583,725         13,800     1,191,975
Atlantic Richfield Co.                       91,400      7,186,325          92,700      7,288,538         14,700     1,155,788
British Petroleum Co. PLC
(United Kingdom)                            168,319      2,424,470         213,348      3,073,069         45,287       652,315
British Petroleum PLC ADR
(United Kingdom)                             19,330      1,663,588          18,865      1,623,569          3,110       267,654
Burmah Castrol PLC (United Kingdom)         143,038      2,911,221         183,455      3,733,819         38,942       792,578
Cia Naviera Perez Co. (Argentina)            50,000        338,534          81,000        548,425         10,200        69,061
Coastal Corp.                                15,500      1,009,438          15,200        989,900          2,600       169,325
Cooper Cameron Corp. +                       37,500      2,264,063          37,700      2,276,138          6,100       368,288
Elf Aquitaine S.A. (France) +                21,853      2,867,125          28,043      3,679,256          5,953       781,037
Elf Aquitane ADR (France)                    25,100      1,625,225          24,500      1,586,375          4,100       265,475
Engen Ltd. (South Africa)                    95,000        411,443         117,000        506,725         19,500        84,454
Enron Corp.                                  20,800        964,600          20,300        941,413          3,400       157,675
Ente Nazionale Idrocarburi SPA (Italy) +    169,296      1,155,305         215,468      1,470,390         46,539       317,590
Exxon Corp.                                  87,600      5,923,950          88,200      5,964,525         14,200       960,275
Halliburton Co.                             209,600     10,519,300         214,100     10,745,144         33,800     1,696,338
Hong Kong and China Gas Co., Ltd.
(Hong Kong)                                      --             --              --             --             --            --
Kerr-McGee Corp.                             19,855      1,381,163          19,325      1,344,295          3,195       222,252
Lukoil Holding ADR (Russia)                   9,400        655,650          11,600        809,100          1,900       132,525
Mobil Corp.                                  43,800      3,356,175          43,900      3,363,838          7,100       544,038
MOL Magyar Olaj-es Gazipari GDR              11,900        362,355          14,600        444,570          2,400        73,080
PTT Exploration & Production PLC
(Thailand)                                   11,100        127,265          13,900        159,368          2,400        27,517
Petroleo Brasileiro S/A-Petrobras ADR
(Brazil)                                     39,300        938,288          48,000      1,146,000          7,900       188,613
Ramco Energy PLC ADR
(United Kingdom) +                           30,000        352,500          37,000        434,750          6,100        71,675
Shell Transportation & Trading
(United Kingdom)                                 --             --              --             --         37,948       278,375
Tatneft ADR (Russia)                         15,000        347,813          18,500        428,969          3,000        69,563
Tosco Corp.                                  32,600      1,149,150          31,800      1,120,950          5,300       186,825
Total Corp. Class B, (France)                25,793      3,100,661          32,834      3,947,083          6,970       837,887
Western Atlas, Inc. +                        22,100      1,709,988          22,500      1,740,938          3,600       278,550
YPF S.A. ADR (Argentina)                     25,600        870,400          31,400      1,067,600          5,200       176,800
                                                    --------------                 --------------                 ------------
                                                        63,096,070                     68,018,472                   12,017,528

Paper and Forest Products                                      0.6%                           0.5%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
Boise Cascade Corp.                         164,400      5,928,675         167,800      6,051,288         26,900       970,081
PT Indah Kiat Pulp & Paper Corp.
(Indonesia)                                 635,000        158,751         782,000        195,502        130,000        32,500
Unisource Worldwide, Inc.                   155,920      1,929,510         160,720      1,988,910         25,400       314,325
                                                    --------------                 --------------                 ------------
                                                         8,016,936                      8,235,700                    1,316,906

Pharmaceuticals                                                4.1%                           3.3%                         1.7%
------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                 18,300      1,745,363          17,810      1,698,629          2,945       280,879
Astra AB (Sweden)                            35,747        736,803          44,533        917,896          9,453       194,841
Bristol-Myers Squibb Co.                     90,655      9,456,450          90,995      9,491,916         14,620     1,525,049
Glaxo Wellcome PLC (United Kingdom)          65,504      1,758,977          83,473      2,241,498         17,645       473,821
Glaxo Wellcome PLC ADR
(United Kingdom) +                           13,000        703,625          12,700        687,388          2,200       119,075
Johnson & Johnson                            18,800      1,378,275          18,300      1,341,619          3,100       227,269
Lilly (Eli) & Co.                            39,800      2,373,075          26,900      1,603,913          4,300       256,388
Medicis Pharmaceutical Corp. Class A +       64,050      2,794,181          54,550      2,379,744          8,850       386,081
Merck & Co., Inc.                            70,925      9,104,997          63,110      8,101,746         10,140     1,301,723
Natural Alternatives International, Inc. +   22,700        456,838          19,000        382,375          3,000        60,375
Novartis AG ADR (Switzerland)                 1,562      2,769,817           2,112      3,745,104            448       794,416
Pfizer, Inc.                                 85,800      8,553,188          83,700      8,343,844         14,600     1,455,438
Pharmacia & Upjohn, Inc.                    179,625      7,858,594         177,000      7,743,750         29,265     1,280,344
Pharmacia & Upjohn, Inc. Depository
Shares (Sweden)                              48,981      2,110,933          62,206      2,680,891         13,109       564,958
Sankyo Co., Ltd. (Japan)                     58,000      1,612,564          72,000      2,001,804         16,000       444,845
Schering-Plough Corp.                        71,200      5,816,150          81,300      6,641,194         12,900     1,053,769
Trimeris, Inc. +                             35,300        264,750          29,300        219,750          4,700        35,250
                                                    --------------                 --------------                 ------------
                                                        59,494,580                     60,223,061                   10,454,521

Photography                                                    0.3%                           0.2%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
Canon, Inc. (Japan)                          50,000      1,130,899          63,000      1,424,933         13,000       294,034
Eastman Kodak Co.                            23,700      1,537,538          23,200      1,505,100          3,900       253,013
Fuji Photo Film Co. (Japan)                  33,000      1,229,937          41,000      1,528,104          9,000       335,437
                                                    --------------                 --------------                 ------------
                                                         3,898,374                      4,458,137                      882,484

Publishing                                                     1.2%                           1.0%                         0.5%
------------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. +                26,200      1,516,325          21,700      1,255,888          3,500       202,563
Gannett Co., Inc.                           128,400      9,228,750         129,900      9,336,563         20,700     1,487,813
McGraw-Hill, Inc.                            13,000        988,813          12,700        965,994          2,100       159,731
Times Mirror Co. Class A                     96,400      6,109,350          98,300      6,229,763         15,700       994,988
                                                    --------------                 --------------                 ------------
                                                        17,843,238                     17,788,208                    2,845,095

Real Estate                                                    1.1%                           0.9%                         0.4%
------------------------------------------------------------------------------------------------------------------------------
Ayala Land, Inc. Class B, (France)          707,900        342,049         872,300        421,485        144,600        69,869
Belle Corp. (Philippines) +               2,320,000        135,134       2,850,000        166,005        470,000        27,376
CB Commercial Real Estate Services
Group, Inc. (R)+                              5,500        220,000           4,500        180,000            700        28,000
China Resources Beijing (Hong Kong)         118,000         63,202         146,000         78,199         24,000        12,855
Equity Office Properties Trust (R)            1,011         30,962           1,013         31,009            182         5,574
Equity Residential Properties Trust (R)      96,180      4,833,045          97,980      4,923,495         15,200       763,800
Grupo Accion, S.A. de C.V. 144A ADR
(Mexico) +                                   18,700        168,300          23,000        207,000          3,800        34,200
Henderson Land Development Co. Ltd.
(Hong Kong) (R)                             232,000      1,176,738         294,000      1,491,211         62,000       314,473
Shanghai Industrial Holdings Ltd.
(Hong Kong)                                  55,000        225,020          70,000        286,389         12,000        49,095
SM Prime Holdings Inc.                    1,293,700        253,466       1,589,500        311,420        293,900        57,582
Starwood Lodging Trust                      152,125      8,129,180         154,550      8,258,766         24,405     1,304,132
                                                    --------------                 --------------                 ------------
                                                        15,577,096                     16,354,979                    2,666,956

Retail                                                         5.8%                           4.6%                         2.2%
------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores +                       18,175        634,989          15,100        527,556          2,450        85,597
Alrenco, Inc. +                              33,100        662,000          27,700        554,000          4,500        90,000
Cifra S.A. de CV (Mexico)                   235,572        431,282         290,277        531,435         48,007        87,891
CompUSA, Inc. +                              76,600      1,991,600          77,900      2,025,400         12,500       325,000
Cost Plus, Inc. +                            31,400        997,931          26,000        826,313          4,200       133,481
Costco Companies, Inc. +                    115,500      6,164,813         116,500      6,218,188         18,500       987,438
CVS Corp.                                   118,500      8,946,750         123,632      9,334,216         17,847     1,347,449
Dayton Hudson Corp.                          58,700      5,165,600          61,200      5,385,600          9,700       853,600
Distribucion y Servicio D&S S.A. ADR
(Chile) +                                    13,300        231,088          16,300        283,213          2,700        46,913
Dixons Group PLC (United Kingdom)           131,200      1,153,177         167,000      1,467,840         35,700       313,784
Fred Meyer, Inc. +                           39,800      1,838,263          39,800      1,838,263          6,400       295,600
Hibbett Sporting Goods, Inc. +               32,500        901,875          27,000        749,250          4,500       124,875
Home Depot, Inc. (The)                       41,400      2,791,913          43,200      2,913,300          6,900       465,319
Hot Topic, Inc. +                            30,900        865,200          25,700        719,600          4,100       114,800
Il Fornaio (America) Corp.                    4,800         69,300           4,000         57,750            600         8,663
Ito-Yokado Co., Ltd. (Japan)                 19,000      1,030,809          24,000      1,302,074          5,000       271,266
Jones Apparel Group, Inc. +                  32,500      1,789,531          33,000      1,817,063          5,100       280,819
K mart Corp. +                              440,235      7,346,418         449,400      7,499,363         71,910     1,199,998
Linens 'N Things, Inc. +                     45,900      2,521,631          38,100      2,093,119          6,200       340,613
Officemax, Inc. +                           215,800      3,857,425         220,900      3,948,588         33,900       605,963
Penney (J.C.) Co., Inc.                      13,200        999,075          12,900        976,369          2,200       166,513
Piercing Pagoda, Inc. +                      32,000      1,000,000          27,300        853,125          4,400       137,500
Rexall Sundown, Inc. +                       97,600      3,324,500          82,000      2,793,125         13,100       446,219
Safeway, Inc. +                             102,900      3,800,869          84,500      3,121,219         13,000       480,188
Supersol Ltd. ADR +                          32,800        526,850          40,000        642,500          6,500       104,406
TJX Cos., Inc. (The)                         99,900      4,520,475         100,500      4,547,625         16,000       724,000
The Men's Wearhouse, Inc. +                  36,200      1,339,400          30,050      1,111,850          4,800       177,600
The North Face, Inc. +                       73,300      1,777,525          60,300      1,462,275         10,000       242,500
Toys "R" Us, Inc.                            49,175      1,478,323          47,965      1,441,948          7,930       238,396
Track 'n Trail Inc. +                        35,600        249,200          29,300        205,100          5,000        35,000
Vendex International N.V. (Netherlands)      32,230      2,042,616          40,649      2,576,180          8,629       546,873
Walgreen Co.                                107,600      3,786,175         113,600      3,997,300         18,100       636,894
Wal-Mart Stores, Inc.                       157,000      7,977,563         163,500      8,307,844         26,000     1,321,125
Wolverine World Wide, Inc.                   53,720      1,517,590          47,187      1,333,033          7,702       217,582
                                                    --------------                 --------------                 ------------
                                                        83,731,756                     83,461,624                   13,453,865

Specialty Consumer Products                                    0.3%                           0.2%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
Action Performance Cos., Inc. +              47,800      1,681,963          39,600      1,393,425          6,400       225,200
Adidas AG (Germany)                           3,760        667,438           4,760        844,948            993       176,268
Guitar Center, Inc. +                        47,500      1,122,188          39,500        933,188          6,400       151,200
Lumen Technologies, Inc. +                   79,600        676,600          66,000        561,000         10,600        90,100
                                                    --------------                 --------------                 ------------
                                                         4,148,189                      3,732,561                      642,768

Telecommunications                                             3.8%                           3.3%                         1.8%
------------------------------------------------------------------------------------------------------------------------------
Advanced Info Service Public Co., Ltd.
(Thailand)                                   41,400        325,666          50,800        399,609          8,500        66,864
Airtouch Communications, Inc. +              59,800      2,926,463          60,300      2,950,931          9,600       469,800
AmeriLink Corp. +                            26,600        665,000          22,100        552,500          3,600        90,000
American Communication Services, Inc. +      72,700      1,317,688          62,000      1,123,750          9,800       177,625
Asia Satellite Telecommunications
Holdings Ltd. (Hong Kong)                    87,000        171,233         107,000        210,597         18,500        36,412
Bell Canada International Inc. +             12,400        277,450          15,200        340,100          2,500        55,938
Black Box Corp. +                            23,400        862,875          19,450        717,219          3,100       114,313
CellNet Data Systems, Inc. +                  1,000         11,000           3,200         35,200            800         8,800
China Telecom Ltd. (Hong Kong) +            516,000      1,045,559         646,000      1,308,975        132,000       267,469
Compania Anonima Nacional Telefonos
de Venezuela ADR (Venezuela) +                7,500        313,594           9,300        388,856          1,500        62,719
Deutsche Telekom AG (Germany) +              41,823        908,900          53,029      1,152,430         11,091       241,030
Excel Switching Corp. +                      28,400        717,100          23,600        595,900          3,800        95,950
Exodus Communications, Inc. +                30,300        848,400          25,600        716,800          4,200       117,600
Hellenic Telecommunication Organization
S.A. (Greece)                                64,900      1,625,802          81,700      2,046,657         16,300       408,329
Hellenic Telecommunicaiton Organization
S.A. GDR (Greece)                            27,100        338,991          33,200        415,295          5,500        68,799
Hybrid Networks, Inc. +                      75,500        537,938          63,400        451,725         10,100        71,963
ITC Deltacom, Inc.                           22,100        709,963          18,300        587,888          3,000        96,375
Intermedia Communications, Inc. +            25,600      2,038,400          22,100      1,759,713          3,800       302,575
Koor Industries Ltd. (Israel)                    --             --           2,300        286,334            400        49,797
Koor Industries Ltd. ADR (Israel)             9,500        235,125          11,800        292,050          1,950        48,263
Lucent Technologies, Inc.                    52,700      6,739,013          53,500      6,841,313          8,500     1,086,938
Mahanager Telephone GDR 144A                 27,200        467,296          33,400        573,812          5,700        97,926
Multicanal Participacoes S.A. ADR
(Brazil) +                                   47,000        232,063          57,200        282,425          9,400        46,413
NEXTEL Communications, Inc. Class A +         1,177         39,724           3,819        128,891          1,819        61,391
Natural Microsystems Corp. +                 20,200        800,425          17,000        673,625          2,700       106,988
Northern Telecom Ltd. (Canada) +             60,042      3,883,577          52,539      3,398,275         11,548       746,936
Oy Nokia AB Class A, (Finland)               19,331      2,076,953          25,652      2,756,091          5,445       585,019
Philippine Long Distance ADR                 11,700        326,807          21,600        603,336          3,600       100,556
Portugal Telecom S.A. (Portugal)             31,133      1,620,989          39,421      2,052,516          8,368       435,693
Portugal Telecom S.A. ADR                    11,600        608,275          14,200        744,613          2,300       120,606
Premisys Communications, Inc. +              36,500      1,047,094          32,500        932,344          5,300       152,044
RF Micro Devices, Inc. +                     23,600        345,150          20,200        295,425          3,100        45,338
SK Telecom Co., Ltd. ADR (South Korea)       16,960        134,620          20,170        160,099          3,592        28,512
SmarTalk Teleservices, Inc.                  28,500        919,775          24,000        774,547      3,800,000       122,637
Smartone Telecommunications
(Hong Kong) +                                46,000        130,314          56,000        158,643          9,000        25,496
Telecomunicacoes Brasileiras S.A. (Brazil)    8,100      1,066,464          10,300      1,356,121          2,200       289,657
Telecomunicacoes de Sao Paulo S.A. (Brazil)   4,600      1,492,876           7,800      2,531,398          1,100       356,992
Telefonaktiebolaget LM Ericsson Class B,
(Sweden)                                     39,946      1,896,202          50,590      2,401,464         10,738       509,724
Telfonica de Espana (Spain)                  56,533      2,494,790          72,440      3,196,763         15,368       678,187
Tellabs, Inc. +                              58,500      3,926,813          60,600      4,067,775         10,700       718,238
US West Media Group                          31,905      1,108,699          31,135      1,081,941          5,140       178,615
Vodafone Group PLC (United Kingdom)         484,805      5,063,110         616,638      6,440,013        131,336     1,371,640
WinStar Communications. Inc.                 59,400      2,539,350          49,800      2,128,950          7,900       337,725
                                                    --------------                 --------------                 ------------
                                                        54,837,526                     59,912,909                   11,053,892

Transportation                                                 1.3%                           1.1%                         0.6%
------------------------------------------------------------------------------------------------------------------------------
AMR Corp. +                                  22,100      3,164,444          22,400      3,207,400          3,600       515,475
Bombardier, Inc. (Canada)                    64,700      1,598,685          82,236      2,031,986         17,793       439,651
British Airways PLC (United Kingdom)        140,863      1,429,946         181,400      1,841,450         38,505       390,877
Burlington Northern Santa Fe Corp. +         47,520      4,942,080          48,440      5,037,760          7,540       784,160
Canadian National Railway Co. (Canada) +     16,300      1,043,200          15,900      1,017,600          2,700       172,800
Delta Air Lines, Inc.                         9,200      1,087,900           9,000      1,064,250          1,500       177,375
Deutsche Lufthansa AG (Germany)              47,100        992,988          65,900      1,389,340         12,905       272,070
Expeditors International of
Washington, Inc.                             41,420      1,775,883          36,020      1,544,358          5,440       233,240
Jevic Transportation, Inc. +                 28,400        426,000          23,600        354,000          3,800        57,000
Peninsular and Oriental Steam
Navigation Co. (United Kingdom)              90,345      1,351,150         115,433      1,726,352         24,463       365,855
Tata Engineering & Locomotive Co., Ltd.
GDR (India) +                                27,000        195,750          33,000        239,250          5,300        38,425
Yamato Transport Co., Ltd. (Japan)           71,000        842,952          90,000      1,068,531         20,000       237,451
                                                    --------------                 --------------                 ------------
                                                        18,850,978                     20,522,277                    3,684,379

Utilities                                                      3.1%                           2.7%                         1.4%
------------------------------------------------------------------------------------------------------------------------------
Ameritech Corp.                              28,430      1,405,508          27,755      1,372,138          4,590       226,918
Bell Atlantic Corp.                          14,900      1,527,250          14,600      1,496,500          2,500       256,250
Centrais Eletricas de Santa Catarina S.A.
144A GDR (Brazil) +                           3,500        416,500           4,300        511,700            700        83,300
Companhia Energetica de Minas Gerais
ADR (Brazil)                                 18,300        882,975          22,500      1,085,625          3,700       178,525
Duke Energy Corp.                            17,700      1,054,256          17,200      1,024,475          2,900       172,731
Electricidade de Portugal S.A. (Portugal) + 129,619      3,010,969         163,648      3,801,441         33,108       769,078
Electricity Generating Public Co. Ltd.
(Thailand)                                   84,600        200,082         103,800        245,491         17,500        41,388
Hong Kong Electric Holdings Ltd.
(Hong Kong) +                               154,000        528,691         196,000        672,879         42,000       144,188
Korea Electric Power Corp. (South Korea)     35,580        462,744          43,500        565,749          7,200        93,641
Mosenergo ADR (Russia) +                      9,600        350,400          11,800        430,700          2,000        73,000
Potomac Electric Power Co.                  181,000      4,536,313         184,500      4,624,031         28,600       716,788
SBC Communications, Inc.                    124,500      5,431,313         127,400      5,557,825         19,500       850,688
Scottish Power PLC (United Kingdom)         442,449      4,155,047         562,667      5,284,017        118,760     1,115,278
Sprint Corp.                                116,310      7,872,733         119,095      8,061,243         19,070     1,290,801
Telebras Co. ADR (Brazil)                    13,300      1,726,506          16,400      2,128,925          2,700       350,494
Telefonica de Argentina S.A. ADR
(Argentina)                                  13,700        521,456          15,400        586,163          2,500        95,156
Telefonos de Mexico S.A. ADR Class L,
(Mexico)                                     14,300        806,163          18,000      1,014,750          3,000       169,125
Telekom Malaysia (Malaysia)                  36,000        124,274          44,000        151,890          8,000        27,616
Unified Energy Systems GDR (Russia)          20,800        660,400          25,200        800,100          4,300       136,525
US West Communicatioins, Inc.               113,500      6,214,125         115,880      6,344,430         18,440     1,009,590
Veba (Vereinigte Elektrizitaets Bergwerks)
AG (Germany)                                 38,349      2,723,350          49,473      3,513,319         10,502       745,798
                                                    --------------                 --------------                 ------------
                                                        44,611,055                     49,273,391                    8,546,878
                                                    --------------                 --------------                 ------------

[CAPTION]

Total Common Stocks
(cost $946,989,176, $981,562,154
and $168,407,604)                                   $1,179,756,666                 $1,220,253,575                 $210,439,406
------------------------------------------------------------------------------------------------------------------------------

                                                     GROWTH                   BALANCED                    CONSERVATIVE
                                                               5.3%                      10.7%                      18.1%
CORPORATE BONDS                             Principal                 Principal                  Principal
AND NOTES*                                   Amount           Value     Amount           Value     Amount         Value

Advertising                                                    0.1%                           0.1%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
Adams Outdoor Advertising sr. notes
10 3/4s, 2006                            $  225,000     $  247,500      $  530,000     $  583,000      $  25,000   $    27,500
Lamar Advertising Co. company
guaranty 8 5/8s, 2007                       100,000        103,500         240,000        248,400         75,000        77,625
Lamar Advertising Co. sr. sub. notes
9 5/8s, 2006                                275,000        298,375         720,000        781,200        225,000       244,125
Outdoor Comunications Inc. sr. sub.
notes 9 1/4s, 2007                           15,000         15,600         925,000        962,000        410,000       426,400
Outdoor Systems, Inc. company
guaranty 8 7/8s, 2007                       125,000        131,250         200,000        210,000        225,000       236,250
Outdoor Systems, Inc. sr. sub. notes
9 3/8s, 2006                                 10,000         10,700          35,000         37,450         10,000        10,700
                                                      ------------                   ------------                 ------------
                                                           806,925                      2,822,050                    1,022,600

Aerospace and Defense                                          0.1%                           0.1%                         0.3%
------------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc. sr. sub. notes
11 3/4s, 2003                                60,000         66,000         145,000        159,500         50,000        55,000
Argo-Tech Corp. company guaranty
8 5/8s, 2007                                 30,000         30,675          80,000         81,800         20,000        20,450
Aviation Sales Co. 144A sr. sub. notes
8 1/8s, 2008                                120,000        118,200         300,000        295,500        100,000        98,500
BE Aerospace sr. sub. notes Ser. B,
9 7/8s, 2006                                275,000        294,938         650,000        697,125        275,000       294,938
BE Aerospace, Inc. 144A sr. sub. notes
8s, 2008                                    200,000        199,500         550,000        548,625        100,000        99,750
Derlan Industries Ltd. sr. notes
10s, 2007 (Canada)                          150,000        157,500         425,000        446,250        125,000       131,250
K&F Industries, Inc. sr. sub. notes Ser. B,
9 1/4s, 2007                                 35,000         36,225          85,000         87,975         30,000        31,050
Lockheed Martin Corp. company
guaranty 7 1/4s, 2006                            --             --              --             --      1,190,000     1,248,239
Raytheon Co notes 6.45s, 2002               530,000        534,457              --             --             --            --
Sequa Corp. bonds 8 3/4s, 2001               30,000         30,600              --             --             --            --
Sequa Corp. sr. notes 9 5/8s, 1999           10,000         10,325          20,000         20,650         10,000        10,325
Sequa Corp. sr. sub. notes 9 3/8s, 2003          --             --          10,000         10,500             --            --
Tracor, Inc. sr. sub. notes 8 1/2s, 2007     10,000         10,338          20,000         20,675         10,000        10,338
United Defense Industries Inc.
company guaranty 8 3/4s, 2007                35,000         35,788          85,000         86,913             --            --
                                                      ------------                   ------------                 ------------
                                                         1,524,546                      2,455,513                    1,999,840

Agriculture                                                     --%                            --%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan notes
7 1/8s, 2007 (Cananda)                      155,000        158,956         395,000        405,080        525,000       538,398
Premium Standard Farms, Inc. sr. secd.
notes 11s, 2003 ++++                          3,799          4,103          15,181         16,397          8,590         9,277
Purina Mills, Inc. 144A sr. sub. notes
9s, 2010                                    130,000        134,225         340,000        351,050        110,000       113,575
                                                      ------------                   ------------                 ------------
                                                           297,284                        772,527                      661,250

Apparel                                                         --%                            --%                          --%
------------------------------------------------------------------------------------------------------------------------------
Sassco Fashions Ltd. sr. notes
12 3/4s, 2004                                60,000         63,300         315,000        332,325         50,000        52,750

Automotive                                                     0.2%                           0.3%                         0.6%
------------------------------------------------------------------------------------------------------------------------------
Aftermarket Technology Corp. sr. sub.
notes 12s, 2004                                  --             --          12,000         13,320          8,000         8,880
Aftermarket Technology Corp. sr. sub.
notes Ser. D, 12s, 2004                      11,000         12,210          18,000         19,980         12,000        13,320
General Motors Corp. sr. sub. notes
6 3/4s, 2002                                345,000        351,852         750,000        764,895      1,075,000     1,096,350
Hawk Corp. sr. notes 10 1/4s, 2003          210,000        227,850         530,000        575,050        180,000       195,300
Hayes Wheels International, Inc.
company guaranty Ser. B, 9 1/8s, 2007       150,000        158,250         355,000        374,525        250,000       263,750
Hertz Corp. sr. notes 7s, 2028              550,000        537,125       1,385,000      1,352,577      1,600,000     1,562,544
Lear Corp. sub. notes 9 1/2s, 2006          325,000        360,750         700,000        777,000        210,000       233,100
Navistar International Corp. 144A
sr. notes 7s, 2003                          560,000        555,800       1,510,000      1,498,675        470,000       466,475
Safety Components International, Inc.
sr. sub. notes Ser. B, 10 1/8s, 2007         40,000         41,400         120,000        124,200         35,000        36,225
                                                      ------------                   ------------                 ------------
                                                         2,245,237                      5,500,222                    3,875,944

Basic Industrial Products                                       --%                           0.1%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
American Standard Companies Inc.
sr. notes 7 3/8s, 2008                      550,000        541,750         950,000        935,750        380,000       374,300
Clark-Schwebel sr. notes 10 1/2s, 2006      110,000        122,100         290,000        321,900        100,000       111,000
W. R. Carpenter North America, Inc.
company guaranty 10 5/8s, 2007               50,000         53,500         150,000        160,500        125,000       133,750
                                                      ------------                   ------------                 ------------
                                                           717,350                      1,418,150                      619,050

Biotechnology                                                   --%                            --%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. notes 7.2s, 2002            160,000        161,771         425,000        429,705        595,000       601,587

Broadcasting                                                   0.3%                           0.6%                         0.5%
------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co. 144A
sr. sub. notes 8 7/8s, 2008                  90,000         90,900         220,000        222,200             --            --
Allbritton Communications sr. sub. deb.
Ser. B, 9 3/4s, 2007                             --             --              --             --        200,000       210,500
American Radio Systems Corp.
company guaranty 9s, 2006                     5,000          5,350          10,000         10,700         10,000        10,700
Azteca Holdings S.A. sr. notes 11s           40,000         41,700         100,000        104,250         25,000        26,063
Benedek Communications Corp.
sr. disc. notes stepped-coupon zero %
(13 1/4s, 5/15/01), 2006 ++                 100,000         80,000         200,000        160,000         75,000        60,000
Capstar Broadcasting sr. disc. notes
stepped-coupon zero %
(12 3/4s, 2/1/02), 2009 ++                  175,000        132,125         465,000        351,075        155,000       117,025
Capstar Broadcasting sr. sub. notes
9 1/4s, 2007                                     --             --         115,000        120,750             --            --
Central European Media Enterprises Ltd.
sr. notes 9 3/8s, 2004                       20,000         20,400          60,000         61,200         20,000        20,400
Chancellor Media Corp. 144A sr. sub.
notes 8 1/8s, 2007                          185,000        188,238         450,000        457,875        150,000       152,625
Chancellor Media Corp. sr. sub. notes
9 3/8s, 2004                                     --             --           5,000          5,325          5,000         5,325
Citadel Broadcasting Inc. sr. sub. notes
10 1/4s, 2007                               400,000        443,000         124,370        137,740         40,000        44,300
Comcast Corp. sr. sub. 9 1/8s, 2006         170,000        180,200              --             --             --            --
Comcast Corp. sr. sub. notes
9 1/2s, 2008                                     --             --              --             --         50,000        53,068
Comcast UK Cable, Ltd. deb.
stepped-coupon zero %
(11.2s, 11/15/00), 2007 (Bermuda) ++        150,000        124,500         400,000        332,000        130,000       107,900
Commodore Media, Inc. sr. sub. notes
stepped-coupon 7 1/2s,
(13 1/4s, 5/1/98), 2003 ++                  220,000        246,950         555,000        622,988        180,000       202,050
Diamond Cable Communication Co.
sr. disc. notes stepped-coupon zero %
(10 3/4s, 2/15/02), 2007
(United Kingdom) ++                         445,000        313,725         510,000        359,550        250,000       176,250
Diamond Cable Communication Co.
sr. disc. notes stepped-coupon zero %
(11 3/4s, 12/15/00), 2005
(United Kingdom) ++                         225,000        178,875         900,000        715,500        180,000       143,100
Diamond Cable Communication Co.
sr. disc. notes stepped-coupon zero %
(13 1/2s, 9/30/99), 2004
(United Kingdom) ++                              --             --         200,000        184,500             --            --
Echostar Satellite Broadcast Corp.
sr. disc. notes stepped-coupon zero %
(13 1/8s, 3/15/00), 2004 ++                  50,000         45,625         300,000        273,750         40,000        36,500
Fox/Liberty Networks LLC
sr. disc. notes stepped-coupon zero %
(9 3/4s, 8/15/02), 2007 ++                  100,000         68,500         300,000        205,500        100,000        68,500
Fox/Liberty Networks LLC sr. notes
8 7/8s, 2007                                140,000        145,250         360,000        373,500        120,000       124,500
Granite Broadcasting Corp. sr. sub. notes
9 3/8s, 2005                                200,000        207,000         225,000        232,875        150,000       155,250
Gray Communications Systems, Inc.
sr. sub. notes 10 5/8s, 2006                 10,000         10,850          35,000         37,975         10,000        10,850
Grupo Televisa S.A. sr. disc. notes
stepped-coupon zero %
(13 1/4s, 5/15/01), 2008 (Mexico) ++        250,000        200,000         600,000        480,000        200,000       160,000
Jacor Communications, Inc. company
guaranty 9 3/4s, 2006                         5,000          5,475          55,000         60,225          5,000         5,475
Jacor Communications, Inc. sr. sub. notes
10 1/8s, 2006                               110,000        120,450         285,000        312,075        100,000       109,500
Jacor Communications, Inc. sr. sub. notes
8s, 2010                                     70,000         70,000         140,000        140,000         60,000        60,000
Marcus Cable Co. (L.P.) sr. sub. disc. notes
stepped-coupon zero %
(13 1/2s, 8/1/99), 2004 ++                  170,000        161,500         430,000        408,500        140,000       133,000
Pegasus Media & Communications notes
Ser. B, 12 1/2s, 2005                            --             --         200,000        229,000        100,000       114,500
Petracom Holdings, Inc. notes
stepped-coupon zero %
(17 1/2s, 8/1/98), 2003 ++                  150,000        150,750         414,000        416,070        165,000       165,825
Radio One Inc. company guaranty
stepped-coupon Ser. B, 7s,
(12s, 5/15/00), 2004 ++                       5,000          5,100          10,000         10,200         10,000        10,200
Rogers Cablesystems Ltd. deb. 10 1/8s,
2012 (Canada)                                    --             --         400,000        438,000             --            --
Rogers Cablesystems Ltd. notes 11s,
2015 (Canada)                               150,000        173,250              --             --         50,000        57,750
SFX Entertainment Inc. 144A sr. sub.
notes 9 1/8s, 2008                           95,000         93,575         245,000        241,325         80,000        78,800
Sinclair Broadcast Group, Inc. sr. sub.
notes 8 3/4s, 2007                          100,000        103,500         500,000        517,500        100,000       103,500
Spanish Broadcasting sr. notes Ser. B,
11s, 2004                                    65,000         71,500         170,000        187,000         60,000        66,000
Sullivan Broadcasting sr. sub. notes
10 1/4s, 2005                               225,000        243,563         590,000        638,675        200,000       216,500
TCI Communications Inc deb.
8 3/4s, 2015                                     --             --         500,000        580,225             --            --
TCI Satellite Entertainment 144A sr. sub.
notes 10 7/8s, 2007                              --             --         145,000        153,338             --            --
Young Broadcasting, Inc. company
guaranty Ser. B, 9s, 2006                    75,000         77,625         165,000        170,775         60,000        62,100
                                                      ------------                   ------------                 ------------
                                                         3,999,476                      9,952,161                    3,068,056

Building and Construction                                      0.1%                           0.2%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
American Architectural Products Corp.
144A sr. notes 11 3/4s, 2007                 35,000         36,575          90,000         94,050         25,000        26,125
American Standard, Inc. sr. sub. notes
stepped-coupon zero %
(10 1/2s, 6/1/98), 2005 ++                  410,000        422,300       1,070,000      1,102,100        360,000       370,800
Atrium Companies Inc. 144A sub. notes
10 1/2s, 2006                               230,000        241,500         490,000        514,500        180,000       189,000
Beazer Homes USA, Inc. 144A sr. notes
8 7/8s, 2008                                 90,000         90,113         220,000        220,275         70,000        70,088
Brand Scaffold Services 144A sr. notes
10 1/4s, 2008                               110,000        113,300         290,000        298,700        100,000       103,000
Cemex S.A. 144A bonds 12 3/4s,
(Mexico)                                      5,000          6,050          10,000         12,100         10,000        12,100
Cia Latino Americana 144A company
guaranty 11 1/8s, 2004 (Argentina)           25,000         25,938          75,000         77,813         25,000        25,938
Consumers International 144A sr. notes
10 1/4s, 2005                                10,000         11,000           5,000          5,500          5,000         5,500
Continental Homes Holding Corp.
sr. notes 10s, 2006                         120,000        129,900         290,000        313,925        100,000       108,250
GS Superhighway Holdings sr. notes
10 1/4s, 2007                               100,000         85,000         200,000        170,000             --            --
GS Superhighway Holdings sr. notes
9 7/8s, 2004                                120,000        105,600         340,000        299,200        170,000       149,600
M.D.C. Holdings, Inc. notes Ser. B,
11 1/8s, 2003                                75,000         82,500         200,000        220,000         75,000        82,500
Presley Cos. sr. notes 12 1/2s, 2001         40,000         38,600         110,000        106,150             --            --
Triangle Pacific Corp. sr. notes
10 1/2s, 2003                               100,000        105,000         350,000        367,500        125,000       131,250
Waxman Industries Inc. sr. notes
stepped-coupon Ser. B, zero %
(12 3/4s, 6/1/99), 2004 ++                   10,000          9,125          10,000          9,125         10,000         9,125
                                                      ------------                   ------------                 ------------
                                                         1,502,501                      3,810,938                    1,283,276

Business Equipment and Services                                0.1%                           0.1%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
ATC Group Services Inc. 144A sr. sub.
notes 12s, 2008                              40,000         40,200         110,000        110,550         35,000        35,175
Axiohm Transactions Solutions Inc.
company guaranty 9 3/4s, 2007                40,000         40,700         120,000        122,100         15,000        15,263
Iron Mountain, Inc. company guaranty
8 3/4s, 2009                                150,000        154,500         170,000        175,100         50,000        51,500
Iron Mountain, Inc. med. term notes
company guaranty 10 1/8s, 2006               50,000         55,250          50,000         55,250        200,000       221,000
Morris Material Handling Inc. 144A
sr. notes 9 1/2s, 2008                      300,000        301,500         780,000        783,900        250,000       251,250
Pierce Leahy Corp. sr. sub. notes
11 1/8s, 2006                               210,000        238,875         410,000        466,375        110,000       125,125
United Stationer Supply, Inc. sr. sub.
notes 12 3/4s, 2005                         207,000        239,085         503,000        580,965        182,000       210,210
Williams Scotsman, Inc. 144A sr. notes
9 7/8s, 2007                                 40,000         42,000         115,000        120,750         40,000        42,000
                                                      ------------                   ------------                 ------------
                                                         1,112,110                      2,414,990                      951,523

Cable Television                                               0.2%                           0.3%                         0.3%
------------------------------------------------------------------------------------------------------------------------------
Acme Television sr. disc. notes
stepped-coupon zero %
(10 7/8s, 9/30/00), 2004 ++                  55,000         45,238         140,000        115,150         40,000        32,900
Adelphia Communications Corp.
sr. notes 9 1/2s, 2004 ++++                 160,475        168,098         375,000        392,813             --            --
Adelphia Communications Corp.
sr. notes Ser. B, 10 1/4s, 2000              10,000         10,375          20,000         20,750         10,000        10,375
CSC Holdings, Inc. sr. sub. deb.
9 7/8s, 2023                                 10,000         11,075          10,000         11,075         10,000        11,075
CSC Holdings, Inc. sr. sub. deb.
9 7/8s, 2013                                375,000        414,375       1,000,000      1,105,000        300,000       331,500
CSC Holdings, Inc. sr. sub. notes
9 1/4s, 2005                                 10,000         10,625          10,000         10,625         10,000        10,625
Charter Communications International,
Inc. disc. notes stepped-coupon
Ser. B, zero % (14s, 3/15/01), 2007 ++       10,000          8,025          20,000         16,050         10,000         8,025
Falcon Holdings Group, Inc. sr. sub. notes
11s, 2003 ++++                              135,324        145,304         330,595        354,976        114,854       123,324
Falcon Holdings Group 144A deb.
9.29s, 2010                                 250,000        158,323         630,000        398,973        210,000       132,991
Globo Communicacoes 144A sr. notes
10 5/8s, 2008                                90,000         91,463         230,000        233,738         80,000        81,300
Grupo Televisa S.A. 144A sr. notes
11 7/8s, 2006 (Mexico)                      250,000        288,438         600,000        692,250        200,000       230,750
Jones Intercable, Inc. sr. sub. deb.
10 1/2s, 2008                               160,000        176,000         415,000        456,500        140,000       154,000
Lenfest Communications, Inc. 144A
sr. sub. notes 8 1/4s, 2008                 220,000        222,750         580,000        587,250        180,000       182,250
RCN Corp. 144A sr. disc. notes
stepped-coupon zero %
(9.8s, 2/15/03), 2008 ++                    390,000        244,725       1,080,000        677,700        350,000       219,625
Tele-Communications, Inc. sr. notes
7 3/8s, 2000                                120,000        122,220         310,000        315,735        100,000      101,850
UIH Australia/Pacific, Inc. sr. disc. notes
stepped-coupon Ser. B, zero %
(14s, 5/15/01), 2006 (Australia) ++         210,000        144,900         610,000        420,900        200,000       138,000
                                                      ------------                   ------------                 ------------
                                                         2,261,934                      5,809,485                    1,768,590

Cellular Communications                                         --%                                0.1%                    0.1%
------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp. sr. notes
10 1/8s, 2005                               145,000        160,588         350,000        387,625         60,000        66,450
Centennial Cellular Corp. sr. notes
8 7/8s, 2001                                 50,000         51,250         135,000        138,375         50,000        51,250
Interact Systems, Inc. 144A
stepped-coupon zero %
(14s, 8/1/99), 2003 ++                      100,000         38,000         300,000        114,000         90,000        34,200
Millicom International Cellular S.A.
sr. disc. notes stepped-coupon
zero % (13 1/2s, 6/1/01), 2006
(Luxembourg) ++                             245,000        191,100         620,000        483,600        205,000       159,900
                                                      ------------                   ------------                 ------------
                                                           440,938                      1,123,600                      311,800

Chemicals                                                      0.1%                           0.2%                         0.4%
------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp. sr. notes
10s, 2006                                        --             --         225,000        245,250        150,000       163,500
Huntsman Corp. 144A sr. sub. notes
FRN 9.187s, 2007                            120,000        120,300         300,000        300,750        100,000       100,250
NL Industries, Inc. sr. notes
stepped-coupon zero %
(13s, 10/15/98), 2005 ++                    100,000        102,250         250,000        255,625         75,000        76,688
Pharmaceutical Fine Chemicals 144A
sr. sub. notes 9 3/4s, 2007 (Switzerland)    35,000         36,313          90,000         93,375         25,000        25,938
Radnor Holdings Corp. company guaranty
10s, 2003                                    40,000         41,900          95,000         99,513         30,000        31,425
Sociedad Quimica Y Minera de Chile
S.A. 144A bonds 7.7s, 2006 (Chile)           55,000         55,465         160,000        161,352        170,000       171,437
Solutia Inc. bonds 6.72s, 2037              560,000        566,664       1,355,000      1,371,125      1,575,000     1,593,743
Sovereign Specialty Chemical 144A
sr. sub. notes 9 1/2s, 2007                  50,000         52,750         130,000        137,150         40,000        42,200
Sterling Chemicals Holdings sr. disc. notes
stepped-coupon zero %
(13 1/2s, 8/15/01), 2008 ++                 100,000         59,500         270,000        160,650        100,000        59,500
Trikem S.A. 144A bonds 10 5/8s,
2007 (Brazil)                                40,000         38,000         125,000        118,750         40,000        38,000
Union Carbide Global Enterprises
sr. sub. notes Ser. B, 12s, 2005             80,000         89,400         210,000        234,675         90,000       100,575
                                                      ------------                   ------------                 ------------
                                                         1,162,542                      3,178,215                    2,403,256

Conglomerates                                                   --%                        --%                              --%
------------------------------------------------------------------------------------------------------------------------------
Axia, Inc. sr. sub. notes Ser. B, 11s, 2001  40,000         40,800              --             --             --            --
MacAndrews & Forbes Holdings, Inc.
sub. deb. notes 13s, 1999                    52,000         52,195          86,000         86,323          2,000         2,008
                                                      ------------                   ------------                ------------
                                                            92,995                         86,323                       2,008

Consumer Durable Goods                                          --%                            --%                          --%
------------------------------------------------------------------------------------------------------------------------------
CLN Holdings, Inc. sr. disc. notes
zero %, 2001                                 35,000         27,475          90,000         70,650         30,000        23,550
Foamex, L.P. company guaranty
9 7/8s, 2007                                 35,000         37,100          95,000        100,700         30,000        31,800
Hedstrom Holdings, Inc. stepped-coupon
zero % (12s, 6/01/02), 2009 ++               15,000          9,300          45,000         27,900         15,000         9,300
Icon Fitness Corp. 144A sr. disc. notes
stepped-coupon Ser. B, zero %
(14s, 11/15/01), 2006 ++                     90,000         45,000         215,000        107,500         95,000        47,500
Sealy Mattress Co. 144A sr. sub. notes
9 7/8s, 2007                                 35,000         37,100          80,000         84,800         25,000        26,500
Selmer Co., Inc. sr. sub. notes 11s, 2005   160,000        174,000         250,000        271,875         25,000        27,188
                                                      ------------                   ------------                 ------------
                                                           329,975                        663,425                      165,838

Consumer Non Durables                                          0.1%                           0.1%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
Amscan Holdings, Inc. sr. sub. notes
9 7/8s, 2007                                 20,000         20,875          60,000         62,625         20,000        20,875
Carson, Inc. company guaranty Ser. B,
10 3/8s, 2007                               100,000        103,000         170,000        175,100         50,000        51,500
Chattem, Inc. 144A sr. sub. notes
8 7/8s, 2008                                 70,000         70,875         170,000        172,125         60,000        60,750
Guess Jeans, Inc. sr. sub. notes
9 1/2s, 2003                                410,000        418,200       1,110,000      1,132,200        455,000       464,100
Packaged Ice, Inc. 144A sr. notes
9 3/4s, 2005                                 10,000         10,150          30,000         30,450         10,000        10,150
Twin Laboratories, Inc. company guaranty
10 1/4s, 2006                               200,000        221,000         250,000        276,250             --            --
                                                      ------------                   ------------                 ------------
                                                           844,100                      1,848,750                      607,375

Consumer Products                                              0.1%                           0.2%                         0.3%
------------------------------------------------------------------------------------------------------------------------------
French Fragrances, Inc. sr. notes Ser. B.,
10 3/8s, 2007                                30,000         31,950          85,000         90,525         30,000        31,950
Philip Morris Cos., Inc. deb. 7 3/4s, 2027  195,000        208,371         325,000        347,285        370,000       395,371
Philip Morris Cos., Inc. notes 7 1/2s,
2002                                        260,000        269,555         685,000        710,174        915,000       948,626
Revlon Consumer Products 144A
sr. sub. notes 8 5/8s, 2008                 600,000        608,250       1,500,000      1,520,625        500,000       506,875
Revlon Worldwide Corp. sr. disc. notes
Ser. B, zero %, 2001                         50,000         38,250         145,000        110,925             --            --
                                                      ------------                   ------------                 ------------
                                                         1,156,376                      2,779,534                    1,882,822

Consumer Services                                              0.2%                           0.4%                         0.3%
------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp. sr. sub. notes
9 1/2s, 2007                                     --             --              --             --         25,000        26,688
Century Communications Corp.
sr. notes 9 1/2s, 2005                           --             --         290,000        311,750         50,000        53,750
Coinmach Corp. sr. notes 11 3/4s, 2005      360,000        401,400         885,000        986,775        329,000       366,835
Fitzgeralds Gaming Corp. 144A
company guaranty 12 1/4s, 2004              190,000        191,900         460,000        464,600        160,000       161,600
FRD Acquisition Co. sr. notes Ser. B,
12 1/2s, 2004                                75,000         81,938         200,000        218,500         75,000        81,938
Host Marriott Travel Plaza sr. notes
Ser. B, 9 1/2s, 2005                        500,000        531,250       1,300,000      1,381,250        325,000       345,313
Isle of Capri Black Hawk LLC
1st mortgage Ser. B, 13s, 2004               30,000         30,450          80,000         81,200         30,000        30,450
John Q Hammons Hotels, Inc. 1st mtge.
8 7/8s, 2004                                375,000        381,563         900,000        915,750        300,000       305,250
Metrocall, Inc. sr. sub. notes 10 3/8s,
2007                                         70,000         72,975              --             --         60,000        62,550
Penn National Gaming, Inc. 144A
sr. notes 10 5/8s, 2004                      20,000         21,200          60,000         63,600         20,000        21,200
Premier Parks, Inc. sr. notes 9 1/4s, 2006  225,000        225,844         575,000        577,156        185,000       185,694
SFX Broadcasting, Inc. sr. sub. notes
Ser. B, 10 3/4s, 2006                       375,000        414,375         925,000      1,022,125        300,000       331,500
Sun International Hotels Ltd. sr. sub.
notes 8 5/8s, 2007                          150,000        154,500         400,000        412,000        125,000       128,750
Viasystems Inc. sr. sub notes 9 3/4s, 2007  260,000        271,700          10,000         10,450          5,000         5,225
                                                      ------------                   ------------                 ------------
                                                         2,779,095                      6,445,156                    2,106,743

Electronics and Electrical Equipment                           0.1%                           0.3%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
Celestica International Ltd. 144A sr. sub.
notes 10 1/2s, 2006 (Canada)                 30,000         32,700          85,000         92,650         30,000        32,700
Cirent Semiconductor 144A sr. sub.
notes 10.14s, 2004                           35,026         36,602         100,006        104,507             --            --
Cirent Semiconductor sr. sub. notes
10.22s, 2002                                 30,639         31,941          87,480         91,199         32,458        33,838
DII Group, Inc. (The) sr. sub. notes
8 1/2s, 2007                                290,000        292,900         110,000        111,100         40,000        40,400
Details, Inc. sr. sub. notes Ser. B, 10s,
2005                                         35,000         36,663         100,000        104,750         30,000        31,425
Dobson Communications Corp.
11 3/4s, 2007                                90,000         99,000         255,000        280,500             --            --
Fairchild Semiconductor Corp. 144A
sr. sub. notes 11.74s, 2008                 170,000        190,825         301,489        338,422        140,000       157,150
Fairchild Semiconductor Corp. sr. sub.
notes 10 1/8s, 2007                         200,000        208,000         775,000        806,000        175,000       182,000
Figgie International, Inc. sr. notes
9 7/8s, 1999                                400,000        416,000       1,000,000      1,040,000        350,000       364,000
Flag Limited 144A sr. notes 8 1/4s, 2008
(Bermuda)                                   120,000        123,000         320,000        328,000        100,000       102,500
Flextronics Internationsl Ltd. 144A
sr. sub. notes 8 3/4s, 2007                  50,000         50,375         120,000        120,900         35,000        35,263
HCC Industries, Inc. company guaranty
10 3/4s, 2007                                40,000         41,800         110,000        114,950         40,000        41,800
Moog, Inc. sr. sub. notes Ser. B, 10s,
2006                                         20,000         21,700          60,000         65,100         20,000        21,700
Motors and Gears Inc. sr. notes Ser. D,
10 3/4s, 2006                               100,000        108,000         255,000        275,400         80,000        86,400
Viasystems Inc. 144A sr. sub. notes
9 3/4s, 2007                                 50,000         52,250         650,000        679,250        225,000       235,125
Wavetek Corp. company guaranty
10 1/8s, 2007                                25,000         26,375          60,000         63,300         20,000        21,100
Zilog Inc. 144A sr. notes 9 1/2s, 2005      190,000        184,775         480,000        466,800        160,000       155,600
                                                      ------------                   ------------                 ------------
                                                         1,952,906                      5,082,828                    1,541,001

Energy-Related                                                  --%                            --%                          --%
------------------------------------------------------------------------------------------------------------------------------
AES Corp. sr. sub. notes 8 3/8s, 2007        60,000         61,200         160,000        163,200         50,000        51,000
Panda Global Energy Co. company
guaranty 12 1/2s, 2004                       10,000          9,500          10,000          9,500          5,000         4,750
RAM Energy Inc. sr. notes 11 1/2s, 2008      70,000         68,775         190,000        186,675         60,000        58,950
                                                      ------------                   ------------                 ------------
                                                           139,475                        359,375                      114,700

Entertainment                                                  0.2%                           0.5%                         0.7%
------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc. sr. sub. notes
9 1/2s, 2009                                135,000        142,425         340,000        358,700        110,000       116,050
Cinemark USA, Inc. sr. sub. notes
9 5/8s, 2008                                350,000        369,250         870,000        917,850        300,000       316,500
Premier Parks, Inc. sr. notes Ser. A,
12s, 2003                                   105,000        116,288         270,000        299,025         90,000        99,675
Six Flags Corp. sr. sub. notes
stepped-coupon zero %
(12 1/4s, 6/15/98), 2005 ++                 445,000        493,950       1,050,000      1,165,500        405,000       449,550
Time Warner Entertainment Co. notes
8 7/8s, 2012                                225,000        264,713         400,000        470,600        580,000       682,370
Time Warner Entertainment sr. notes
8 3/8s, 2033                                335,000        384,268         885,000      1,015,157        545,000       625,153
Time Warner, Inc. notes 7 3/4s, 2005             --             --         165,000        174,346        995,000     1,051,357
Trump A.C. 1st mtge. 11 1/4s, 2006          155,000        159,263         375,000        385,313        105,000       107,888
Viacom International, Inc. sub. deb.
8s, 2006                                  1,300,000      1,327,625       3,425,000      3,497,781      1,075,000     1,097,844
                                                      ------------                   ------------                 ------------
                                                         3,257,782                      8,284,272                    4,546,387

Environmental Control                                           --%                           0.1%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. company
guaranty 10 1/4s, 2006                       75,000         83,250         195,000        216,450             --            --
Allied Waste Industries, Inc. sr. disc.
notes stepped-coupon zero %
(11.3s, 6/1/07), 2007 ++                    145,000        106,575         380,000        279,300        130,000        95,550
WMX Technologies Inc. notes 7.1s, 2026      300,000        310,272         685,000        708,454      1,010,000     1,044,582
                                                      ------------                   ------------                 ------------
                                                           500,097                      1,204,204                    1,140,132

Food and Beverages                                             0.1%                           0.3%                         0.6%
------------------------------------------------------------------------------------------------------------------------------
Ameriserve Food Co. company guaranty
10 1/8s, 2007                                35,000         37,800          90,000         97,200         30,000        32,400
Ameriserve Food Co. company guaranty
8 7/8s, 2006                                 70,000         72,100         160,000        164,800         50,000        51,500
Aurora Foods, Inc. sr. sub. notes Ser. B,
9 7/8s, 2007                                 20,000         21,500          60,000         64,500         20,000        21,500
Aurora Foods, Inc. 144A sr. sub. notes
Ser. D, 9 7/8s, 2007                        155,000        166,625         385,000        413,875        120,000       129,000
Canandaigua Wine Co. sr. sub. notes
Ser. C, 8 3/4s, 2003                        205,000        209,100         605,000        617,100        155,000       158,100
Canandaigua Wine sr. sub. notes
8 3/4s, 2003                                     --             --              --             --        100,000       101,500
Fleming Companies, Inc. company guaranty
Ser. B, 10 1/2s, 2004                        60,000         64,350         170,000        182,325         50,000        53,625
Philip Morris Companies., Inc. notes
7 1/2s, 2004                                700,000        733,775       1,735,000      1,818,714      2,030,000     2,127,948
Smithfield Foods, Inc. 144A sr. sub. notes
7 5/8s, 2008                                410,000        407,950       1,060,000      1,054,700        350,000       348,250
Southern Foods Group 144A sr. sub.
notes 9 7/8s, 2007                           30,000         31,950          70,000         74,550         20,000        21,300
Stater Brothers Holdings 144A sr. sub.
notes 9s, 2004                              100,000        104,250         420,000        437,850        255,000       265,838
Stater Brothers sr. notes 11s, 2001         205,000        223,450         360,000        392,400         85,000        92,650
Windy Hill Pet Food Co. sr. sub. notes
9 3/4s, 2007                                     --             --          45,000         47,925         15,000        15,975
                                                      ------------                   ------------                 ------------
                                                         2,072,850                      5,365,939                    3,419,586

Health Care                                                    0.1%                           0.3%                         0.4%
------------------------------------------------------------------------------------------------------------------------------
Extendicare Inc. 144A sr. sub. notes
9.35s, 2007 (Canada)                        300,000        312,000         490,000        509,600        250,000       260,000
Genesis Eldercare 144A sr. sub. notes
9s, 2007                                     60,000         61,500         160,000        164,000         50,000        51,250
Genesis Health Ventures, Inc. sr. sub.
notes 9 1/4s, 2006                          100,000        104,500         225,000        235,125         75,000        78,375
Integrated Health Services, Inc. sr. sub.
notes Ser. A, 9 1/2s, 2007                  100,000        106,375         215,000        228,706         70,000        74,463
Integrated Health Services, Inc. sr. sub.
notes Ser. A, 9 1/4s, 2008                  150,000        158,063         400,000        421,500        250,000       263,438
Magellan Health Services, Inc. 144A
sr. sub. notes 9s, 2008                     200,000        201,500         510,000        513,825        170,000       171,275
Manor Care, Inc. sr. notes 7 1/2s, 2006     190,000        187,530         520,000        513,240        660,000       651,420
MedPartners, Inc. sr. notes 7 3/8s, 2006     80,000         71,678         200,000        179,194         60,000        53,758
Paracelsus Healthcare sr. sub. notes
10s, 2006                                   150,000        155,250         355,000        367,425        115,000       119,025
Paragon Corp. Holdings 144A sr. notes
9 5/8s, 2008                                 80,000         79,400         190,000        188,575         60,000        59,550
Paragon Health Networks, Inc. sr. sub.
notes Ser. B, 9 1/2s, 2007                  270,000        276,750         680,000        697,000        130,000       133,250
Quorum Health Group, Inc. sr. sub. notes
8 3/4s, 2005                                     --             --              --             --        100,000       105,500
Tenet Healthcare Corp. sr. notes 8s, 2005   150,000        153,750              --             --        125,000       128,125
Tenet Healthcare Corp. sr. sub. notes
8 5/8s, 2007                                250,000        259,375         975,000      1,011,563        225,000       233,438
                                                      ------------                   ------------                 ------------
                                                         2,127,671                      5,029,753                    2,382,867

Insurance and Finance                                          0.7%                           1.4%                         4.4%
------------------------------------------------------------------------------------------------------------------------------
Aames Financial Corp. sr. notes
9 1/8s, 2003                                120,000        121,200         150,000        151,500        100,000       101,000
Abbey National First Capital PLC
sub. notes 7.35s, 2049
(United Kingdom)                             90,000         94,384         260,000        272,665        270,000       283,152
Aegon NV sub. notes 8s, 2006
(Netherlands)                               445,000        488,525       1,200,000      1,317,372      1,445,000     1,586,335
AFC Capital Trust company guaranty
Ser. B, 8.207s, 2027                        140,000        156,282         355,000        396,287        475,000       530,243
Allstate Financing II company guaranty
7.83s, 2045                                  75,000         76,784         200,000        204,756        280,000       286,658
American General Institute 144A
company guaranty 8 1/8s, 2046               480,000        529,944       1,190,000      1,313,820      1,390,000     1,534,630
Banponce Financial Corp. med. term
note 7 1/8s, 2002                           205,000        209,922         530,000        542,725        740,000       757,767
Chevy Chase Savings Bank Inc. sub. deb.
9 1/4s, 2005                                120,000        124,200         300,000        310,500        100,000       103,500
Colonial Capital I 144A company
guaranty 8.92s, 2027                         35,000         37,554          90,000         96,567         30,000        32,189
Commercial Credit Co. notes
5 7/8s, 2003                                160,000        157,712         350,000        344,995        515,000       507,636
Contifinancial Corp. sr. notes
8 3/8s, 2003                                120,000        122,400         305,000        311,100        105,000       107,100
Delta Financial Corp. sr. notes
9 1/2s, 2004                                110,000        108,900         300,000        297,000         90,000        89,100
Dime Capital Trust I bank guaranty
Ser. A, 9.33s, 2027                          35,000         39,473          90,000        101,503         30,000        33,834
Dine S.A. de C.V. 144A company
guaranty 8 3/4s, (Mexico)                    35,000         34,169          85,000         82,981         25,000        24,406
Dollar Financial Group Inc. sr. notes
Ser. A, 10 7/8s, 2006                        25,000         27,375          70,000         76,650         25,000        27,375
Fannie Mae sr. unsub. 6 3/8s, 2007          715,000        484,311       1,755,000      1,188,763        815,000       552,047
First Financial Caribbean Corp. sr. notes
7.84s, 2006                                  90,000         93,828         235,000        244,995        340,000       354,460
First Nationwide Holdings sr. notes
12 1/2s, 2003                                    --             --         100,000        114,500             --            --
First Nationwide Holdings sr. sub. notes
10 5/8s, 2003                               100,000        112,250         255,000        286,238         90,000       101,025
First Nationwide Holdings sr. sub. notes
9 1/8s, 2003                                     --             --              --             --        150,000       159,375
Firstar Bank Milwaukee sr. bank notes
6 1/4s, 2002                                250,000        251,188         600,000        602,850        710,000       713,373
Ford Motor Credit Corp. sr. notes
7s, 2001                                         --             --         520,000        534,024        885,000       908,868
Greenpoint Bank sr. notes 6.7s, 2002        250,000        252,373         395,000        398,749        530,000       535,030
Greenpoint Capital Trust I company
guaranty 9.1s, 2027                          35,000         38,296          90,000         98,476         30,000        32,825
Hartford Life, Inc. notes 7.1s, 2007        285,000        295,545         700,000        725,900        820,000       850,340
Imperial Credit Capital Trust I 144A
company guaranty 10 1/4s, 2002              100,000        100,000         275,000        275,000        200,000       200,000
Imperial Credit Industries, Inc. sr. notes
9 7/8s, 2007                                 40,000         39,800         100,000         99,500         30,000        29,850
Intertek Finance PLC 144A sr. sub.
notes 10 1/4s, 2006                          40,000         42,800         115,000        123,050         40,000        42,800
Investors Capital Trust I company
guaranty Ser. B, 9.77s, 2027                     --             --          15,000         16,453             --            --
Korea Development Bank bonds
7 3/8s, 2004 (Korea)                         50,000         45,083         125,000        112,706         50,000        45,083
Korea Development Bank Bonds
7 1/8s, 2001 (Korea)                        100,000         94,034         250,000        235,085         75,000        70,526
Kreditanstalt Fuer Wiederauf bonds
5s, 2009                                  1,950,000      1,051,227       6,010,000      3,239,935      3,550,000     1,913,772
Merita Bank Ltd. sub. notes 6 1/2s,
2006 (Finland)                              295,000        292,941         730,000        724,905      1,060,000     1,052,601
Money Store, Inc. notes 8.05s, 2002         165,000        174,591         360,000        380,927        525,000       555,518
NationsBank Corp. sub. notes
6 7/8s, 2005                                610,000        626,989       1,515,000      1,557,193      1,700,000     1,747,345
Nationwide Credit Inc. 144A sr. notes
10 1/4s, 2008                                35,000         36,050         100,000        103,000         30,000        30,900
Netia Holdings B.V. 144A company
guaranty 10 1/4s, 2007 (Poland)              30,000         30,825          60,000         61,150         20,000        20,550
Netia Holdings B.V. 144A company
guaranty stepped-coupon zero %
(11 1/4s, 11/1/02), 2007 (Poland) ++         20,000         13,650          40,000         27,300         10,000         6,825
North Fork Capital Trust I company
guaranty 8.7s, 2026                          10,000         10,902          15,000         16,353          5,000         5,451
Ocwen Capital Trust I company
guaranty 10 7/8s, 2027                       20,000         22,200          50,000         55,500         15,000        16,650
Ocwen Federal Bank FSB sub. deb.
12s, 2005                                     5,000          5,575          10,000         11,150          5,000         5,575
Ocwen Financial Corp. notes
11 7/8s, 2003                                10,000         11,350          10,000         11,350         10,000        11,350
Orange Cogen Funding 144A company
guaranty 8.175s, 2022                        75,000         80,963         195,000        210,503        275,000       296,863
Outsourcing Solutions, Inc. sr. sub. notes
Ser. B, 11s, 2006                            25,000         26,750          75,000         80,250         25,000        26,750
Peoples Bank- Bridgeport sub. notes
7.2s, 2006                                  240,000        243,638         565,000        573,565        865,000       878,113
Peoples Heritage Capital Trust company
guaranty Ser. B, 9.06s, 2027                     --             --         165,000        181,658             --            --
Phoenix Home Life Mutual Insurance Co.
144A notes 6.95s, 2006                      210,000        214,601         555,000        567,160        780,000       797,090
Pioneer Americas Acquisition 144A
sr. notes 9 1/4s, 2007                       35,000         35,525          90,000         91,350         30,000        30,450
Polytama International notes
11 1/4s, 2007                                60,000         37,200         150,000         93,000         50,000        31,000
Popular, Inc. med. term notes 6.4s, 2000    375,000        376,421         920,000        923,487      1,095,000     1,099,150
Provident Capital Trust company
guaranty 8.6s, 2026                          70,000         74,083         190,000        201,083             --            --
Provident Companies, Inc. bonds
7.405s, 2038                                415,000        411,846         910,000        903,084      1,370,000     1,359,588
PRT Funding Corp. sr. notes 11
5/8s, 2004                                   95,000         71,250         225,000        168,750         75,000        56,250
Railcar Leasing LLC 144A sr. notes
6 3/4s, 2006                                  8,002          8,125              --             --             --            --
Reliance Group Holdings, Inc. sr. notes
9s, 2000                                         --             --         145,000        151,673             --            --
Riggs Capital Trust 144A bonds 8 5/8s        35,000         37,143          90,000         95,510         40,000        42,449
Sampoerna International Finance Co.
144A company guaranty 8 3/8s, 2006
(Indonesia)                                 170,000        122,400         480,000        345,600        545,000       392,400
Southern Investments Service Co.
sr. notes 6.8s, 2006 (United Kingdom)       585,000        596,565       1,310,000      1,335,899      1,980,000     2,019,145
Sovereign Capital Trust company
guaranty 9s, 2027                            50,000         54,340         130,000        141,284         45,000        48,906
Sparbanken Sverige AB (Swedbank)
144A sub. 7 1/2s, 2006 (Sweden)             175,000        180,443         470,000        484,617        660,000       680,526
St. Paul Bancorp sr. notes 7 1/8s, 2004     380,000        387,418         875,000        892,080      1,275,000     1,299,888
TIG Holdings, Inc. notes 8 1/8s, 2005       275,000        294,872         615,000        659,440        925,000       991,841
Travelers Capital Trust II bonds
7 3/4s, 2036                                 95,000         97,702         250,000        257,110        355,000       365,096
Webster Capital Trust I 144A bonds
9.36s, 2027                                   5,000          5,511          20,000         22,044         10,000        11,022
                                                      ------------                   ------------                 ------------
                                                         9,811,428                     25,444,620                   26,393,591

Medical Supplies and Devices                                   0.1%                           0.1%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
ALARIS Medical Systems, Inc. company
guaranty 9 3/4s, 2006                       100,000        107,000         265,000        283,550        115,000       123,050
Conmed Corp. 144A sr. sub. notes
9s, 2008                                     80,000         81,200         210,000        213,150         65,000        65,975
Fresenius Medical Care AG 144A
company guaranty 7 7/8s, 2008
(Germany)                                   170,000        170,000         430,000        430,000        140,000       140,000
Graphic Controls Corp. sr. sub. notes
Ser. A, 12s, 2005                           100,000        111,750         270,000        301,725         90,000       100,575
Imagyn Medical Technologies, Inc.
company guaranty 12 1/2s, 2004               85,000         51,000         230,000        138,000         75,000        45,000
Kinetic Concepts, Inc. company guaranty
Ser. B, 9 5/8s, 2007                        110,000        113,025         355,000        364,763        100,000       102,750
Wright Medical Technology, Inc.
144A notes Ser. C, 11 3/4s, 2000            200,000        196,000         400,000        392,000        100,000        98,000
                                                      ------------                   ------------                 ------------
                                                           829,975                      2,123,188                      675,350

Metals and Mining                                              0.1%                           0.2%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
Acindar Industria Argentina de Aceros
S.A. bonds 11 1/4s, 2004 (Argentina)         30,000         31,650          80,000         84,400         25,000        26,375
AK Steel Corp. sr. notes 9 1/8s, 2006        70,000         74,725         180,000        192,150         75,000        80,063
Anker Coal Group, Inc. sr. notes Ser. B,
9 3/4s, 2007                                600,000        582,000       1,125,000      1,091,250        400,000       388,000
Ameristeel Corp. 144A sr. notes
8 3/4s, 2008                                155,000        157,713         385,000        385,000        130,000       130,000
Armco, Inc. sr. notes 9s, 2007               30,000         31,125          80,000         83,000         20,000        20,750
Continental Global Group sr. notes
Ser. B, 11s, 2007                            65,000         69,550         170,000        181,900         60,000        64,200
Freeport-McMoRan Copper & Gold
Co., Inc. sr. notes 7 1/2s, 2006            100,000         84,918         240,000        203,803        365,000       309,951
Hylsa S.A. de C.V. 144A bonds
9 1/4s, 2007 (Mexico)                       100,000        100,250         250,000        250,625         80,000        80,200
Weirton Steel Co. sr. notes 11 3/8s, 2004   110,000        118,800          50,000         54,000             --            --
WHX Corp. 144A sr. notes 10 1/2s, 2005      100,000        102,000         240,000        240,000         80,000        80,000
                                                      ------------                   ------------                 ------------
                                                         1,352,731                      2,766,128                    1,179,539

Oil and Gas                                                    0.4%                           0.7%                         1.1%
------------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp. 144A sr. notes
Ser. B, 11 1/2s, 2004                        40,000         41,200         110,000        113,300         35,000        36,050
Benton Oil & Gas Co. sr. notes
11 5/8s, 2003                               100,000        109,000         125,000        136,250             --            --
Benton Oil & Gas Co. sr. notes
9 3/8s, 2007                                110,000        111,100         770,000        777,700        110,000       111,100
Chesapeake Energy Corp. sr. notes
10 1/2s, 2002                               175,000        185,500         150,000        159,000         75,000        79,500
Chesapeake Energy Corp. sr. notes
9 1/8s, 2006                                250,000        252,500         700,000        707,000        225,000       227,250
CIA Naviera Perez Companc S.A. 144A
bonds 9s, 2004 (Argentina)                   35,000         35,525          90,000         91,350         30,000        30,450
Cliffs Drilling Co. company guaranty
Ser. B, 10 1/4s, 2003                        20,000         21,600          60,000         64,800         20,000        21,600
Cliffs Drilling Co. company guaranty
Ser. D, 10 1/4s, 2003                       200,000        216,500         150,000        162,375        500,000       541,250
Coho Energy, Inc. sr. sub. notes
8 7/8s, 2007                                 40,000         37,600         110,000        103,400         30,000        28,200
Columbia Gas System, Inc. notes Ser. B,
6.61s, 2002                                 210,000        213,704         530,000        539,349             --            --
Columbia Gas System, Inc. notes Ser. E,
7.32s, 2010                                 150,000        154,424         400,000        411,796        500,000       514,745
Costilla Energy, Inc. sr. notes
10 1/4s, 2006                                15,000         15,150         540,000        545,400        160,000       161,600
Dailey International Inc. 144A sr. notes
9 1/2s, 2008                                100,000        100,000         240,000        240,000         80,000        80,000
Flores & Rucks, Inc. sr. sub. notes
9 3/4s, 2006                                115,000        126,500         270,000        297,000             --            --
K N Energy, Inc. sr. notes 6.45s, 2003      320,000        320,256         695,000        695,556      1,040,000     1,040,832
Michael Ptroleum Corp. 144A sr. notes
11 1/2s, 2005                                90,000         88,988         220,000        217,525         70,000        69,213
Newpark Resources, Inc. 144A sr. sub.
notes 8 5/8s, 2007                          155,000        158,485         460,000        470,350        140,000       143,150
Pacalta Resources Ltd. sr. notes Ser. B,
10 3/4s, 2004 (Canada)                       35,000         35,525          95,000         96,425         30,000        30,450
Panaco, Inc. company guaranty Ser. B,
10 5/8s, 2004                               250,000        252,500         400,000        404,000        250,000       252,500
Petro Geo-Services AS ADR notes
7 1/2s, 2007 (Norway)                        95,000        100,622         255,000        270,091        365,000       386,601
Pogo Producing Co. sr. sub. notes Ser. B,
8 3/4s, 2007                                120,000        124,200         315,000        326,025        105,000       108,675
Pride Petroleum Services, Inc. sr. notes
9 3/8s, 2007                                 50,000         53,250         135,000        143,775         45,000        47,925
Saga Petroleum ASA deb. 7 1/4s,
2027 (Norway)                               200,000        199,254         500,000        498,135        575,000       572,855
Snyder Oil Corp. sr. sub. notes
8 3/4s, 2007                                 35,000         36,050          90,000         92,700         30,000        30,900
Southwest Royalties, Inc. company
guaranty 10 1/2s, 2004                       75,000         67,500          70,000         63,000             --            --
Tokai Corp. 144A bonds FRB 9.98s, 2008      100,000        101,375         250,000        253,438         80,000        81,100
TransTexas Gas Corp. sr. sub. notes
Ser. D, 13 3/4s, 2001                       163,000        182,560         419,000        469,280        180,000       201,600
Transamerican Energy sr. disc. notes
stepped-coupon Ser. B, zero %
(13s, 6/15/99), 2002 ++                   1,500,000      1,260,000       3,825,000      3,213,000      1,275,000     1,071,000
Transamerican Energy sr. notes Ser. B,
11 1/2s, 2002                               345,000        341,550         885,000        876,150        290,000       287,100
Trico Marine Services, Inc. company
guaranty Ser. D, 8 1/2s, 2005                50,000         50,313         110,000        110,688         30,000        30,188
Williams Companies, Inc. (The) notes
6 1/8s, 2002                                 70,000         69,426         160,000        158,688        240,000       238,032
Wiser Oil Co. company guaranty
9 1/2s, 2007                                 35,000         33,775          90,000         86,850         30,000        28,950
                                                      ------------                   ------------                 ------------
                                                         5,095,932                     12,794,396                    6,452,816

Packaging and Containers                                        --%                            --%                          --%
------------------------------------------------------------------------------------------------------------------------------
AEP Industries, Inc. 144A sr. sub. notes
9 7/8s, 2007                                 30,000         31,463          75,000         78,656         20,000        20,975
Huntsman Packaging Corp. 144A
sr. sub. notes 9 1/8s, 2007                  50,000         51,250         125,000        128,125         35,000        35,875
Innova S De R.L. sr. notes 12 7/8s,
2007 (Mexico)                                80,000         85,600         220,000        235,400         75,000        80,250
Printpack, Inc. sr. notes Ser. B, 9 7/8s,
2004                                             --             --          50,000         54,000             --            --
Vicap SA. 144A company guaranty
10 1/4s, 2002 (Mexico)                       60,000         62,550         160,000        166,800         50,000        52,125
                                                      ------------                   ------------                 ------------
                                                           230,863                        662,981                      189,225

Paper and Forest Products                                      0.1%                           0.3%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
APP International Finance Co. notes
11 3/4s, 2005 (Netherlands)                 110,000        105,600         280,000        268,800        100,000        96,000
Buckeye Cellulose Corp. sr. sub. notes
9 1/4s, 2008                                 25,000         26,625          50,000         53,250         25,000        26,625
Domtar, Inc. deb. 9 1/2s, 2016 (Canada)      50,000         53,896         175,000        188,634         70,000        75,454
Domtar, Inc. notes 8 3/4s, 2006 (Canada)     20,000         20,817          70,000         72,859             --            --
Florida Coast Paper LLC 1st mtge.
Ser. B, 12 3/4s, 2003                        95,000        101,650         240,000        256,800         80,000        85,600
Indah Kiat Financial Mauritius Ltd.
company guaranty 10s, 2007
(Indonesia)                                 550,000        455,125       1,500,000      1,241,250        525,000       434,438
PT Pabrik Kertas Tjiwi Kimia company
guaranty 10s, 2004                           95,000         78,375         260,000        214,500         70,000        57,750
Pindo Deli Finance Mauritius Ltd. 144A
company guaranty 10 3/4s,
2007 (India)                                 90,000         72,900         215,000        174,150         65,000        52,650
Repap New Brunswick sr. notes 10 5/8s,
2005 (Canada)                               385,000        390,775         970,000        984,550        320,000       324,800
Riverwood International Corp. company
guaranty 10 7/8s, 2008                      270,000        272,025         645,000        649,838        215,000       216,613
Riverwood International Corp. company
guaranty 10 1/4s, 2006                      140,000        145,250         380,000        394,250        125,000       129,688
Stone Container Corp. 1st mtge.
10 3/4s, 2002                               100,000        106,750              --             --         10,000        10,675
                                                      ------------                   ------------                 ------------
                                                         1,829,788                      4,498,881                    1,510,293

Pharmaceuticals                                                 --%                            --%                         0.1%
------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc. 144A sr. notes
9 1/4s, 2005                                 60,000         63,525         150,000        158,813        250,000       264,688
PharMerica, Inc. 144A sr. sub. notes
8 3/8s, 2008                                100,000        100,250         260,000        260,650         90,000        90,225
                                                      ------------                   ------------                 ------------
                                                           163,775                        419,463                      354,913

Photography                                                     --%                            --%                          --%
------------------------------------------------------------------------------------------------------------------------------
Panavision Inc. 144A sr. disc. notes
stepped-coupon zero %
(9 5/8s, 2/1/02), 2006 ++                    55,000         39,119         140,000         99,575         45,000        32,006

Publishing                                                     0.1%                           0.3%                        0.5%
------------------------------------------------------------------------------------------------------------------------------
Affinity Group Holdings sr. notes
11s, 2007                                   115,000        124,488         510,000        552,075        180,000       194,850
Affinity Group Holdings sr. sub. notes
11 1/2s, 2003                               170,000        180,625         420,000        446,250         50,000        53,125
American Media Operation, Inc. sr. sub.
notes 11 5/8s, 2004                         290,000        314,650         735,000        797,475        275,000       298,375
Garden State Newspapers, Inc. sr. sub.
notes Ser. B, 8 3/4s, 2009                  200,000        204,500         550,000        562,375        175,000       178,938
Hollinger International Publishing, Inc.
company guaranty 9 1/4s, 2007               175,000        185,500       1,000,000      1,060,000        325,000       344,500
Hollinger International Publishing, Inc.
sr. sub. notes 9 1/4s, 2006                 250,000        263,750              --             --             --            --
Hollinger International Publishing, Inc.
company guaranty 8 5/8s, 2005                40,000         42,000         110,000        115,500         40,000        42,000
News America Holdings, Inc. deb.
7 3/4s, 2045                                220,000        229,095         445,000        463,396        705,000       734,145
News America Holdings, Inc. deb.
7.7s, 2025                                  265,000        277,429         605,000        633,375        875,000       916,038
Perry-Judd 144A sr. sub. notes
10 5/8s, 2007                               225,000        240,750         390,000        417,300        130,000       139,100
Von Hoffman Press Inc. 144A sr. sub.
notes 10 3/8s, 2007                          35,000         37,625          90,000         96,750         30,000        32,250
                                                      ------------                   ------------                 ------------
                                                         2,100,412                      5,144,496                    2,933,321

Real Estate                                                    0.1%                           0.1%                         0.4%
------------------------------------------------------------------------------------------------------------------------------
Bluegreen Corp. 144A sr. notes
10 1/2s, 2008                                50,000         49,750         120,000        119,400         40,000        39,800
First Industrial Realty Trust, Inc. notes
6 1/2s, 2001                                     --             --              --             --        860,000       859,570
HMH Properties, Inc. company guaranty
Ser. B, 8 7/8s, 2007                        390,000        410,475         775,000        815,688        400,000       421,000
National Health Investors, Inc. bonds
7.3s, 2007 (R)                              330,000        343,108         865,000        899,358      1,155,000     1,200,877
Prime Hospitality Corp. sub. notes
9 3/4s, 2007                                 95,000        102,600         455,000        491,400        165,000       178,200
                                                      ------------                   ------------                 ------------
                                                           905,933                      2,325,846                    2,699,447

Recreation                                                     0.1%                           0.2%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
Argosy Gaming Co. 1st mtge.
13 1/4s, 2004                               180,000        199,350         400,000        443,000        150,000       166,125
Casino America, Inc. sr. notes
12 1/2s, 2003                                55,000         61,050         160,000        177,600         50,000        55,500
Coast Hotels & Casinos, Inc. company
guaranty Ser. B, 13s, 2002                  160,000        186,000         405,000        470,813        135,000       156,938
Colorado Gaming & Entertainment Co.
sr. notes 12s, 2003                          50,000         54,250         275,000        298,375         50,000        54,250
Empress River Casino sr. notes
10 3/4s, 2002                               100,000        109,000              --             --        125,000       136,250
Grand Casinos, Inc. 1st mtge.
10 1/8s, 2003                                75,000         81,000         200,000        216,000             --            --
Hollywood Casino Corp. sr. notes
12 3/4s, 2003                               150,000        165,750         250,000        276,250             --            --
Lady Luck Gaming Corp. 1st mtge.
11 7/8s, 2001                               120,000        123,300         310,000        318,525        105,000       107,888
Mohegan Tribal Gaming 144A sr. secd.
notes 13 1/2s, 2002                          90,000        115,425         235,000        301,388         80,000       102,600
Players International Inc. sr. notes
10 7/8s, 2005                               250,000        272,500         280,000        305,200         50,000        54,500
Showboat Marina Casino 1st mtge.
Ser. B, 13 1/2s, 2003                       100,000        118,000              --             --         75,000        88,500
                                                      ------------                   ------------                 ------------
                                                         1,485,625                      2,807,151                      922,551

Retail                                                         0.1%                           0.2%                         0.4%
------------------------------------------------------------------------------------------------------------------------------
Brylane (L.P.) sr. sub. notes 10s, 2003      70,000         74,200         170,000        180,200         60,000        63,600
Color Spot Nurseries sr. sub. notes
10 1/2s, 2007                                40,000         39,400         110,000        108,350         40,000        39,400
Federated Department Stores sr. notes
8 1/2s, 2003                                360,000        392,897         930,000      1,014,983      1,270,000     1,386,053
Jitney-Jungle Stores company guaranty
12s, 2006                                   150,000        171,000         250,000        285,000        100,000       114,000
Johns Manville International Group
sr. notes 10 7/8s, 2004                      25,000         27,688          75,000         83,063         25,000        27,688
K mart Corp. med. term notes 8s, 2001        10,000         10,152          10,000         10,152             --            --
K mart Corp. deb. 7.95s, 2023                    --             --         275,000        278,438        250,000       253,125
K mart Corp. deb. 7 3/4s, 2012               10,000         10,050           5,000          5,025         10,000        10,050
Rite Aid Corp. notes 6.7s, 2001              95,000         96,455         220,000        223,370        340,000       345,209
Southland Corp. 1st priority sr. sub. deb.
5s, 2003                                    135,000        116,775         350,000        302,750        115,000        99,475
Specialty Retailers, Inc. company guaranty
Ser. B, 8 1/2s, 2005                         10,000         10,381          15,000         15,572         10,000        10,381
William Carter Co. 144A sr. sub. notes
12s, 2008                                    50,000         54,250         140,000        151,900         50,000        54,250
William Carter Co. sr. sub. notes Ser. A,
10 3/8s, 2006                                    --             --              --             --        150,000       160,500
Zale Corp. sr.notes Ser. B, 8 1/2s, 2007     60,000         61,500         150,000        153,750         50,000        51,250
                                                      ------------                   ------------                 ------------
                                                         1,064,748                      2,812,553                    2,614,981

Satellite Services                                             0.1%                           0.1%                         0.2%
------------------------------------------------------------------------------------------------------------------------------
Esat Holdings Ltd. 144A sr. notes
stepped-coupon zero %
(12 1/2s, 2/01/02), 2007 (Ireland) ++        75,000         56,250         205,000        153,750         65,000        48,750
Globalstar L.P. Capital 11 3/8s, 2004       100,000        104,750         300,000        314,250         90,000        94,275
ICG Services Inc. 144A sr. disc. notes
stepped-coupon zero %
(10s, 2/15/03), 2008 ++                   1,000,000        650,000       1,190,000        773,500        800,000       520,000
Satelites Mexicanos S.A. de C.V. 144A
sr. notes 10 1/8s, 2004 (Mexico)            300,000        309,000         800,000        824,000        260,000       267,800
                                                      ------------                   ------------                 ------------
                                                         1,120,000                      2,065,500                      930,825

Specialty Consumer Products                                     --%                             --%                         --%
------------------------------------------------------------------------------------------------------------------------------
Coty Inc. Gtd. sr. sub. notes 10 1/4s,
2005                                         90,000         96,300         240,000        256,800         85,000        90,950
GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s,
2007                                         25,000         26,250          75,000         78,750             --            --
Herff Jones, Inc. sr. sub. notes 11s, 2005  110,000        121,550         285,000        314,925        100,000       110,500
                                                      ------------                   ------------                 ------------
                                                           244,100                        650,475                      201,450

Telecommunications                                             0.9%                           1.8%                         2.1%
------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp. sr. notes
Ser. B, 9 7/8s, 2007                        280,000        304,500         705,000        766,688        235,000       255,563
America Communication Services, Inc.
sr. notes 13 3/4s, 2007                      40,000         47,400         115,000        136,275         35,000        41,475
American Communications Services, Inc.
sr. disc. notes stepped-coupon zero %
(12 3/4s, 4/1/01), 2006 ++                  390,000        313,950       1,010,000        813,050        350,000       281,750
American Communications Services, Inc.
sr. disc. notes stepped-coupon zero %
(13s, 11/1/00), 2005 ++                          --             --         100,000         85,250             --            --
Antenna TV S.A. 144A 9s, 2007 (Greece)       35,000         35,350          90,000         90,900         30,000        30,300
Barak ITC 144A sr. disc. notes
stepped-coupon zero %
(12 1/2s, 11/15/02), 2007 (Israel) ++        80,000         46,800         190,000        111,150         60,000        35,100
BTI Telecom Corp. sr. notes 10 1/2s, 2007   160,000        167,600         390,000        408,525         60,000        62,850
Call-Net Enterprises sr. disc. notes
stepped-coupon zero %
(13 1/4s, 12/1/99), 2004 ++                 100,000         93,875         365,000        342,644        100,000        93,875
Celcaribe S.A. sr. notes 13 1/2s, 2004
(Columbia)                                  200,000        210,000         250,000        262,500        150,000       157,500
CellNet Data Systems, Inc. sr. disc. notes
stepped-coupon zero %
(14s, 10/1/02), 2007 ++                     400,000        229,000       1,000,000        572,500        350,000       200,375
Cia de Telecomunicaciones de Chile S.A.
notes 7 5/8s, 2006 (Chile)                  405,000        410,152         895,000        906,384      1,340,000     1,357,045
Colt Telecom Group PLC sr. disc. notes
stepped-coupon zero % (12s, 12/15/01),
2006 (United Kingdom) ++                    300,000        240,000         725,000        580,000        250,000       200,000
Comcast Cellular Holdings sr. notes
Ser. B, 9 1/2s, 2007                        140,000        147,000         365,000        383,250        125,000       131,250
Consorcio Ecuatoiano notes 14s,
2002 (Ecuador)                               35,000         36,750          95,000         99,750         30,000        31,500
Econophone Inc. 144A sr. disc. notes
stepped-coupon zero %
(11s, 2/15/03), 2008 ++                     270,000        159,300         700,000        413,000        230,000       135,700
Espirit Teleom Group PLC sr. notes
11 1/2s, 2007 (United Kingdom)               40,000         43,800         100,000        109,500         30,000        32,850
Facilicom International 144A sr. notes
10 1/2s, 2008                                60,000         62,700         160,000        167,200         50,000        52,250
Focal Communications Corp. 144A
sr. disc. notes stepped-coupon zero %
(12 1/8s, 2/15/03), 2008 ++                  80,000         46,800         200,000        117,000         70,000        40,950
Fox Kids Worldwide Inc. 144A sr. discount
notes stepped-coupon zero %
(10 1/4s, 11/1/02), 2007 ++                 150,000         95,625         375,000        239,063        110,000        70,125
Fox Kids Worldwide Inc. 144A sr. notes
9 1/4s, 2007                                350,000        351,750         800,000        804,000        280,000       281,400
FrontierVision Holdings LP sr. disc. notes
stepped-coupon zero %
(11 7/8s, 9/15/01), 2007 ++                 170,000        131,750         400,000        310,000        100,000        77,500
Frontiervision Operating Partners L.P.
sr. sub. notes 11s, 2006                    180,000        200,700         435,000        485,025        175,000       195,125
GST Telecommunications, Inc. company
guaranty stepped-coupon zero %
(13 7/8s, 12/15/00), 2005 ++                298,000        247,340         652,000        541,160        186,000       154,380
Hyperion Telecommunication Corp.
sr. disc. notes stepped-coupon Ser. B,
zero % (13s, 4/15/01), 2003 ++               85,000         65,238         210,000        161,175         70,000        53,725
Hyperion Telecommunications , Inc.
sr. notes Ser. B, 12 1/4s, 2004             100,000        112,500         290,000        326,250         90,000       101,250
ICG Holdings, Inc. sr. disc. notes
stepped-coupon zero %
(13 1/2s, 9/15/00), 2005 ++                 130,000        110,825         260,000        221,650        100,000        85,250
IDT Corp. 144A sr. notes 8 3/4s, 2006        80,000         79,600         200,000        199,000         65,000        64,675
ITC Deltacom, Inc. sr. notes 11s, 2007       58,000         65,830         156,000        177,060         52,000        59,020
Intelcom Group (USA), Inc. company
guaranty stepped-coupon zero %
(12 1/2s, 5/1/01), 2006 ++                  140,000        112,000         355,000        284,000        125,000       100,000
Intercel, Inc. sr. disc. notes
stepped-coupon zero % (12s, 2/1/01),
2006 ++                                          --             --         470,000        366,600             --            --
Intercel, Inc. sr. disc. notes
stepped-coupon zero % (12s, 5/1/01),
2006 ++                                      10,000          7,650           5,000          3,825          5,000         3,825
Intermedia Communications, Inc. sr. notes
Ser. B, 8 1/2s, 2008                        440,000        460,900       1,000,000      1,047,500        250,000       261,875
International Cabletel, Inc. sr. notes
stepped-coupon Ser. B, zero %
(11 1/2s, 2/01/01), 2006 ++                 320,000        260,800         850,000        692,750        350,000       285,250
International Wireless Communications,
Inc. sr. disc. notes zero %, 2001            40,000         12,800         115,000         36,800         40,000        12,800
Ionica Group PLC sr. disc. notes
stepped-coupon zero %
(15s, 5/1/02), 2007
(United Kingdom) ++                         300,000        127,500         480,000        204,000        200,000        85,000
Iridium LLC/Capital Corp. 144A
sr. notes 11 1/4s, 2005                      20,000         21,200          50,000         53,000         20,000        21,200
Iridium LLC/Capital Corp. company
guaranty Ser. B, 14s, 2005                  135,000        156,600         345,000        400,200        110,000       127,600
Knology Holdings Inc. sr. disc. notes
stepped-coupon zero %
(11 7/8s, 10/15/02), 2007 ++                285,000        171,000         720,000        432,000        210,000       126,000
L-3 Communications Corp. sr. sub. notes
Ser. B, 10 3/8s, 2007                        50,000         55,375         135,000        149,513         50,000        55,375
MGC communications, Inc. sr. notes
Ser. B, 13s, 2004                            20,000         20,050          55,000         55,138         15,000        15,038
McCaw International Ltd sr. discount
notes stepped coupon zero %
(13s, 4/15/02), 2007 ++                      10,000          6,650          20,000         13,300         10,000         6,650
McLeod USA, Inc. 144A sr. notes
8 3/8s, 2008                                110,000        113,850         280,000        289,800         90,000        93,150
MetroNet Communications Corp.
sr. disc. notes stepped-coupon zero %
(10 3/4s, 11/1/02), 2007 (Canada) ++         35,000         23,275          85,000         56,525         25,000        16,625
Metrocall, Inc. sr. sub. ntoes 9 3/4s,
2007                                         70,000         71,400         250,000        255,000         40,000        40,800
Microcell Telecommunications sr. disc.
notes stepped-coupon Ser. B, zero %
(14s, 12/1/01), 2006 (Canada) ++             60,000         44,550         160,000        118,800         50,000        37,125
Mobile Telecommunications Tech.
sr. notes 13 1/2s, 2002                          --             --         145,000        170,738         50,000        58,875
NEXTEL Communicaitons, Inc. 144A
sr. disc. notes stepped-coupon zero %
(12 1/8s, 4/15/03), 2008 ++                 820,000        493,025       2,090,000      1,256,613        690,000       414,863
NEXTEL Communications, Inc. sr. disc.
notes stepped-coupon zero %
(11 1/2s, 9/1/98), 2003 ++                  160,000        162,400         385,000        390,775          5,000         5,075
NEXTEL Communications sr. disc. notes
stepped-coupon zero %
(10.65s, 9/15/02), 2007 ++                  900,000        603,000       2,095,000      1,403,650        945,000       633,150
NEXTEL Communications, Inc. 144A
sr. disc. notes stepped-coupon zero %
(9.95s, 2/15/03), 2008 ++                   390,000        249,113       1,000,000        638,750        340,000       217,175
NEXTEL Communications, Inc. sr. disc.
notes stepped-coupon zero %
(9 3/4s, 2/15/99), 2004 ++                  600,000        577,500       1,555,000      1,496,688        510,000       490,875
NEXTLINK Communications, Inc. 144A
sr. disc. notes stepped-coupon zero %
(9.45s, 4/15/03), 2008 ++                        --             --              --             --        250,000       158,125
NTL Inc. 144A sr.notes stepped-coupon
zero % (9 3/4s, 4/01/03), 2008 ++           150,000         97,500         500,000        325,000        200,000       130,000
NTL Inc. sr. notes Ser. B, 10s, 2007
(United Kingdom)                            220,000        238,700         515,000        558,775        100,000       108,500
Omnipoint Corp. sr. notes 11 5/8s, 2006      35,000         38,500          15,000         16,500         75,000        82,500
Omnipoint Corp. sr. notes Ser. A,
11 5/8s, 2006                                70,000         77,000         160,000        176,000             --            --
Orbcomm Global Capital Corp. sr. notes
Ser. B, 14s, 2004                            60,000         70,050         225,000        262,688         55,000        64,213
Pagemart Nationwide, Inc. sr. disc. notes
stepped-coupon zero %
(15s, 2/1/00), 2005 ++                       50,000         44,500         130,000        115,700         40,000        35,600
Paging Network Do Brasil sr. notes
13 1/2s, 2005 (Brazil)                        5,000          5,063          10,000         10,125         10,000        10,125
Powertel, Inc. sr. notes 11 1/8s, 2007      120,000        130,800         300,000        327,000         90,000        98,100
Pricellular Wireless Corp. sr. disc. notes
stepped-coupon zero %
(12 1/4s, 10/1/98), 2003 ++                      --             --         150,000        160,500        100,000       107,000
Pricellular Wireless Corp. sr. notes
10 3/4s, 2004                               115,000        129,375         290,000        326,250         25,000        28,125
Qwest Communications International Inc.
sr. disc. notes stepped-coupon zero %
(9.47s, 10/15/02), 2007 ++                   95,000         69,825         225,000        165,375         60,000        44,100
RCN Corp. sr. disc. notes stepped-coupon
zero % (11 1/8s, 10/15/02), 2007 ++         160,000        106,800         390,000        260,325        115,000        76,763
RSL Communications, Ltd. 144A sr. disc.
notes stepped-coupon zero %
(10 1/8s, 3/1/03), 2008 ++                  120,000         75,450         295,000        185,481        100,000        62,875
RSL Communications, Ltd. company
guaranty 12 1/4s, 2006                      200,000        228,000         350,000        399,000        175,000       199,500
RSL Communications, Ltd. 144A
sr. notes 9 1/8s, 2008                       80,000         80,800         200,000        202,000         70,000        70,700
Rogers Cantel Mobile Communications,
Inc. deb. 9 3/4s, 2016 (Canada)                  --             --              --             --        300,000       326,250
Sprint Spectrum L.P. sr. notes 11s, 2006    300,000        346,500         800,000        924,000        125,000       144,375
Sygnet Wireless, Inc. sr. notes
11 1/2s, 2006                               175,000        196,000         425,000        476,000         35,000        39,200
Telesystem International Wireless Inc.
sr. disc. notes stepped-coupon Ser. C,
zero % (10 1/2s, 11/1/02), 2007 ++           35,000         22,225          80,000         50,800         25,000        15,875
Teligent, Inc. 144A sr. disc. notes
stepped-coupon zero %
(11 1/2s, 3/1/03), 2008 ++                  630,000        363,825       1,670,000        964,425        590,000       340,725
Teligent, Inc. sr. notes 11 1/2s, 2007      140,000        147,000         340,000        357,000         95,000        99,750
Transtel S.A. 144A pass through
Certificates 12 1/2s, 2007 (Colombia)        30,000         28,725          70,000         67,025         20,000        19,150
United International Holdings 144A
sr. disc. notes stepped-coupon zero %
(10 3/4s, 2/15/03), 2008 ++                 260,000        162,500         700,000        437,500        220,000       137,500
Western Wireless Corp. sr. sub. notes
10 1/2s, 2007                               210,000        229,950         530,000        580,350        180,000       197,100
WinStar Communications, Inc. 144A
sr. sub notes 15s, 2007                      85,000        113,475         415,000        554,025         65,000        86,775
WinStar Communications. Inc. 144A
sr. disc. notes stepped-coupon zero %
(14s, 10/15/00), 2005 ++                    400,000        333,000       1,125,000        936,563             --            --
WinStar Communications. Inc. 144A
sr. sub. notes 10s, 2008                    330,000        334,950         560,000        568,400        680,000       690,200
Winstar Equipment Corp. company
guaranty 12 1/2s, 2004                       65,000         74,425         175,000        200,375         60,000        68,700
Wireless One, Inc. sr. notes 13s, 2003       80,000         22,400         190,000         53,200         65,000        18,200
WorldCom, Inc. bonds 7 3/4s, 2027           475,000        526,414       1,000,000      1,108,240        400,000       443,296
WorldCom, Inc. notes 7 3/4s, 2007           420,000        452,781       1,045,000      1,126,562      1,195,000     1,288,270
                                                      ------------                   ------------                 ------------
                                                        12,553,306                     31,541,098                   12,582,701

Textiles                                                        --%                               0.1%                     0.1%
------------------------------------------------------------------------------------------------------------------------------
Day International Group, Inc. 144A
sr. sub. notes 9 1/2s, 2008                 170,000        172,550         430,000        436,450        140,000       142,100
Glenoit Corp. 144A sr. sub. notes
11s, 2007                                    30,000         32,475          85,000         92,013         30,000        32,475
Polymer Group, Inc. company guaranty
Ser. B, 9s, 2007                             55,000         56,788         150,000        154,875         50,000        51,625
Polymer Group, Inc. 144A sr. sub.notes
8 3/4s, 2008                                110,000        111,925         280,000        284,900         90,000        91,575
Polysindo International Finance company
guaranty 11 3/8s, 2006 (Indonesia)           60,000         40,800         185,000        125,800         65,000        44,200
Tultex Corp. sr. notes 10 5/8s, 2005        175,000        183,094         450,000        470,813        150,000       156,938
Worldtex, Inc. 144A sr. notes 9 5/8s, 2007   50,000         50,750         110,000        111,650             --            --
                                                      ------------                   ------------                 ------------
                                                           648,382                      1,676,501                      518,913

Transportation                                                 0.2%                      0.4%                              1.2%
------------------------------------------------------------------------------------------------------------------------------
Blue Bird Body Co. sr. sub. notes Ser. B,
10 3/4s, 2006                                    --             --              --             --         30,000        33,225
Consorcio/MCII Holdings sec. notes
stepped-coupon zero %
(12s, 11/15/98), 2002 ++                     65,000         60,125         170,000        157,250         55,000        50,875
Continental Airlines pass thru cert.
Ser. 97CI, 7.42s, 2007                      100,000        103,498         175,000        181,122        245,000       253,570
Continental Airlines, Inc. pass-through
certificates Ser. 981C, 6.541s, 2009        475,000        465,738       1,045,000      1,024,623      1,540,000     1,509,970
Continental Airlines, Inc. sr. notes
9 1/2s, 2001                                185,000        197,950       1,000,000      1,070,000        300,000       321,000
CSX Corp. deb. 7.95s, 2027                  540,000        604,006         480,000        536,894      1,740,000     1,946,242
Eletson Holdings, Inc. 1st pfd. mtge.
notes9 1/4s, 2003 (Greece)                       --             --              --             --         50,000        51,663
Hermes Europe Railtel 144A sr. notes
11 1/2s, 2007 (Netherlands)                  40,000         45,300         100,000        113,250         30,000        33,975
International Shipholding Corp. sr. notes
7 3/4s, 2007                                 40,000         39,300          90,000         88,425         30,000        29,475
Johnstown America Industries, Inc.
company guaranty Ser. C,
11 3/4s, 2005                                50,000         55,875         125,000        139,688        125,000       139,688
Kitty Hawk, Inc. company guaranty
9.95s, 2004                                  90,000         94,500         220,000        231,000         70,000        73,500
MC Shipping, Inc. 144A sr. notes
11 1/4s, 2008                                65,000         65,325         170,000        170,850         60,000        60,300
Newport News Shipbuilding sr. notes
8 5/8s, 2006                                 40,000         42,100         100,000        105,250             --            --
Norfolk Southern Corp. bonds
7.8s, 2027                                  125,000        139,851         300,000        335,643        300,000       335,643
Norfolk Southern Corp. bonds
7.05s, 2037                                 390,000        410,748         960,000      1,011,072      1,090,000     1,147,988
Norfolk Southern Corp. notes
6.95s, 2002                                 125,000        128,059         400,000        409,788        450,000       461,012
TFM S.A. de C.V. company guaranty
10 1/4s, 2007                                25,000         26,000          70,000         72,800         20,000        20,800
TFM S.A. de C.V. company guaranty
stepped-coupon zero %
(11 3/4s, 6/15/02), 2009 ++                 135,000         90,956         355,000        239,181        115,000        77,481
Trans World Airlines, Inc. 144A notes
11 3/8s, 2006                               100,000        100,750         245,000        246,838         80,000        80,600
Trans World Airlines, Inc. sr. notes
11 1/2s, 2004                               145,000        153,338         360,000        380,700        105,000       111,038
US Air Inc. pass thru certificates
Ser. 93-A2, 9 5/8s, 2003                         --             --       1,200,000      1,299,000        400,000       433,000
                                                      ------------                   ------------                 ------------
                                                         2,823,419                      7,813,374                    7,171,045

Utilities                                                      0.2%                           0.5%                         1.0%
------------------------------------------------------------------------------------------------------------------------------
AES China Generating Co. sr. notes
10 1/8s, 2006 (China)                        10,000          9,825          10,000          9,825          5,000         4,913
Arizona Public Service Co. sr. notes
6 3/4s, 2006                                220,000        224,034         585,000        595,787        785,000       799,475
California Energy Corp. sr. notes
9 7/8s, 2003                                     --             --         250,000        267,310             --            --
Calpine Corp. sr. notes 10 1/2s, 2006       400,000        436,000       1,000,000      1,090,000        300,000       327,000
Cleveland Electric Illuminating Co.
1st mtge. Ser. B, 9 1/2s, 2005               60,000         65,681         140,000        153,257         50,000        54,735
CMS Energy Corp. pass through
certificates 7s, 2005                            --             --         225,000        215,944         70,000        67,183
Connecticut Light & Power Co.
1st mtge. Ser. A, 7 7/8s, 2001              170,000        173,329         445,000        453,713        605,000       616,846
El Paso Electric Co. 1st mtge. Ser. D,
8.9s, 2006                                   10,000         11,088          20,000         22,176          5,000         5,544
Enersis S.A. notes 7.4s, 2016 (Chile)        10,000          9,712          15,000         14,568         20,000        19,424
Espirito Santo Centrais 144A sr. notes
10s, 2007 (Brazil)                           50,000         48,875         150,000        146,625         45,000        43,988
First PV Funding deb. 10.15s, 2016            3,000          3,163           6,000          6,326          2,000         2,109
Illinova Corp. sr. notes 7 1/8s, 2004       240,000        245,813         605,000        619,653        740,000       757,923
Jersey Central Power & Light Co.
1st mtge. med. term note 6.85s, 2006         95,000         97,553         220,000        225,911        335,000       344,001
Long Island Lighting Co. deb. 9s, 2022      800,000        911,904       2,000,000      2,279,760        700,000       797,916
Long Island Lighting Co. deb. 8.9s, 2019     50,000         53,325         290,000        309,282         50,000        53,325
Midland Funding Corp. deb. Ser. A,
11 3/4s, 2005                               500,000        599,680       1,000,000      1,199,360        525,000       629,664
Midland Funding Corp. deb. Ser. B,
13 1/4s, 2006                                53,000         68,067         395,000        507,291         80,000       102,742
Niagara Mohawk Power Corp. 1st mtge.
6 7/8s, 2003                                150,000        151,587         400,000        404,232        150,000       151,587
Niagara Mohawk Power Corp. mtge.
9 1/2s, 2000                                 50,000         52,706         150,000        158,118         50,000        52,706
Northeast Utilities System notes Ser. A,
8.58s, 2006                                  19,036         19,035          47,590         47,588         13,373        13,373
Northeast Utilities System notes Ser. B,
8.38s, 2005                                 134,933        137,394         341,333        347,559        106,666       108,612
US West Capital Funding, Inc. company
guaranty 6.95s, 2037                        175,000        182,441         760,000        792,315        930,000       969,544
                                                      ------------                   ------------                 ------------
                                                         3,501,212                      9,866,600                    5,922,610
                                                      ------------                   ------------                 ------------

Total Corporate Bonds and Notes
(cost $75,416,234, $187,976,428
and $109,230,015)                                     $ 77,349,984                   $192,682,266                 $109,814,558
------------------------------------------------------------------------------------------------------------------------------

[CAPTION]

                                                     GROWTH                   BALANCED                    CONSERVATIVE
                                                               2.6%                       4.1%                            19.3%
U.S. GOVERNMENT AND                         Principal                 Principal                   Principal
AGENCY OBLIGATIONS                            Amount          Value     Amount           Value      Amount           Value

U.S. Government Agency
Mortgage Obligations                                           1.9%                           3.6%                        15.0%
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
8 1/2s, with due dates from
July 1, 2026 to September 1, 2026        $   90,924     $   94,931       $ 237,642     $  248,113       $ 99,253    $  103,626
Federal National Mortgage Association
Adjustable Rate Mortgages 7.346s,
July 1, 2025                                 78,388         79,614         188,958        191,911        223,408       226,899
Federal National Mortgage Association
Pass-through Certificates
9 1/2s, Dwarf, May 1, 2007                  103,250        107,667         389,625        406,290        467,550       487,548
7 1/2s, with due dates from
January 1, 2027 to June 1, 2027             115,989        118,925         858,850        880,589      1,060,816     1,087,666
7.4s, May 1, 2026                           206,968        219,224         566,698        600,257        689,893       730,748
6 1/2s, with due dates from
February 1, 2026 to
September 1, 2027                           729,703        721,494       2,118,122      2,094,295      6,438,710     6,366,280
5 1/2s, Dwarf, with due dates from
February 1, 2011 to June 1, 2011          2,157,912      2,093,180       2,876,018      2,789,739      5,385,655     5,224,088
Government National
Mortgage Association
7 1/2s, TBA, April 15, 2028                 640,000        656,198       1,385,000      1,420,054             --            --
7s, TBA Midget, December 15, 2012                --             --              --             --         20,000        20,445
6 1/2s, TBA, April 15, 2028               2,395,000      2,370,284       4,415,000      4,369,437      5,290,000     5,235,407
5 1/2s, TBA, April 15, 2028               1,230,000      1,236,531       4,375,000      4,398,231      9,555,000     9,605,737
5 1/2s, TBA, December 16, 2027                5,000          5,027              --             --             --            --
Government National Mortgage
Association Adjustable Rate Mortgages
7 3/8s, with due dates from
April 20, 2023 to June 20, 2026             408,693        419,488         965,320        990,738             --            --
7 1/8s, September 20, 2023                   33,074         33,834          83,817         85,742             --            --
6 7/8s, with due dates from
November 20, 2021 to
October 20, 2025                            498,346        508,172       1,262,592      1,287,486             --            --
6 1/2s, August 20, 2025                     247,629        253,355         620,875        635,234        723,840       740,579
6s, with due dates from May 20, 2024
to July 20, 2024                            439,770        450,615       1,004,124      1,028,936        391,540       402,064
5 1/2s, November 1, 2023                    182,782        187,266         463,418        474,786             --            --
Government National Mortgage
Association Pass-Through Certificates
10s, June 15, 2013                          283,024        312,103         746,283        822,957      1,068,030     1,177,760
8s, with due dates from
November 15, 2022 to
February 15, 2028                         3,241,189      3,355,641       8,887,353      9,203,234     11,433,911    11,858,214
7 1/2s, with due dates from
April 15, 2022 to February 15, 2028       6,250,972      6,413,510      12,911,081     13,254,411     19,489,443    20,003,615
7s, Midget, with due dates from
December 15, 2007 to
December 15, 2012                         1,587,322      1,622,933       3,143,759      3,213,493      5,016,789     5,128,633
7s, with due dates from
December 15, 2023 to
February 15, 2028                         6,458,660      6,525,880      15,057,750     15,341,237     21,963,714    22,192,161
                                                      ------------                   ------------                 ------------
                                                        27,785,872                     63,737,170                   90,591,470

U.S. Treasury Obligations                                      0.7%                       0.5%                             4.3%
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds
6 3/8s, August 15, 2027 #                 $      --     $       --        $     --    $        --     $5,810,000  $  6,136,813
6 1/8s, November 15, 2027 #               2,630,000      2,696,986       4,075,000      4,178,790      4,220,000     4,327,483
U.S. Treasury Notes
7 7/8s, November 15, 2004 #                  65,000         72,617         775,000        865,822             --            --
6 1/8s, August 15, 2007 #                        --             --         645,000        663,344             --            --
5 3/4s, November 30, 2002 #                      --             --         375,000        376,114             --            --
5 3/4s, November 15, 2000                        --             --              --             --        380,000       381,068
5 5/8s, December 31, 2002 #                      --             --       1,805,000      1,801,895             --            --
5 5/8s, December 31, 1999 #               5,835,000      5,837,742       1,925,000      1,925,905      2,825,000     2,826,328
5 5/8s, October 31, 1999 #                       --             --              --             --     12,520,000    12,522,003
5 1/2s, February 28, 2003                   900,000        894,655              --             --             --            --
                                                      ------------                   ------------                 ------------
                                                         9,502,000                      9,811,870                   26,193,695

Total U.S. Government and
Agency Obligations (cost $37,120,055,
$72,990,527 and $116,171,042)                         $ 37,287,872                   $ 73,549,040                 $116,785,165
------------------------------------------------------------------------------------------------------------------------------

[CAPTION]

                                                     GROWTH                   BALANCED                    CONSERVATIVE
                                                               2.0%                       4.8%                          9.8%

FOREIGN GOVERNMENT                          Principal                 Principal                      Principal
BONDS AND NOTES*                              Amount          Value     Amount           Value         Amount        Value
------------------------------------------------------------------------------------------------------------------------------

AUD     Australia (Government of)
        bonds Ser. 705, 7 1/2s, 2005      2,435,000   $  1,789,827       7,130,000   $  5,240,849      4,170,000  $  3,065,125
FRF     France (Government of)
        bonds 5 1/2s, 2007                4,966,000        836,894      35,292,000      5,947,577     12,714,000     2,142,624
FRF     France Treasury bill notes
        4s, 2002                          6,830,000      1,101,915      21,290,000      3,434,814     12,615,000     2,035,236
DEM     Germany (Federal Republic of)
        bonds Ser. 92, 7 1/4s, 2002      11,855,000      7,129,042      32,505,000     19,556,588     19,390,000    11,696,089
DEM     Germany (Federal Republic of)
        bonds Ser. 92, 8s, 2002                  --             --              --             --     12,095,000     7,433,760
DEM     Germany (Federal Republic of)
        bonds Ser. 97, 6s, 2007           5,015,000      2,923,494      15,445,000      9,003,662      9,125,000     5,319,418
DEM     Germany (Federal Republic of)
        bonds Ser. 98, 5 1/4s, 2008       3,160,000      1,754,890       9,560,000      5,309,099             --            --
ITL     Italy (Government of) bonds
        5 3/4s, 2002                  3,650,000,000      2,084,509  11,250,000,000      6,424,856  6,645,000,000     3,794,948
USD     Quebec (Province of) deb.
        Ser. NN, 7 1/8s, 2024               185,000        191,723              --             --        490,000       507,807
USD     Russia (Government of)
        deb. principal loans FRB
        6.719s, 2020 +++                    630,000        400,838       1,965,000      1,250,231      1,145,000       728,506
ZAR     South Africa (Republic of) bonds
        Ser. 153, 13s, 2010               3,346,000        656,836      11,350,000      2,228,059      6,914,000     1,357,251
USD     South Africa (Republic of) notes
        9 5/8s, 1999                             --             --              --             --             --            --
ESP     Spain (Government of) bonds
        5 1/4s, 2003                    144,250,000        943,360     444,140,000      2,904,569    262,500,000     1,716,687
GBP     United Kingdom Treasury bonds
        8s, 2007                          1,315,000      2,414,904       6,690,000     12,285,710      1,915,000     3,516,762
GBP     United Kingdom Treasury bonds
        7s, 2002                          3,730,000      6,413,582       7,605,000     13,076,486      9,335,000    16,051,150
                                                      ------------                   ------------                 ------------
Total Foreign Government Bonds
and Notes (cost $28,490,671,
$87,110,973 and $58,060,028)                          $ 28,641,814                   $ 86,662,500                 $ 59,365,363
------------------------------------------------------------------------------------------------------------------------------

[CAPTION]

                                                     GROWTH                   BALANCED                    CONSERVATIVE
                                                               0.5%                           0.9%                         0.7%
                                          Number of                      Number of                     Number of
PREFERRED STOCKS*                           Shares        Value            Shares        Value          Shares         Value
------------------------------------------------------------------------------------------------------------------------------

AmeriKing, Inc. $3.25 pfd. ++++               2,270   $     61,290           4,688   $    126,576             --  $         --
American Communications Services
$12.75 pfd. ++++                                 --             --              50         58,125             --            --
Anvil Holdings Ser. B, $3.25 pfd. ++++           26            650              65          1,625             19           475
Banco Itau S.A. BRC 6.86
No par value (NPV) pfd. (Brazil)              1,200        770,449           1,400        898,857            200       128,408
California Federal Bancorp Inc.
Ser. A, $2.281 pfd.                           8,100        220,725          13,300        362,425         10,000       272,500
Capstar Broadcasting Inc. 144A
$12.00 pfd. ++++                                532         62,510           1,437        168,848            479        56,283
Chancellor Media Corp.
$12.00 pfd. ++++                              3,337        407,114           8,182        998,204          2,749       335,378
Citadel Broadcasting Inc. 144A
$13.25 cum. pfd. ++++                         1,704        208,740           3,850        471,625          1,331       163,048
CSC Holdings Inc. Ser. M,
$11.125 cum. ++++                             1,450        166,025           3,504        401,208            670        76,715
Dobson Communications 144A
$12.25 pfd. ++++                                 90         98,550             225        246,375             --            --
Echostar Communications Corp.
144A $12.125 pfd. ++++                            1          1,115              --             --             --            --
Echostar Communications, Inc.
$12.125 pfd. ++++                                40         44,600             108        120,420             30        33,450
El Paso Electric Co. $11.40 pfd ++++          1,242        138,017           3,030        336,709            969       107,680
Fresenius Medical Care AG Ser. D,
$9.00 pfd. (Germany)                        500,000        522,500         760,000        794,200        500,000       522,500
Hyperion Telecommunications
Ser. B, $12.875 pfd. ++++                        51         58,395             102        116,790             --            --
ICG Holdings, Inc., 144A 14.00% pfd. ++++       810        996,300           2,100      2,583,000             70        86,100
Intermedia Communication Ser. B,
13.50% pfd.                                     222        271,950             667        817,075            222       271,950
IXC Communications, Inc. 12.50% pfd. ++++        92        112,240             237        289,368             74        90,280
NEXTEL Communications, Inc. 144A
Ser. E, $11.125 pfd. ++++                       680        722,500           1,690      1,795,625            570       605,625
NEXTEL Communications, Inc. Ser. D,
$13.00 cum. pfd. ++++                            50         58,000             160        185,600             52        60,320
NTL Inc. 144A Ser. B, 13.00% pfd. ++++           69         82,973             164        197,210             54        64,935
Nebco Evans Holding $11.25 pfd. ++++          1,000        104,000           2,500        260,000            800        83,200
Nextlink Communications, Inc. 144A
$7.00 cum. pfd.                              10,078        634,914          26,143      1,647,009          2,622       165,186
Pantry Pride Inc. Ser. B, $14.875 pfd.          152         15,352             800         80,800            500        50,500
Public Service Co. of New Hampshire
$2.65 1st mtge. pfd.                          2,320         60,320          12,628        328,328          2,320        60,320
SFX Broadcasting, Inc. Ser. E,
$12.625 pfd. ++++                               425         50,363           1,063        125,966            372        44,082
Spanish Broadcasting Systems 14.25%
cum. pfd. ++++                                  210        220,500             518        543,900            160       168,000
Time Warner Inc. Ser. M, 10.25% pfd.            491        548,693             835        933,113            300       335,250
Von Hoffman Corp. 144A $13.50 pfd.              855         28,856           2,215         74,756            730        24,638
WinStar Communications. Inc. 144A
$14.25 cum. pfd. ++++                           140        170,800             340        414,800            120       146,400
                                                      ------------                   ------------                 ------------
Total Preferred Stocks
(cost $6,180,514, $14,262,660
and $3,385,059)                                       $  6,838,441                   $ 15,378,537                 $  3,953,223
------------------------------------------------------------------------------------------------------------------------------

[CAPTION]

                                                     GROWTH                   BALANCED                    CONSERVATIVE
                                                               0.3%                           0.6%                         2.5%
ASSET-BACKED                                Principal                   Principal                    Principal
SECURITIES*                                   Amount       Value          Amount        Value          Amount            Value
------------------------------------------------------------------------------------------------------------------------------

Advanta Mortgage Loan Trust
Ser. 97-2, Class A2, 7.05s, 2021         $  405,000    $   411,581      $1,045,000   $  1,061,981     $1,395,000   $ 1,417,669
Advanta Mortgage Loan Trust
Ser. 97-4, Class A7, 6.63s, 2029            440,000        443,231       1,075,000      1,082,895      1,275,000     1,284,363
Amresco Residential Securities
Mortgage Loan Ser. 97-3,
Class A3, 6.6s, 2018                        270,000        273,291         675,000        683,227        780,000       789,506
Associates Manufactured Housing
Ser. 96-1, Class A3, 7s, 2027                    --             --              --             --        385,000       396,791
Capita Equipment Receivables Trust
Ser. 96-1, Class A4, 6.28s, 2000             80,000         80,388         250,000        251,211        260,000       261,259
Green Tree Financial Corp. Ser. 97-2,
Class A6, 7.24s, 2028                       380,000        394,844       1,005,000      1,044,258      1,425,000     1,480,664
Green Tree Financial Corp. Ser. 97-3,
Class A-4, 6.93s, 2028                      545,000        555,219       1,665,000      1,696,219      1,930,000     1,966,188
Green Tree Financial Corp. Ser. 98-2,
Class A5, 6.24s, 2016                       650,000        648,273       1,420,000      1,416,228      2,135,000     2,129,329
Green Tree Recreational Equipment
& Cons Ser. 97-B, Class A1,
6.55s, 2028                                 623,633        628,311       1,391,088      1,401,522      1,891,366     1,905,552
Green Tree Recreational Equipment
& Cons. Ser. 98-A, Class A1C,
6.18s, 2019                                 660,000        660,000       1,430,000      1,430,000      3,350,000     3,350,000
Provident Bank Home Equity Loan
Trust Ser. 97-4, Class A3,
6.91s, 2029                                 135,000        136,013         325,000        327,438        400,000       403,000
                                                      ------------                   ------------                 ------------
Total Asset-Backed Securities
(cost $4,189,868, $10,288,563
and $14,710,216)                                      $  4,231,151                   $ 10,394,979                 $ 15,384,321
------------------------------------------------------------------------------------------------------------------------------

[CAPTION]

                                                     GROWTH                   BALANCED                    CONSERVATIVE
                                                               0.4%                           0.8%                         3.1%
COLLATERALIZED                              Principal                   Principal                    Principal
MORTGAGE OBLIGATIONS*                         Amount       Value          Amount        Value          Amount            Value
------------------------------------------------------------------------------------------------------------------------------

Chase Mortgage Finance Corp.
Ser. 94-1, Class B2, 6.601s, 2025          $     --     $       --      $  183,007    $   181,482     $  183,007    $  181,482
Collateralized Mortgage Acceptance
Corporation
Ser. 97-ML1, Class A3, 6.57s, 2007           35,000         35,405         615,000        622,111      1,220,000     1,234,106
Ser. 97-ML1, Class A2, 6.53s, 2007           15,000         15,185         220,000        222,716        440,000       445,431
Collateralized Mortgage Obligation
Trust Ser. 64, Class Z, 9s, 2020            463,208        494,257       1,448,659      1,545,764      1,555,607     1,659,881
Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1,
Class X, 1.254s, 2031                     2,630,000        184,363       5,685,000        398,519      8,610,000       603,561
First Union-Lehman Brothers
Commercial Mortgage Ser. 97-C2,
Class A3, 6.65s, 2007                       300,000        304,875         730,000        741,863        870,000       884,138
Fannie Mae
Ser. 89-71, Class J, 8 1/2s, 2019           465,000        507,722       1,190,000      1,299,331      1,575,000     1,719,703
Ser. 97-25, Class VA, 7s, 2002              147,172        148,966         388,228        392,959        553,431       560,176
Ser. 97-61, Class ZC, 7s, 2023              186,393        184,286         473,907        468,552             --            --
Ser. 93-240, Class B, 61/4s, 2013           279,123        275,373         729,639        719,835        969,588       956,559
Ser. 94-86, Class PJ, s, 2009               655,000        642,923       1,600,000      1,570,500      1,895,000     1,860,061
Freddie Mac Ser. 1601, Class PJ,
6s, 2008                                    825,000        811,594       2,020,000      1,987,175      2,395,000     2,356,081
GE Capital Mortgage Services Inc.
Ser. 94-8 Class A2, 6s, 2024                 54,441         54,365         202,643        202,358        226,839       226,520
Merrill Lynch Mortgage Investors, Inc.
Ser. 97-C2, Class A2, 6.54s, 2029           655,000        663,597       1,505,000      1,524,753      2,340,000     2,370,713
Ser. 98-C2, Class A1, 6.22s, 2030           755,000        757,123       1,640,000      1,644,613      2,460,000     2,466,919
Morgan Stanley Capital I Ser. 96-WF1,
Class A2, 7.218s, 2006                      260,000        268,572         915,000        945,166      1,370,000     1,415,167
                                                      ------------                   ------------                 ------------
Total Mortgage Obligations
(cost $5,317,204, $14,350,975
and $18,823,964)                                      $  5,348,606                   $ 14,467,697                 $ 18,940,498

------------------------------------------------------------------------------------------------------------------------------

[CAPTION]

                                                     GROWTH                   BALANCED                    CONSERVATIVE
                                                               0.2%                           0.5%                         0.8%
                                            Principal                   Principal                    Principal
BRADY BONDS*                                  Amount       Value          Amount        Value          Amount            Value
------------------------------------------------------------------------------------------------------------------------------

Argentina (Republic of) Ser. L-GP,
stepped-coupon 5 3/4s,
(6s, 3/31/99), 2023 ++                   $1,042,000    $   798,485      $3,085,000   $  2,364,036     $1,801,000  $  1,380,106
Argentina (Republic of) deb. FRB
6.625s, 2005                                432,960        399,406       1,223,600      1,128,771        712,500       657,281
Brazil (Government of) stepped-
coupon 4 1/2s, (5s, 4/30/98), 2014 ++       695,558        585,173       2,166,494      1,822,671      1,265,688     1,064,824
Bulgaria (Government of) Ser. A,
FRB 2 1/4s, 2012                            290,000        193,213         930,000        619,613        490,000       326,463
Peru (Government of) 144A
Ser. PDI, 4s, 2017                          435,000        298,541       1,422,000        975,919        812,000       557,276
Philippines (Government of) Ser. B,
6 1/2s, 2017                                213,000        187,440         682,000        600,160        348,000       306,240
United Mexican States Ser. B,
6 1/4s, 2019                                455,000        386,204         945,000        802,116        480,000       407,424
                                                      ------------                   ------------                 ------------
Total Brady Bonds (cost $2,869,111,
$8,344,530 and $4,718,811)                            $  2,848,462                   $  8,313,286                 $  4,699,614
------------------------------------------------------------------------------------------------------------------------------

[CAPTION]

                                                     GROWTH                   BALANCED                    CONSERVATIVE
                                                               0.1%                           0.2%                         0.1%
                                            Number of                      Number of                    Number of
UNITS*                                        Units         Value            Units        Value           Units        Value
------------------------------------------------------------------------------------------------------------------------------

Allegiance Telephone, Inc 144A units
stepped-coupon zero %
(11 3/4s, 2/15/03), 2008 ++                     190   $    110,200             490   $    284,200            160   $    92,800
Celcaribe S.A. 144A units
13 1/2s, 2004 (Columbia)                          3         60,300              22        442,200              2        40,200
Club Regina, Inc. 144A units
13s, 2004                                        55         59,125             140        150,500             40        43,000
Concentric Network Corp. units
12 3/4s, 2007                                    30         35,250              75         88,125             30        35,250
Conecel Holdings 144A units
14s, 2000                                        55         59,675             145        157,325             50        54,250
DTI Holdings Inc. units
stepped-coupon zero %
(12 1/2s, 3/1/03), 2008 ++                      320        186,400             810        471,825            270       125,835
Diva Systems Corp. 144A units
stepped-coupon zero %
(13s, 5/15/01), 2006 ++                         357        196,350             911        501,050            302       166,100
KMC Telecomunications 144A units
stepped-coupon zero %
(12 1/2s, 2/15/03), 2008 ++                     200        119,000             500        297,500            175       104,125
Orbital Imaging Corp. units
11 5/8s, 2005                                   115        125,638             300        327,750            100       109,250
Real Time Data 144A units
stepped-coupon zero %
(13 1/2s, 8/15/01), 2006 ++                      35         17,850              95         48,450             30        15,300
Transam Refinance, Inc. 144A units
16s, 2003                                       120        127,200             290        307,400            100       106,000
Wireless One, Inc. units
stepped-coupon zero %
(13 1/2s, 8/1/01), 2006 ++                      100         12,000             200         24,000             75         9,000
                                                      ------------                   ------------                 ------------
Total Units (cost $1,000,738,
$2,640,877 and $845,088)                              $  1,108,988                   $  3,100,325                 $    901,110
------------------------------------------------------------------------------------------------------------------------------

[CAPTION]

                                                     GROWTH                   BALANCED                    CONSERVATIVE
                                                                --%                           0.1%                          --%
                                              Number                         Number                        Number
INVESTMENT COMPANIES*                       of Shares      Value           of Shares      Value          of Shares      Value
------------------------------------------------------------------------------------------------------------------------------

Inversiones Y Represent ADR
(Argentina) +                                 6,166   $    236,235           7,566   $    289,872          1,233   $    47,239
ROC Taiwan Fund (United Kingdom) +           68,000        599,250          83,000        731,438         13,800       121,613
Taiwan Fund, Inc. (Taiwan) +                 26,000        464,750          32,000        572,000          5,300        94,738
                                                      ------------                   ------------                 ------------
Total Investment Companies (cost
$1,430,700, $1,755,417 and $291,889)                  $  1,300,235                   $  1,593,310                  $   263,590
------------------------------------------------------------------------------------------------------------------------------

[CAPTION]

                                                     GROWTH                   BALANCED                    CONSERVATIVE
                                                                --%                           0.1%                         0.1%
CONVERTIBLE BONDS                          Principal                      Principal                      Principal
AND NOTES*                                  Amount         Value           Amount         Value            Amount       Value
------------------------------------------------------------------------------------------------------------------------------

APP Global Finance (V) Ltd. 144A
cv. sec. 2s, 2000 (United Kingdom)       $   65,000    $    67,113      $  190,000   $    196,175      $  60,000     $  61,950
Delta Electronics, Inc. cv. bonds 1/2s,
2004 (Taiwan)                               120,000        157,200         140,000        183,400         25,000        32,750
GST Telecommunications, Inc.
cv. sr. disc. notes stepped-coupon
zero % (13 7/8s, 12/15/00), 2005 ++          21,000         32,970          59,000         92,630         17,000        26,690
Integrated Device Technology, Inc.
cv. sub. notes 5 1/2s, 2002                  40,000         35,900         115,000        103,213         35,000        31,413
Mahindra & Mahindra Ltd. cv. bonds
5s, 2001 (India)                            155,000        144,538         190,000        177,175         35,000        32,638
National Semiconductor Corp.
144A cv. deb. 6 1/2s, 2002                   25,000         24,094          75,000         72,281         25,000        24,094
Pricellular Wireless Corp. 144A
cv. sub. notes stepped-coupon
zero % (10 3/4s, 8/15/00) ++                 94,000        103,870         206,000        227,630         77,000        85,085
WinStar Communications. Inc. 144A
cv. sr. disc. notes stepped-coupon
zero % (14s, 10/15/00), 2005 ++                  --             --              --             --         70,000        97,825
                                                      ------------                   ------------                 ------------
Total Convertible Bonds and Notes
(cost $545,544, $938,964
and $290,208)                                         $    565,685                   $  1,052,504                 $    392,445
------------------------------------------------------------------------------------------------------------------------------

[CAPTION]

                                                     GROWTH                   BALANCED                    CONSERVATIVE
PURCHASED                                                       --%                           0.1%                         0.1%
OPTIONS                 Expiration Date/   Contract                       Contract                     Contract
OUTSTANDING*            Strike Price        Amount        Value            Amount        Value          Amount           Value
------------------------------------------------------------------------------------------------------------------------------

Italian Government Bond
Future Contracts           May 98/
(Call)                   117.0 ITL        4,400,000   $      3,868      10,400,000     $    9,143      4,800,000    $    4,220
Japanese Government
Bond Future Contracts      Apr 98/
(Put)                    123.0 JPY          700,000        377,668       1,700,000        917,193        900,000       485,573
                                       ------------                     ----------                  ------------
Total Purchased Options
Outstanding (cost $387,890,
$939,942 and $461,594)                                $    381,536                     $  926,336                 $    489,793
------------------------------------------------------------------------------------------------------------------------------

[CAPTION]

                                                     GROWTH                   BALANCED                    CONSERVATIVE
                                                                --%                           --%                           --%
                           Expiration    Number of                       Number of                    Number of
WARRANTS* +                   Date       Warrants           Value         Warrants         Value       Warrants         Value
------------------------------------------------------------------------------------------------------------------------------

Cellnet Data Systems, Inc.  9/15/07             285     $    5,700             645      $  12,900            210     $   4,200
Colt Telecommunications
Group PLC                  12/31/06             300         40,500             725         97,875            250        33,750
County Seat Holdings, Inc. 10/15/98              65              1             200              4            110             2
Diva Systems Corp.          5/15/06              75         19,688             220         57,750             75        19,688
Esat Holdings, Inc.
(Ireland)                    2/1/07              75          2,625             205          7,175             65         2,275
Fitzgeralds Gaming Co.     12/19/98             433              4           1,338             13            630             6
Globalstar Telecom 144A     2/15/04             100         13,500             300         40,500             90        12,150
Hyperion Telecommunications
144A                        4/15/01             400         28,000             850         59,500            200        14,000
Intelcom Group 144A        10/15/05             429         14,157             858         28,314            330        10,890
Interact Systems Inc.        8/1/03             100             25             300             75             90            23
Intermedia Communications    6/1/00             100         16,100             350         56,350             --            --
International Wireless
Communications Holdings
144A                        8/15/01              40            920             115          2,645             40           920
Knology Holdings Inc. 144A 10/15/07             285            143             720            360            210           105
McCaw International Ltd.    4/15/07              10              3              20              6             10             3
MGC communications, Inc.
144A                        10/1/04              20            700              55          1,925             15           525
Petracom Holdings, Inc.     9/30/99              --             --           1,001          8,008            399         3,192
Powertel, Inc.               2/1/06              --             --           1,600         12,000             --            --
Spanish Broadcasting
Systems
144A                        6/30/99              80         16,400             220         45,100             75        15,375
Sterling Chemicals Holdings 8/15/08              35            910             110          2,860             30           780
UIH Australia/Pacific, Inc.
144A                        5/15/06             210          2,520             610          7,320            200         2,400
Urohealth Systems Inc.      4/10/04              85              1             230              2             75             1
Wireless One, Inc.                              450              5           1,050             11            375             4
                                                        ----------                     ----------                   ----------
Total Warrants (cost $65,035,
$187,967 and $54,682)                                   $  161,902                     $  440,693                   $  120,289
------------------------------------------------------------------------------------------------------------------------------

[CAPTION]

                                                     GROWTH                   BALANCED                    CONSERVATIVE
                                                              7.7%                           10.1%                        13.0%
                                             Principal                     Principal                      Principal
SHORT-TERM INVESTMENTS*                        Amount      Value             Amount        Value            Amount      Value
------------------------------------------------------------------------------------------------------------------------------

TRL     Turkey Treasury bills zero %,
        July 29, 1998                     9,898,000    $   295,266      24,345,000    $   726,232     11,249,000    $  335,567
TRL     Turkey Treasury bills zero %,
        June 4, 1998                      4,580,000        159,354      11,228,000        390,660      5,214,000       181,413
        U.S. Treasury bills zero %,
        April 23, 1998 #                 $8,000,000      7,974,435      $       --             --     $       --            --
Interest in $600,000,000 joint repurchase
agreement dated March 31, 1998 with
Goldman Sachs, Inc. due April 1, 1998
with respect to various U.S. Treasury
obligations -- maturity value of
$29,004,777, $0 and $0 for an
effective yield of 5.93%.                29,000,000     29,004,777              --             --             --            --
Interest in $492,084,000 joint repurchase
agreement dated March 31, 1998 with
UBS Securities, Inc. due April 1, 1998
with respect to various U.S. Treasury
obligations -- maturity value of
$74,529,316, $0 and $0 for an
effective yield of 5.95%.                74,517,000     74,529,316              --             --             --            --
Interest in $492,084,000 joint repurchase
agreement dated March 31, 1998 with
UBS Securities, Inc. due April 1, 1998
with respect to various U.S. Treasury
obligations -- maturity value of
$0, $179,802,712 and $0 for an
effective yield of 5.95%.                        --             --     179,773,000    179,802,712             --            --
Interest in $492,084,000 joint repurchase
agreement dated March 31, 1998 with
UBS Securities, Inc. due April 1, 1998
with respect to various U.S. Treasury
obligations -- maturity value of
$0, $0 and $77,923,877 for an
effective yield of 5.95%.                        --             --              --             --     77,911,000    77,923,877
                                                      ------------                   ------------                 ------------
Total Short-term Investments
(cost $111,886,573, $180,912,244
and $78,437,419)                                      $111,963,148                   $180,919,604                 $ 78,440,857
------------------------------------------------------------------------------------------------------------------------------
Total Investments
(cost $1,221,889,313, $1,564,262,221
and $573,887,619)                                   $1,457,784,490                 $1,809,734,652                 $619,990,232
------------------------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets as follows:
--------------------------------------------
Growth portfolio           $1,455,020,412
Balanced portfolio          1,798,742,348
Conservative portfolio        605,470,721
--------------------------------------------
*** The aggregate identified cost on a tax basis is as follows:

[CAPTION]

                              Aggregate     Gross Unrealized     Gross Unrealized    Unrealized
                          Identified Cost     Appreciation         Depreciation     Appreciation
------------------------------------------------------------------------------------------------

Growth portfolio          $1,222,746,558     $257,346,286          $22,308,354     $235,037,932
Balanced portfolio         1,565,199,958      275,632,267           31,097,573      244,534,694
Conservative portfolio       574,509,570       50,617,354            5,136,692       45,480,662
------------------------------------------------------------------------------------------------
  + Non-income-producing security.
 ++ The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.
+++ A portion of the income will be received in additional securities.
[DBL. DAGGER] Restricted, excluding 144A securities, as to public resale. PSF Holdings LLC,
              Class A was acquired on dates from 3/16/96 to 9/30/96 with a cost of $114,837,
              $451,081 and $145,237 for Growth, Balanced and Conservative portfolios, respectively.
              The total market value of restricted securities held by the fund did not exceed
              0.1% of each fund's net assets.
[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.
[POUND SIGN] These securities or a portion of, and cash were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 1998.
[REGISTRATION MARK] Real Estate Investment Trust.
                    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                    ADR or GDR after the name of a foreign holding stands for American Depository
                    Receipts, or Global Depository Receipts, respectively representing ownership of foreign securities on deposit with a domestic custodian bank.

                    TBA after the name of a security represents to be announced securities (Note 1).

                    The rates shown on Floating Rate Notes (FRN) are Floating Rate Bonds (FRB) are
                    the interest rates shown at March 31, 1998, which are subject to change based on the terms of the security.

                    Diversification by Country

                    Distribution of investments by country of issue at March 31, 1998: (as percentage of Market Value)

Growth portfolio
----------------------------------------
Canada                             1.0%
France                             2.1
Germany                            2.2
Japan                              1.6
Netherlands                        1.0
Swizterland                        1.2
United Kingdom                     4.5
United States                     79.2
Other                              7.2
----------------------------------------
Total                            100.0%

Distribution of investments by country of issue at March 31, 1998: (as percentage of Market
Value)

Balanced portfolio
----------------------------------------
Canada                             1.0%
France                             2.5
Germany                            3.4
Japan                              1.6
Netherlands                        1.1
Swizterland                        1.2
United Kingdom                     7.2
United States                     73.7
Other                              8.3
----------------------------------------
Total                            100.0%

Distribution of investments by country of issue at March 31, 1998: (as percentage of Market
Value)
Conservative portfolio
----------------------------------------
France                             1.9%
Germany                            4.9
Japan                              1.0
United Kingdom                     6.1
United States                     76.4
Other                              9.7
----------------------------------------
Total                            100.0%






--------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at March 31, 1998 (Unaudited)                                   GROWTH
(aggregate face value $77,958,258)
                                                                                Unrealized
                                            Aggregate Face       Delivery      Appreciation/
                           Market Value          Value             Date       (Depreciation)
--------------------------------------------------------------------------------------------

Canadian Dollars           $ 2,161,994       $ 2,160,261          6/17/98      $    1,733
Danish Krone                   949,922           978,546          6/17/98         (28,624)
Deutschemarks               23,711,721        24,179,244          6/17/98        (467,523)
Finnish Marka                  326,271           336,716          6/17/98         (10,445)
French Francs                2,147,666         2,205,601          6/17/98         (57,935)
Italian Lira                 4,699,039         4,781,004          6/17/98         (81,965)
Japanese Yen                34,815,999        36,359,146          6/17/98      (1,543,147)
Mexican Peso                   340,101           335,918          9/11/98           4,183
Mexican Peso                    66,705            63,583          5/12/98           3,122
Mexican Peso                    82,811            79,484          5/11/98           3,327
New Zealand Dollars            781,448           796,099          6/17/98         (14,651)
Philippines Peso               111,947           113,254          4/27/98          (1,307)
South Korean Won               174,138           157,591          3/11/98          16,547
Spanish Peseta                 728,837           743,364          6/17/98         (14,527)
Swedish Krona                3,533,275         3,533,039          6/17/98             236
Swiss Francs                 1,088,780         1,135,408          6/17/98         (46,628)
--------------------------------------------------------------------------------------------
                                                                              $(2,237,604)
--------------------------------------------------------------------------------------------






Forward Currency Contracts to Sell
at March 31, 1998 (Unaudited)                                   GROWTH
(aggregate face value $77,158,835)
                                                                                Unrealized
                           Market           Aggregate Face       Delivery      Appreciation/
                           Value                 Value             Date      (Depreciation)
--------------------------------------------------------------------------------------------

Australian Dollars         $ 1,716,820       $ 1,722,379          6/17/98      $    5,559
British Pounds               5,015,524         4,936,865          6/17/98         (78,659)
Deutschemarks               28,201,635        28,733,997          6/17/98         532,362
Italian Lira                 3,090,412         3,138,035          6/17/98          47,623
Japanese Yen                23,589,608        24,537,728          6/17/98         948,120
Japanese Yen                 8,348,824         8,713,774          6/12/98         364,950
New Zealand Dollar             805,329           841,784          6/17/98          36,455
Swedish Krona                2,592,067         2,582,553          6/17/98          (9,514)
Swiss Franc                    711,739           740,312          6/17/98          28,573
Taiwan Dollar                1,298,201         1,211,408          7/14/98         (86,793)
--------------------------------------------------------------------------------------------
                                                                               $1,788,676
--------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 1998 (Unaudited)                                   GROWTH
                                                                               Unrealized
                           Total           Aggregate Face      Expiration     Appreciation/
                           Value                Value             Date       (Depreciation)
--------------------------------------------------------------------------------------------

CAC 40 Index (long)        $41,159,735        39,546,432          Jun-98       $1,613,303
CAC 40 Index (long)         32,240,233        31,631,184          Apr-98          609,049
DAX Index (short)           14,385,495        14,011,786          Jun-98         (373,709)
FT-SE 100 Index (short)     18,745,211        18,460,946          Jun-98         (284,265)
German 10yr (short)          3,775,101         3,739,143          Jun-98          (35,958)
Gilt (short)                 1,175,079         1,168,139          Jun-98           (6,940)
Japanese Government
Bonds 10yr (short)           5,380,149         5,352,315          Jun-98          (27,834)
Nasdaq 100 (short)           6,435,000         6,373,990          Jun-98          (61,010)
Russell 2000 Index (short)   7,061,500         7,002,157          Jun-98          (59,343)
S & P Index (short)         20,821,875        20,777,109          Jun-98          (44,766)
US Treasury Bonds
10yr (long)                 57,599,750        57,612,585          Jun-98          (12,835)
--------------------------------------------------------------------------------------------
                                                                               $1,315,692
--------------------------------------------------------------------------------------------






TBA Sales Commitments
at March 31, 1998 (Unaudited)                                   GROWTH
(proceeds received $313,270)
                                               Settlement         Market
Description             Principal Amount          Date            Value
--------------------------------------------------------------------------------------------
FNMA 6 1/2,
January 16, 2028              $135,000          11/14/98         $133,481
GNMA 8s,
April 2028                     174,000           4/20/98          180,144
--------------------------------------------------------------------------------------------
                                                                 $313,625
--------------------------------------------------------------------------------------------






Written Options Outstanding
at March 31, 1998 (Unaudited)                                   GROWTH
(premiums received $25,920)
                                            Expiration Date/        Market
Contract Amount                               Strike Price          Value
--------------------------------------------------------------------------------------------

$4,250,000 German 10 Year                  May 98/ 106.00 DEM      $6,211
--------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at March 31, 1998 (Unaudited)                                   BALANCED
(aggregate face value $170,354,054)

                                                                                 Unrealized
                                           Aggregate Face     Delivery          Appreciation/
                            Market Value        Value           Date           (Depreciation)
----------------------------------------------------------------------------------------------

Canadian Dollar            $ 6,791,740       $ 6,786,309        6/17/98       $     5,431
Danish Krone                 2,926,753         3,014,942        6/17/98           (88,189)
Deutschemarks               43,195,302        44,045,964        6/17/98          (850,662)
Finnish Marka                  958,696           988,429        6/17/98           (29,733)
French Franc                 3,231,768         3,313,643        6/17/98           (81,875)
Italian Lira                11,745,102        11,949,971        6/17/98          (204,869)
Japanese Yen                76,707,344        80,093,434        6/17/98        (3,386,090)
Mexican Peso                 1,036,174         1,023,428        9/11/98            12,746
Mexican Peso                   171,325           163,304        5/12/98             8,021
Mexican Peso                   212,678           204,135        5/11/98             8,543
New Zealand Dollar           1,764,789         1,797,876        6/17/98           (33,087)
Philippines Peso               287,455           290,812        4/27/98            (3,357)
South Korean Won               545,572           493,730        3/11/98            51,842
Spanish Peseta               2,330,882         2,377,339        6/17/98           (46,457)
Swedish Krona               10,562,460        10,558,560        6/17/98             3,900
Swiss Franc                  3,118,619         3,252,178        6/17/98          (133,559)
----------------------------------------------------------------------------------------------
                                                                              $(4,767,395)
----------------------------------------------------------------------------------------------






Forward Currency Contracts to Sell
at March 31, 1998 (Unaudited)                                   BALANCED
(aggregate face value $146,652,109)

                                                                                 Unrealized
                                           Aggregate Face     Delivery          Appreciation/
                            Market Value        Value           Date           (Depreciation)
----------------------------------------------------------------------------------------------
Australian Dollars         $ 4,812,950      $ 4,833,064         6/17/98         $  20,114
British Pounds              13,496,759       13,274,439         6/17/98          (222,320)
Deutschemarks               53,670,754       54,669,347         6/17/98           998,593
Italian Lira                 6,651,559        6,759,991         6/17/98           108,432
Japanese Yen                41,475,154       43,204,074         6/17/98         1,728,920
Japanese Yen                10,580,237       11,044,280         6/12/98           464,043
New Zealand Dollar           1,730,611        1,808,950         6/17/98            78,339
Swedish Krona                7,146,001        7,119,773         6/17/98           (26,228)
Swiss Franc                  2,355,584        2,454,407         6/17/98            98,823
Taiwan Dollar                1,590,091        1,483,784         7/14/98          (106,307)
--------------------------------------------------------------------------------------------
                                                                               $3,142,409
--------------------------------------------------------------------------------------------






---------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 1998 (Unaudited)                                   BALANCED

                                                                                 Unrealized
                                           Aggregate Face     Expiration         Appreciation/
                           Total Value          Value            Date           (Depreciation)
----------------------------------------------------------------------------------------------

CAC 40 Index (long)        $50,859,007       49,402,309          Jun-98       $ 1,456,698
CAC 40 Index (long)         39,767,135       39,205,048          Apr-98           562,087
DAX Index (short)           17,981,867       17,723,457          Jun-98          (258,410)
FT-SE 100 Index (short)     21,138,217       20,528,036          Jun-98          (610,181)
German 10yr (short)         14,519,621       14,683,734          Jun-98           164,113
Gilt (short)                 6,779,299        6,653,578          Jun-98          (125,721)
Japanese Government
Bonds 10yr (short)          12,716,717       13,157,557          Jun-98           440,840
Nasdaq 100 (short)          10,518,750       10,419,021          Jun-98           (99,729)
Russell 2000 Index (short)  10,470,500       10,382,508          Jun-98           (87,992)
S & P Index (short)         32,482,125       32,440,906          Jun-98           (41,219)
US Treasury Bonds
20yr (long)                 91,360,875       91,785,815          Jun-98          (424,940)
US Treasury Bonds
10yr (long)                 40,404,000       40,394,054          Jun-98             9,946
---------------------------------------------------------------------------------------------
                                                                              $   985,492
---------------------------------------------------------------------------------------------






TBA Sales Commitments
at March 31, 1998 (Unaudited)                                   BALANCED
(premium received $398,836)

                                            Settlement           Market
Agency                   Principal Amount      Date              Value
--------------------------------------------------------------------------------------------

GNMA, 8s, April 2028        $385,000          4/20/98           $398,594
--------------------------------------------------------------------------------------------






Written Options Outstanding
at March 31, 1998 (Unaudited)                                   BALANCED
(premiums received $62,514)

                                   Expiration Date/              Market
Contract Amount                     Strike Price                 Value
--------------------------------------------------------------------------------------------

$10,250,000 German 10 year       May 98 / 106.00 DEM            $14,980
--------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at March 31, 1998 (Unaudited)                                   CONSERVATIVE
(aggregate face value $93,611,304)

                                                                                 Unrealized
                                           Aggregate Face     Delivery          Appreciation/
                            Market Value        Value           Date           (Depreciation)
----------------------------------------------------------------------------------------------

Canadian Dollar            $ 4,021,917      $ 4,018,701         6/17/98       $     3,216
Danish Krone                 1,742,384        1,794,431         6/17/98           (52,047)
Deutschemarks               20,652,678       21,043,791         6/17/98          (391,113)
Finnish Marka                  539,062          555,751         6/17/98           (16,689)
French Franc                 3,329,920        3,417,747         6/17/98           (87,827)
Italian Lira                 5,015,482        5,102,967         6/17/98           (87,485)
Japanese Yen                44,670,403       46,632,913         6/17/98        (1,962,510)
Mexican Peso                   118,785          114,014         9/11/98             4,771
Mexican Peso                    95,693           91,213         5/12/98             4,480
Mexican Peso                   834,581          824,315         5/11/98            10,266
New Zealand Dollar             819,022          834,377         6/17/98           (15,355)
Philippines Peso               160,332          162,204         4/27/98            (1,872)
South Korean Won               322,443          291,805         3/11/98            30,638
Spanish Peseta               1,393,072        1,423,893         6/17/98           (30,821)
Swedish Krona                6,221,435        6,218,879         6/17/98             2,556
Swiss Franc                  1,038,048        1,084,303         6/17/98           (46,255)
--------------------------------------------------------------------------------------------
                                                                              $(2,636,047)
--------------------------------------------------------------------------------------------






Forward Currency Contracts to Sell
at March 31, 1998 (Unaudited)                                   CONSERVATIVE
(aggregate face value $82,353,717)

                                                                                 Unrealized
                                           Aggregate Face     Delivery          Appreciation/
                            Market Value        Value           Date           (Depreciation)
----------------------------------------------------------------------------------------------

Australian Dollars      $ 2,592,166         $ 2,601,743         6/17/98       $    9,577
British Pounds           12,646,355          12,433,923         6/17/98         (212,432)
Deutschemarks            31,724,052          32,253,771         6/17/98          529,719
Italian Lira              1,986,108           2,013,841         6/17/98           27,733
Japanese Yen             23,606,376          24,614,163         6/17/98        1,007,787
Japanese Yen              2,239,002           2,332,322         6/12/98           93,320
New Zealand Dollar          796,510             832,566         6/17/98           36,056
Swedish Krona             4,414,138           4,397,937         6/17/98          (16,201)
Swiss Franc                 597,907             622,754         6/17/98           24,847
Taiwan Dollar               268,658             250,697         6/17/98          (17,961)
--------------------------------------------------------------------------------------------
                                                                              $1,482,445
--------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------------------
Futures Contracts Outstanding                                   CONSERVATIVE
at March 31, 1998 (Unaudited)

                                                                                 Unrealized
                                           Aggregate Face     Expiration         Appreciation/
                            Total Value        Value            Date           (Depreciation)
----------------------------------------------------------------------------------------------

CAC 40 Index (long)        $18,776,797      $18,274,330          Jun-98          $502,467
CAC 40 Index (long)         15,555,598       15,341,343          Apr-98           214,255
DAX Index (short)            6,086,171        5,998,708          Jun-98           (87,463)
FT-SE 100 Index (short)     10,768,526       10,457,677          Jun-98          (310,849)
German 10yr (short)         10,308,931       10,438,572          Jun-98           129,641
Gilt (short)                 9,581,410        9,386,322          Jun-98          (195,088)
Japanese Government
Bonds 10yr (short)           6,358,358        6,578,779          Jun-98           220,421
Nasdaq 100 (short)           3,465,000        3,432,148          Jun-98           (32,852)
Russell 2000 Index (short)   3,409,000        3,380,351          Jun-98           (28,649)
S & P Index (short)          5,552,500        5,551,703          Jun-98              (797)
US Treasury Bonds
20yr (long)                 31,866,250       31,864,377          Jun-98             1,873
US Treasury Bonds
10yr (long)                 27,981,375       28,172,020          Jun-98          (190,645)
--------------------------------------------------------------------------------------------
                                                                                 $222,314
--------------------------------------------------------------------------------------------






TBA Sales Commitments at March 31, 1998 (Unaudited)             CONSERVATIVE
(premium received $600,844)

                                            Settlement           Market
Agency                   Principal Amount      Date              Value
--------------------------------------------------------------------------------------------

GNMA, 8s, April 2028          $580,000        4/20/98           $600,480
--------------------------------------------------------------------------------------------






Written Options Outstanding
at March 31, 1998 (Unaudited)                                   CONSERVATIVE
(premiums received $28,970)

                                       Expiration Date/           Market
Contract Amount                         Strike Price              Value
--------------------------------------------------------------------------------------------
$4,750,000  German 10 year          May 98 / 106.00 DEM           $6,942
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1998 (Unaudited)
Putnam Asset Allocation: Growth Portfolio

Assets
--------------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,118,355,220) (Note 1)                                                 $1,354,250,397
--------------------------------------------------------------------------------------------------------
Repurchase agreement
(identified cost $103,534,093) (Note 1)                                                      103,534,093
--------------------------------------------------------------------------------------------------------
Cash                                                                                           3,431,438
--------------------------------------------------------------------------------------------------------
Foreign currency (cost $2,152,581)                                                             1,279,517
--------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                      5,086,306
--------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                         3,519,096
--------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                16,169,938
--------------------------------------------------------------------------------------------------------
Receivable for variation margin                                                                5,384,661
--------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                 1,996,096
--------------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                                 182,280
--------------------------------------------------------------------------------------------------------
Total assets                                                                               1,494,833,822

Liabilities
--------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                              31,635,501
--------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                     1,408,213
--------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                   2,036,991
--------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                       455,954
--------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                     11,897
--------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                       4,685
--------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                           787,415
--------------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                    2,445,024
--------------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                    529,460
--------------------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $25,920) (Note 3)                         6,211
--------------------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $313,270)                                   313,625
--------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                           178,434
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                             39,813,410
--------------------------------------------------------------------------------------------------------
Net assets                                                                                $1,455,020,412

Represented by
--------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                           $1,166,565,606
--------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                       (216,445)
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                                    52,837,982
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                 235,833,269
--------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                                $1,455,020,412

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($645,347,635 divided by 47,191,081 shares)                                                       $13.68
--------------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.68)*                                           $14.51
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($424,476,847 divided by 31,370,845 shares)**                                                     $13.53
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($91,347,610 divided by 6,805,980 shares)**                                                       $13.42
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($48,955,190 divided by 3,617,574 shares)                                                         $13.53
--------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.53)*                                           $14.02
--------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($244,893,130 divided by 17,804,602 shares)                                                       $13.75
--------------------------------------------------------------------------------------------------------
 *  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
**  Redemption preice per share is equal to net asset value less any applicable contingent deferred sales charges.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1998 (Unaudited)
Putnam Asset Allocation: Growth Portfolio

Investment income:
--------------------------------------------------------------------------------------------------------
Interest (net of foreign tax of $189,674)                                                   $  8,021,124
--------------------------------------------------------------------------------------------------------
Dividends                                                                                      6,231,173
--------------------------------------------------------------------------------------------------------
Total investment income                                                                       14,252,297

Expenses:
--------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                               3,957,932
--------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                 2,779,844
--------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                 10,642
--------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                  11,326
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                            652,341
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                          1,838,745
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                            374,875
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                            135,601
--------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                     3,604
--------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                           57,661
--------------------------------------------------------------------------------------------------------
Registration fees                                                                                 68,728
--------------------------------------------------------------------------------------------------------
Auditing                                                                                          42,963
--------------------------------------------------------------------------------------------------------
Legal                                                                                              7,908
--------------------------------------------------------------------------------------------------------
Postage                                                                                           22,097
--------------------------------------------------------------------------------------------------------
Other                                                                                             27,333
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                 9,991,600
--------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                      (365,003)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                   9,626,597
--------------------------------------------------------------------------------------------------------
Net investment income                                                                          4,625,700
--------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                              54,252,424
--------------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                               14,357,982
--------------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                              81,533
--------------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                   (1,863,982)
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                                            (597,733)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures,
written options, and TBA sale commitments during the period                                   37,426,715
--------------------------------------------------------------------------------------------------------
Net gain on investments                                                                      103,656,939
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        $108,282,639
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
Putnam Asset Allocation: Growth Portfolio

                                                                 Six months ended             Year ended
                                                                         March 31           September 30
                                                                             1998*                  1997
--------------------------------------------------------------------------------------------------------

Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                              $    4,625,700        $    10,137,942
--------------------------------------------------------------------------------------------------------
Net realized gain on investments of
foreign currency transactions                                          66,827,957             64,007,920
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of
investments and assets and liabilities
in foreign currencies                                                  36,828,982            135,037,077
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  108,282,639            209,182,939
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                            (5,204,239)            (3,419,375)
--------------------------------------------------------------------------------------------------------
    Class B                                                            (1,282,150)            (1,858,459)
--------------------------------------------------------------------------------------------------------
    Class C                                                              (319,706)              (354,573)
--------------------------------------------------------------------------------------------------------
    Class M                                                              (237,447)              (181,831)
--------------------------------------------------------------------------------------------------------
    Class Y                                                            (2,552,273)            (2,813,692)
--------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                           (33,767,038)            (9,736,876)
--------------------------------------------------------------------------------------------------------
    Class B                                                           (23,328,710)            (8,947,425)
--------------------------------------------------------------------------------------------------------
    Class C                                                            (4,694,624)            (1,403,269)
--------------------------------------------------------------------------------------------------------
    Class M                                                            (2,423,696)              (610,900)
--------------------------------------------------------------------------------------------------------
    Class Y                                                           (14,054,293)            (7,064,486)
--------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     254,571,724            498,609,902
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                          274,990,187            671,401,955

Net assets
--------------------------------------------------------------------------------------------------------
Beginning of period                                                 1,180,030,225            508,628,270
--------------------------------------------------------------------------------------------------------
End of period (including distributions
in excess of net investment income and
undistributed net investment income of
$216,445 and $4,753,670, respectively)                             $1,455,020,412        $ 1,180,030,225
--------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfoliio
CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                        Feb. 8, 1994+
operating performance                          (Unaudited)                  Year ended September 30               to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.64           $11.41           $10.06            $8.43            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .06 (d)          .17 (d)          .18 (d)          .18 (d)(e)       .10 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .95             2.69             1.63             1.53             (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.01             2.86             1.81             1.71             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.13)            (.16)            (.19)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.84)            (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.97)            (.63)            (.46)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.68           $13.64           $11.41           $10.06            $8.43
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            8.18 *          26.25            18.75            20.45             (.82)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $645,348         $486,107         $210,531         $122,228          $43,669
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .68 *           1.39             1.45             1.49 (e)          .78 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .48 *           1.42             1.72             1.98 (e)         1.31 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              74.30 *          99.96           100.93            88.36            39.90 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0260           $.0417         0.048578
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.



Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfoliio
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                       Feb. 16, 1994+
operating performance                          (Unaudited)                   Year ended September 30              to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.47           $11.29            $9.97            $8.39            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .01 (d)          .08 (d)          .10 (d)          .11 (d)(e)       .06 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .93             2.67             1.64             1.52             (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .94             2.75             1.74             1.63             (.11)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.04)            (.10)            (.15)            (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.84)            (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.88)            (.57)            (.42)            (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.53           $13.47           $11.29            $9.97            $8.39
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            7.73 *          25.23            18.04            19.57            (1.29)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $424,477         $357,501         $199,871         $116,263          $50,664
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.05 *           2.14             2.21             2.23 (e)         1.21 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .10 *            .68              .95             1.22 (e)          .80 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              74.30 *          99.96           100.93            88.36            39.90 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0260           $.0417         0.048578
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfoliio
CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                       Sept. 1, 1994+
operating performance                          (Unaudited)                  Year ended September 30               to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.38           $11.24            $9.93            $8.39            $8.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .01 (d)          .08 (d)          .10 (d)          .11 (d)(e)       .01 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .92             2.65             1.63             1.51             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .93             2.73             1.73             1.62             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.05)            (.12)            (.15)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.84)            (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.89)            (.59)            (.42)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.42           $13.38           $11.24            $9.93            $8.39
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            7.72 *          25.31            18.01            19.46             (.83)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $91,348          $68,749          $27,556           $7,985             $385
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.05 *           2.14             2.23             2.23 (e)          .15 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .10 *            .67              .94             1.24 (e)          .14 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              74.30 *          99.96           100.93            88.36            39.90 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0260           $.0417         0.048578
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfoliio
CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                                       Feb. 3, 1995+
operating performance                                           (Unaudited)           Year ended September 30     to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.49           $11.32           $10.01            $8.39
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .03 (d)          .11 (d)          .12 (d)          .08 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .93             2.67             1.64             1.54
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .96             2.78             1.76             1.62
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.08)            (.14)            (.18)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.84)            (.47)            (.27)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.92)            (.61)            (.45)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.53           $13.49           $11.32           $10.01
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             7.87 *          25.63            18.21            19.31 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $48,955          $34,381          $12,369           $3,160
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .93 *           1.89             1.95             1.45 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .23 *            .92             1.16              .79 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               74.30 *          99.96           100.93            88.36
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0260           $.0417         0.048578
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfoliio
CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                       July 14, 1994+
operating performance                          (Unaudited)                  Year ended September 30               to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.72           $11.47           $10.09            $8.43            $8.22
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .08 (d)          .21 (d)          .21 (d)          .17 (d)(e)       .03 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .94             2.70             1.65             1.57              .18
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.02             2.91             1.86             1.74              .21
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.15)            (.19)            (.21)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.84)            (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.99)            (.66)            (.48)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.75           $13.72           $11.47           $10.09            $8.43
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            8.24 *          26.54            19.20            20.94             2.55 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $244,893         $233,292          $58,301          $45,150             $775
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .55 *           1.14             1.21             1.28 (e)          .20 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .60 *           1.71             1.97             2.05 (e)          .50 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              74.30 *          99.96           100.93            88.36            39.90 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0260           $.0417         0.048578
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Statement of assets and liabilities
March 31, 1998 (Unaudited)
Putnam Asset Allocation: Balanced Portfolio

Assets
--------------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,384,459,509) (Note 1)                                                 $1,629,931,940
--------------------------------------------------------------------------------------------------------
Repurchase agreement
(identified cost $179,802,712) (Note 1)                                                      179,802,712
--------------------------------------------------------------------------------------------------------
Cash                                                                                           1,516,360
--------------------------------------------------------------------------------------------------------
Foreign currency (cost $5,705,287)                                                             4,757,285
--------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                      7,822,420
--------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                         4,047,141
--------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                20,098,490
--------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                 3,594,983
--------------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                                 254,880
--------------------------------------------------------------------------------------------------------
Receivable for variation margin                                                                3,224,663
--------------------------------------------------------------------------------------------------------
Total assets                                                                               1,855,050,874

Liabilities
--------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                              43,746,844
--------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                     1,589,619
--------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                   2,491,069
--------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                       495,059
--------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                      3,397
--------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                       4,738
--------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                         1,103,236
--------------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                    5,219,969
--------------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                  1,133,112
--------------------------------------------------------------------------------------------------------
TBS Sales commitments, at value (Proceeds receivable $398,836)                                   398,594
--------------------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $62,514) (Note 3)                        14,980
--------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                           107,909
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                             56,308,526
--------------------------------------------------------------------------------------------------------
Net assets                                                                                $1,798,742,348

Represented by
--------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                           $1,504,132,800
--------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                     (6,987,739)
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions  (Note 1)                                                       58,324,389
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                 243,272,898
--------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                                $1,798,742,348

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($895,360,880 divided by 73,861,767 shares)                                                       $12.12
--------------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.12)*                                           $12.86
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($511,916,021 divided by 42,441,814 shares)**                                                     $12.06
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($90,452,681 divided by 7,533,612 shares)**                                                       $12.01
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($55,760,374 divided by 4,603,873 shares)                                                         $12.11
--------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.11)*                                           $12.55
--------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($245,252,392 divided by 20,221,575 shares)                                                       $12.13
--------------------------------------------------------------------------------------------------------
  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.
 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1998 (Unaudited)
Putnam Asset Allocation: Balanced Portfolio

Investment income:
--------------------------------------------------------------------------------------------------------
Interest                                                                                    $ 18,904,955
--------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $220,040)                                                     7,009,451
--------------------------------------------------------------------------------------------------------
Total investment income                                                                       25,914,406

Expenses:
--------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                               4,787,325
--------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                 2,835,665
--------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                  2,606
--------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                   9,429
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                            957,037
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                          2,274,823
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                            386,311
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                            185,134
--------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                     3,593
--------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                           45,226
--------------------------------------------------------------------------------------------------------
Registration fees                                                                                109,363
--------------------------------------------------------------------------------------------------------
Auditing                                                                                          38,296
--------------------------------------------------------------------------------------------------------
Legal                                                                                              9,046
--------------------------------------------------------------------------------------------------------
Postage                                                                                           30,704
--------------------------------------------------------------------------------------------------------
Other                                                                                             27,322
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                11,701,880
--------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                      (272,476)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                  11,429,404
--------------------------------------------------------------------------------------------------------
Net investment income                                                                         14,485,002
--------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                              59,095,772
--------------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                               19,511,364
--------------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                             209,618
--------------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                   (4,672,475)
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                                          (2,248,580)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures,
written options, and TBA sale commitments during the period                                   32,681,067
--------------------------------------------------------------------------------------------------------
Net gain on investments                                                                      104,576,766
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        $119,061,768
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio

                                                                 Six months ended             Year ended
                                                                         March 31           September 30
                                                                             1998*                  1997
--------------------------------------------------------------------------------------------------------

Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                              $   14,485,002         $   24,292,767
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                          74,144,279             82,193,569
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of
investments and assets and liabilities
in foreign currencies                                                  30,432,487            136,953,355
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  119,061,768            243,439,691
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                           (10,421,138)           (12,697,299)
--------------------------------------------------------------------------------------------------------
    Class B                                                            (4,638,587)            (6,684,235)
--------------------------------------------------------------------------------------------------------
    Class C                                                              (796,508)              (929,452)
--------------------------------------------------------------------------------------------------------
    Class M                                                              (561,827)              (584,395)
--------------------------------------------------------------------------------------------------------
    Class Y                                                            (3,363,151)            (5,162,787)
--------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                           (46,638,130)           (17,400,957)
--------------------------------------------------------------------------------------------------------
    Class B                                                           (29,116,576)           (14,022,870)
--------------------------------------------------------------------------------------------------------
    Class C                                                            (4,896,267)            (1,750,679)
--------------------------------------------------------------------------------------------------------
    Class M                                                            (3,151,852)              (891,021)
--------------------------------------------------------------------------------------------------------
    Class Y                                                           (14,498,916)            (6,323,825)
--------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     327,591,361            529,850,375
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                          328,570,177            706,842,546

Net assets
--------------------------------------------------------------------------------------------------------
Beginning of period                                                 1,470,172,171            763,329,625
--------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $6,987,739 and
$1,691,530 respectively)                                           $1,798,742,348         $1,470,172,171
--------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                        Feb. 7, 1994+
operating performance                          (Unaudited)                  Year ended September 30               to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.28           $10.71            $9.67            $8.33            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .13              .28 (d)          .29 (d)          .27 (d)(e)       .16 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .65             2.13             1.32             1.27             (.28)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .78             2.41             1.61             1.54             (.12)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.16)            (.31)            (.28)            (.20)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.78)            (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.94)            (.84)            (.57)            (.20)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.12           $12.28           $10.71            $9.67            $8.33
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            7.05 *          23.82            17.41            18.73            (1.47)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $895,361         $680,720         $327,326         $152,317          $54,483
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .62 *           1.27             1.33             1.32 (e)          .83 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.03 *           2.44             2.83             2.95 (e)         2.13 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              89.76 *         136.75           122.12           106.03            52.62 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0245           $.0407           $.0470
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                       Feb. 11, 1994+
operating performance                          (Unaudited)                  Year ended September 30               to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.23           $10.67            $9.64            $8.31            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .08              .19 (d)          .21 (d)          .20 (d)(e)       .11 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .65             2.13             1.32             1.26             (.27)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .73             2.32             1.53             1.46             (.16)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.12)            (.23)            (.21)            (.13)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.78)            (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.90)            (.76)            (.50)            (.13)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.06           $12.23           $10.67            $9.64            $8.31
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            6.62 *          22.95            16.54            17.83            (1.89)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $511,916         $442,463         $264,830         $159,230          $81,093
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.00 *           2.02             2.08             2.07 (e)         1.23 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .66 *           1.70             2.08             2.26 (e)         1.41 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              89.76 *         136.75           122.12           106.03            52.62 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0245           $.0407           $.0470
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                       Sept. 1, 1994+
operating performance                          (Unaudited)                   Year ended September 30              to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.18           $10.64            $9.62            $8.31            $8.41
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .08 (d)          .19 (d)          .22 (d)          .20 (d)(e)       .01 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .65             2.11             1.30             1.27             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .73             2.30             1.52             1.47             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.12)            (.23)            (.21)            (.16)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.78)            (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.90)            (.76)            (.50)            (.16)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.01           $12.18           $10.64            $9.62            $8.31
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            6.66 *          22.86            16.47            17.89             (.84)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $90,453          $70,847          $29,724          $11,921             $441
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.00 *           2.02             2.09             2.09 (e)          .16 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .66 *           1.70             2.18             2.22 (e)          .11 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              89.76 *         136.75           122.12           106.03            52.62 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0245           $.0407           $.0470
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                                       Feb. 6, 1995+
operating performance                                           (Unaudited)           Year ended September 30     to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $12.27           $10.71            $9.66            $8.34
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .10              .22 (d)          .24 (d)          .14 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .65             2.13             1.34             1.31
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .75             2.35             1.58             1.45
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.13)            (.26)            (.24)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.78)            (.53)            (.29)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.91)            (.79)            (.53)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.11           $12.27           $10.71            $9.66
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             6.80 *          23.19            17.05            17.46 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $55,760          $44,121          $14,967           $3,509
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .87 *           1.77             1.84             1.38 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .79 *           1.93             2.42             1.56 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               89.76 *         136.75           122.12           106.03
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0245           $.0407           $.0470
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                        July 5, 1994+
operating performance                          (Unaudited)                   Year ended September 30              to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.29           $10.71            $9.66            $8.33            $8.11
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .14              .31 (d)          .31 (d)          .29 (d)(e)       .05 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .66             2.14             1.34             1.26              .22
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .80             2.45             1.65             1.55              .27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.18)            (.34)            (.31)            (.22)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.78)            (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.96)            (.87)            (.60)            (.22)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.13           $12.29           $10.71            $9.66            $8.33
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            7.17 *          24.21            17.81            18.89             3.34 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $245,252         $232,021         $126,482          $71,661          $66,081
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .50 *           1.02             1.08             1.07 (e)          .23 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.16 *           2.70             3.03             3.35 (e)          .62 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              89.76 *         136.75           122.12           106.03            52.62 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0245           $.0407           $.0470
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.




Statement of assets and liabilities
March 31, 1998 (Unaudited)
Putnam Asset Allocation: Conservative Portfolio

Assets
--------------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $495,963,742) (Note 1)                                                     $542,066,355
--------------------------------------------------------------------------------------------------------
Repurchase agreement
(identified cost $77,923,877) (Note 1)                                                        77,923,877
--------------------------------------------------------------------------------------------------------
Cash                                                                                             731,423
--------------------------------------------------------------------------------------------------------
Foreign currency (cost $3,057,664)                                                             2,898,949
--------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                      4,847,082
--------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                         1,598,680
--------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                10,893,679
--------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                 1,789,628
--------------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                                  99,274
--------------------------------------------------------------------------------------------------------
Receivable for variation margin                                                                  485,641
--------------------------------------------------------------------------------------------------------
Total assets                                                                                 643,334,588

Liabilities
--------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                              29,900,907
--------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                     1,432,395
--------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                     969,678
--------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                       196,970
--------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                     10,364
--------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                       1,729
--------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                           404,617
--------------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                    2,943,230
--------------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                  1,249,305
--------------------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $28,970) (Note 3)                         6,942
--------------------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $600,844)                                   600,480
--------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                           147,250
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                             37,863,867
--------------------------------------------------------------------------------------------------------
Net assets                                                                                  $605,470,721

Represented by
--------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                             $545,107,369
--------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                     329,178
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                        15,538,354
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                  44,495,820
--------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                                  $605,470,721

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($376,172,869 divided by 35,831,219 shares)                                                       $10.50
--------------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.50)*                                           $11.14
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($157,117,576 divided by 15,013,433 shares)**                                                     $10.47
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($36,220,222 divided by 3,470,014 shares)**                                                       $10.44
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($15,747,693 divided by 1,504,204 shares)                                                         $10.47
--------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.47)*                                           $10.85
--------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($20,212,361 divided by 1,924,561 shares)                                                         $10.50
--------------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1998 (Unaudited)
Putnam Asset Allocation: Conservative Portfolio

Investment income:
--------------------------------------------------------------------------------------------------------
Interest                                                                                     $11,809,411
--------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $53,555)                                                      1,241,820
--------------------------------------------------------------------------------------------------------
Total investment income                                                                       13,051,231

Expenses:
--------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                               1,860,822
--------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                 1,133,083
--------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                  9,721
--------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                   1,421
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                            410,412
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                            719,842
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                            159,381
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                             51,220
--------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                     3,604
--------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                           18,684
--------------------------------------------------------------------------------------------------------
Registration fees                                                                                100,834
--------------------------------------------------------------------------------------------------------
Auditing                                                                                          32,727
--------------------------------------------------------------------------------------------------------
Legal                                                                                              1,292
--------------------------------------------------------------------------------------------------------
Postage                                                                                           10,702
--------------------------------------------------------------------------------------------------------
Other                                                                                              9,731
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                 4,523,476
--------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                      (137,188)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                   4,386,288
--------------------------------------------------------------------------------------------------------
Net investment income                                                                          8,664,943
--------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                              15,250,616
--------------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                                7,857,352
--------------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                              99,434
--------------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                   (1,984,406)
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                                          (1,515,625)
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures,
written options and TBA sale commitments during the period                                      (727,681)
--------------------------------------------------------------------------------------------------------
Net gain on investments                                                                       18,979,690
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                         $27,644,633
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Conservative Portfolio

                                                                 Six months ended             Year ended
                                                                         March 31           September 30
                                                                             1998*                  1997
--------------------------------------------------------------------------------------------------------

Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                                $  8,664,943           $ 14,135,990
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                          21,222,996             16,587,637
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities
in foreign currencies                                                  (2,243,306)            34,561,076
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   27,644,633             65,284,703
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                            (5,324,442)            (8,805,780)
--------------------------------------------------------------------------------------------------------
    Class B                                                            (1,817,863)            (3,124,303)
--------------------------------------------------------------------------------------------------------
    Class C                                                              (406,590)              (624,813)
--------------------------------------------------------------------------------------------------------
    Class M                                                              (189,899)              (241,373)
--------------------------------------------------------------------------------------------------------
    Class Y                                                              (343,331)              (509,001)
--------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                           (12,668,610)            (7,375,222)
--------------------------------------------------------------------------------------------------------
    Class B                                                            (5,795,106)            (3,325,457)
--------------------------------------------------------------------------------------------------------
    Class C                                                            (1,281,859)              (631,861)
--------------------------------------------------------------------------------------------------------
    Class M                                                              (530,966)              (177,085)
--------------------------------------------------------------------------------------------------------
    Class Y                                                              (804,862)              (342,603)
--------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     112,812,422            225,189,402
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                          111,293,527            265,316,607

Net assets
--------------------------------------------------------------------------------------------------------
Beginning of period                                                   494,177,194            228,860,587
--------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income and distributions in excess of undistributed
net investment income of $329,178 and
$253,640, respectively)                                              $605,470,721           $494,177,194
--------------------------------------------------------------------------------------------------------
* Unaudited



Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                        Feb. 7, 1994+
operating performance                          (Unaudited)                   Year ended September 30              to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.61            $9.69            $9.19            $8.23            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .18              .38 (d)          .36              .33 (e)          .18 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .31             1.22              .68              .90             (.39)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .49             1.60             1.04             1.23             (.21)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.17)            (.35)            (.36)            (.27)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.43)            (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.60)            (.68)            (.54)            (.27)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.50           $10.61            $9.69            $9.19            $8.23
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            4.90 *          17.26            11.73            15.27            (2.47)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $376,173         $295,239         $106,933          $57,341          $25,782
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .72 *           1.38             1.47             1.22 (e)          .75 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.73 *           3.74             4.08             4.48 (e)         2.41 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             122.39 *         219.44           183.67           159.80            59.27 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0248           $.0398           $.0495
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                       Feb. 18, 1994+
operating performance                          (Unaudited)                   Year ended September 30              to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.57            $9.66            $9.16            $8.22            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .14              .30 (d)          .29              .30 (e)          .15 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .32             1.22              .68              .85             (.39)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .46             1.52              .97             1.15             (.24)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.13)            (.28)            (.29)            (.21)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.43)            (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.56)            (.61)            (.47)            (.21)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.47           $10.57            $9.66            $9.16            $8.22
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            4.64 *          16.36            10.96            14.22            (2.79)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $157,118         $138,457          $94,954          $65,783          $38,711
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.09 *           2.13             2.22             1.98 (e)         1.21 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.36 *           2.97             3.33             3.81 (e)         1.92 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             122.39 *         219.44           183.67           159.80            59.27 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0248           $.0398           $.0495
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                       Sept. 1, 1994+
operating performance                          (Unaudited)                   Year ended September 30              to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.56            $9.64            $9.15            $8.22            $8.33
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .14              .29 (d)          .30              .29 (e)          .03 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .30             1.24              .66              .87             (.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .44             1.53              .96             1.16             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.13)            (.28)            (.29)            (.23)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.43)            (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.56)            (.61)            (.47)            (.23)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.44           $10.56            $9.64            $9.15            $8.22
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            4.45 *          16.52            10.86            14.41            (.80) *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $36,220          $29,032          $16,326           $7,198             $273
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.09 *           2.13             2.22             1.89 (e)          .16 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.36 *           2.96             3.30             3.92 (e)          .48 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             122.39 *         219.44           183.67           159.80            59.27 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0248           $.0398           $.0495
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                                       Feb. 7, 1995+
operating performance                                           (Unaudited)           Year ended September 30     to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $10.59            $9.67            $9.18            $8.21
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .14              .32 (d)          .33              .21 (e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .31             1.24              .66              .92
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .45             1.56              .99             1.13
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.14)            (.31)            (.32)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.43)            (.33)            (.18)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.57)            (.64)            (.50)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $10.47           $10.59            $9.67            $9.18
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             4.57 *          16.80            11.17            13.92 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $15,748          $12,689           $4,622           $1,366
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .97 *           1.88             1.96             1.10 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             1.48 *           3.19             3.60             2.73 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              122.39 *         219.44           183.67           159.80
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0248           $.0398           $.0495
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                       July 14, 1994+
operating performance                          (Unaudited)                   Year ended September 30              to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.62            $9.69            $9.19            $8.23            $8.23
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .19              .40 (d)          .38              .36 (e)          .07 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .30             1.23              .68              .89               --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .49             1.63             1.06             1.25              .07
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.18)            (.37)            (.38)            (.29)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.43)            (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.61)            (.70)            (.56)            (.29)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $10.50           $10.62            $9.69            $9.19            $8.23
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            4.92 *          17.62            11.99            15.54             1.01 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $20,212          $18,760           $6,025           $1,818             $163
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .59 *           1.13             1.22              .92 (e)          .21 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.85 *           3.96             4.45             4.93 (e)         1.04 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             122.39 *         219.44           183.67            159.8            59.27 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0248           $.0398           $.0495
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Notes to financial statements
March 31, 1998 (Unaudited)

Note 1
Significant Accounting Policies

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The trust offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the funds' manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the trust are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the funds, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the trust in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported
-- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. See Sections F, G, H and I of
Note 1 with respect to valuation of forward currency contracts, futures and options contracts, TBA purchase commitments and TBA sale commitments.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the funds are informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the funds are unable to enter into a closing position.

G) Futures and options contracts The funds may use futures and options contracts to hedge against changes in the values of securities the funds owns or expects to purchase. The funds may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the funds is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The funds holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the funds may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the funds may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The funds may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the funds realize a gain or loss. If the funds delivers securities under the commitment, the funds realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of Credit The funds have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1998, the funds had no borrowings against the line of credit.

K) Federal taxes It is the policy of the funds to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the funds to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to each fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

M) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

N) Unamortized organization expenses Expenses incurred by the funds in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $39,790.

------------------------------------------
Growth Portfolio                 $13,264
Balanced Portfolio                13,263
Conservative Portfolio            13,263
------------------------------------------

These expenses have been fully amortized by each fund over a five-year period.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the funds. Such fee is based on the following annual rates:
0.700% of the first $500 million of average net assets of each fund, 0.600% of the next $500 million, 0.550% of the next $500 million, 0.500% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.440% of the next $5 billion and 0.430% thereafter.

The trust reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam
Investor Services, a division of PFTC.

For the six months ended March 31, 1998, fund expenses were reduced by $365,003, $272,476 and $137,188 (for Growth Portfolio, Balanced Portfolio, and Conservative Portfolio, respectivley) under expense offset arrangements with PFTC and brokerage service arrangements Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the trust receive an annual Trustee's fee as follows:

------------------------------------------
Growth Portfolio                   $1,080
Balanced Portfolio                  1,160
Conservative Portfolio                630
------------------------------------------

Trustees receive an additional fee for each Trustees meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the funds and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the funds who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the funds is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted distribution plans (the "Plans") with respect to its class A, class B class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the funds. The Plans provide for payments by the funds to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees currently limit payment by the funds to an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $455,920 and $36,392 from the sale of class A and class M shares, respectively and received $655,643 and $26,910 in contingent deferred sales charges from redemptions of class B and C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $633 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 1998, aggregate purchases and sales of investment securities other than short-term investments were as follows:

                         U.S. Government Obligations
----------------------------------------------------
                          Purchases            Sales
----------------------------------------------------
Growth
Portfolio               $ 91,913,908    $ 91,371,372
----------------------------------------------------
Balanced
Portfolio                206,869,118     218,959,124
----------------------------------------------------
Conservative
Portfolio                282,871,231     254,193,414
----------------------------------------------------
                                    Other Securities
----------------------------------------------------
                          Purchases            Sales
----------------------------------------------------
Growth
Portfolio             $1,013,124,712  $  813,274,755
----------------------------------------------------
Balanced
Portfolio              1,294,457,389   1,044,383,399
----------------------------------------------------
Conservative
Portfolio                401,370,967     331,775,885
----------------------------------------------------

In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                    Growth Portfolio
----------------------------------------------------
                           Contract         Premiums
                            Amount          Received
----------------------------------------------------
Contracts
outstanding at
the beginning
of the year              $ 2,860,000        $ 35,607
----------------------------------------------------
Option written            29,236,000         154,399
----------------------------------------------------
Options expired          (23,653,000)       (106,721)
----------------------------------------------------
Option closed             (4,193,000)        (57,365)
----------------------------------------------------
Written options
outstanding at
the end of
the year                 $ 4,250,000        $ 25,920
----------------------------------------------------

                                  Balanced Portfolio
----------------------------------------------------
                           Contract         Premiums
                            Amount          Received
----------------------------------------------------
Contracts
outstanding at
the beginning
of the year             $  7,145,000       $  88,955
----------------------------------------------------
Options written           72,636,000         385,828
----------------------------------------------------
Options expired          (59,238,000)       (354,057)
----------------------------------------------------
Options closed           (10,293,000)        (58,212)
----------------------------------------------------

Written options
outstanding at
the end of
the year                $ 10,250,000       $  62,514
----------------------------------------------------

                              Conservative Portfolio
----------------------------------------------------
                           Contract         Premiums
                            Amount          Received
----------------------------------------------------
Contracts
outstanding at
the beginning
of the year             $  3,245,000       $  40,400
----------------------------------------------------
Options opened            33,974,000         181,760
----------------------------------------------------
Options expired          (27,707,000)       (166,258)
----------------------------------------------------
Options closed            (4,762,000)        (26,932)
----------------------------------------------------
Written options
outstanding at
the end of
the year                $  4,750,000        $ 28,970
----------------------------------------------------

Note 4
Capital shares

At March 31, 1998 there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                           Six months ended March 31
----------------------------------------------------
Class A                                         1998
----------------------------------------------------
Growth Portfolio            Shares            Amount
----------------------------------------------------
Shares sold               14,106,723    $184,616,247
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              3,138,717      38,574,222
----------------------------------------------------

Shares
repurchased               (5,693,930)    (73,263,708)
----------------------------------------------------
Net increase              11,551,510    $149,926,761
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class A                                         1997
----------------------------------------------------
Growth Portfolio            Shares            Amount
----------------------------------------------------
Shares sold               23,602,836    $287,822,715
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,148,584      12,921,415
----------------------------------------------------

Shares
repurchased               (7,562,808)    (92,745,311)
----------------------------------------------------
Net increase              17,188,612    $207,998,819
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class B                                         1998
----------------------------------------------------
Growth Portfolio            Shares            Amount
----------------------------------------------------
Shares sold                5,032,888     $64,478,194
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,908,393      23,244,763
----------------------------------------------------

Shares
repurchased               (2,118,311)    (27,027,106)
----------------------------------------------------
Net increase               4,822,970     $60,695,851
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class B                                         1997
----------------------------------------------------
Growth Portfolio            Shares            Amount
----------------------------------------------------
Shares sold               10,376,531    $123,138,833
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                914,912      10,219,589
----------------------------------------------------

Shares
repurchased               (2,447,143)    (29,173,188)
----------------------------------------------------
Net increase               8,844,300    $104,185,234
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class C                                         1998
----------------------------------------------------
Growth Portfolio            Shares            Amount
----------------------------------------------------
Shares sold                1,688,442     $21,270,513
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                372,291       4,500,991
----------------------------------------------------

Shares
repurchased                 (394,033)     (4,984,615)
----------------------------------------------------
Net increase               1,666,700     $20,786,889
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class C                                         1997
----------------------------------------------------
Growth Portfolio            Shares            Amount
----------------------------------------------------
Shares sold                3,040,994     $36,134,789
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                138,796       1,540,641
----------------------------------------------------

Shares
repurchased                 (492,759)     (5,933,974)
----------------------------------------------------
Net increase               2,687,031     $31,741,456
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class M                                         1998
----------------------------------------------------
Growth Portfolio            Shares            Amount
----------------------------------------------------
Shares sold                1,082,470     $13,775,238
----------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                209,471       2,551,348
----------------------------------------------------

Shares
repurchased                 (223,231)     (2,807,937)
----------------------------------------------------
Net increase               1,068,710     $13,518,649
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class M                                         1997
----------------------------------------------------
Growth Portfolio            Shares            Amount
----------------------------------------------------
Shares sold                1,797,515     $21,278,969
----------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                 68,451         764,599
----------------------------------------------------

Shares
repurchased                 (409,741)     (4,975,611)
----------------------------------------------------
Net increase               1,456,225     $17,067,957
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class Y                                         1998
----------------------------------------------------
Growth Portfolio            Shares            Amount
----------------------------------------------------
Shares sold                1,835,610     $23,800,170
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,344,667      16,606,566
----------------------------------------------------

Shares
repurchased               (2,380,680)    (30,763,162)
----------------------------------------------------
Net increase                 799,597      $9,643,574
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class Y                                         1997
----------------------------------------------------
Growth Portfolio            Shares            Amount
----------------------------------------------------
Shares sold               15,043,228    $176,010,272
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                874,948       9,878,178
----------------------------------------------------

Shares
repurchased               (3,997,439)    (48,272,014)
----------------------------------------------------
Net increase              11,920,737    $137,616,436
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class A                                         1998
----------------------------------------------------
Balanced Portfolio          Shares            Amount
----------------------------------------------------
Shares sold               22,241,677    $257,669,480
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              5,072,296      56,518,764
----------------------------------------------------

Shares
repurchased               (8,881,401)   (103,191,114)
----------------------------------------------------
Net increase              18,432,572    $210,997,130
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class A                                         1997
----------------------------------------------------
Balanced Portfolio          Shares            Amount
----------------------------------------------------
Shares sold               37,950,346    $419,369,956
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              2,765,300      29,607,244
----------------------------------------------------

Shares
repurchased              (15,849,240)   (175,118,204)
----------------------------------------------------
Net increase              24,866,406    $273,858,996
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class B                                         1998
----------------------------------------------------
Balanced Portfolio          Shares            Amount
----------------------------------------------------
Shares sold                6,818,124     $78,970,408
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              2,847,753      31,540,351
----------------------------------------------------

Shares
repurchased               (3,415,948)    (39,632,038)
----------------------------------------------------
Net increase               6,249,929     $70,878,721
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class B                                         1997
----------------------------------------------------
Balanced Portfolio          Shares            Amount
----------------------------------------------------
Shares sold               13,440,364    $148,380,642
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,818,059      19,215,924
----------------------------------------------------

Shares
repurchased               (3,887,593)    (43,051,542)
----------------------------------------------------
Net increase              11,370,830    $124,545,024
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class C                                         1998
----------------------------------------------------
Balanced Portfolio          Shares            Amount
----------------------------------------------------
Shares sold                1,777,985     $20,511,588
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                464,310       5,119,719
----------------------------------------------------

Shares
repurchased                 (527,065)     (6,103,418)
----------------------------------------------------
Net increase               1,715,230     $19,527,889
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class C                                         1997
----------------------------------------------------
Balanced Portfolio          Shares            Amount
----------------------------------------------------
Shares sold                3,334,653     $36,738,709
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                230,087       2,431,192
----------------------------------------------------

Shares
repurchased                 (541,054)     (5,978,475)
----------------------------------------------------
Net increase               3,023,686     $33,191,426
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class M                                         1998
----------------------------------------------------
Balanced Portfolio          Shares            Amount
----------------------------------------------------
Shares sold                1,310,765     $15,331,795
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                299,501       3,333,998
----------------------------------------------------

Shares
repurchased                 (601,557)     (7,008,572)
----------------------------------------------------
Net increase               1,008,709     $11,657,221
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class M                                         1997
----------------------------------------------------
Balanced Portfolio          Shares            Amount
----------------------------------------------------
Shares sold                2,475,833     $27,588,867
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                127,955       1,366,839
----------------------------------------------------

Shares
repurchased                 (405,927)     (4,609,629)
----------------------------------------------------
Net increase               2,197,861     $24,346,077
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class Y                                         1998
----------------------------------------------------
Balanced Portfolio          Shares            Amount
----------------------------------------------------
Shares sold                2,746,989     $31,626,752
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,601,655      17,862,067
----------------------------------------------------

Shares
repurchased               (3,013,226)    (34,958,419)
----------------------------------------------------
Net increase               1,335,418     $14,530,400
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class Y                                         1997
----------------------------------------------------
Balanced Portfolio          Shares            Amount
----------------------------------------------------
Shares sold               10,734,301    $115,032,777
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,070,690      11,486,612
----------------------------------------------------

Shares
repurchased               (4,726,651)    (52,610,537)
----------------------------------------------------
Net increase               7,078,340     $73,908,852
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class A                                         1998
----------------------------------------------------
Conservative
Portfolio                   Shares            Amount
----------------------------------------------------
Shares sold               11,785,721    $120,835,788
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,775,586      17,750,480
----------------------------------------------------

Shares
repurchased               (5,553,780)    (57,147,287)
----------------------------------------------------
Net increase               8,007,527     $81,438,981
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class A                                         1997
----------------------------------------------------
Conservative
Portfolio                   Shares            Amount
----------------------------------------------------
Shares sold               26,085,641    $257,229,151
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,633,735      15,899,013
----------------------------------------------------

Shares
repurchased              (10,933,886)   (108,713,204)
----------------------------------------------------
Net increase              16,785,490    $164,414,960
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class B                                         1998
----------------------------------------------------
Conservative
Portfolio                   Shares            Amount
----------------------------------------------------
Shares sold                2,703,340     $27,595,146
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                684,135       6,806,103
----------------------------------------------------

Shares
repurchased               (1,469,528)    (15,053,001)
----------------------------------------------------
Net increase               1,917,947     $19,348,248
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class B                                         1997
----------------------------------------------------
Conservative
Portfolio                   Shares            Amount
----------------------------------------------------
Shares sold                4,642,547     $45,939,391
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                582,974       5,644,011
----------------------------------------------------

Shares
repurchased               (1,963,926)    (19,497,340)
----------------------------------------------------
Net increase               3,261,595     $32,086,062
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class C                                         1998
----------------------------------------------------
Conservative
Portfolio                   Shares            Amount
----------------------------------------------------
Shares sold                  938,319      $9,586,898
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                151,152       1,501,503
----------------------------------------------------

Shares
repurchased                 (369,937)     (3,769,808)
----------------------------------------------------
Net increase                 719,534      $7,318,593
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class C                                         1997
----------------------------------------------------
Conservative
Portfolio                   Shares            Amount
----------------------------------------------------
Shares sold                1,406,045     $13,867,322
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                116,814       1,129,756
----------------------------------------------------

Shares
repurchased                 (465,847)     (4,609,292)
----------------------------------------------------
Net increase               1,057,012     $10,387,786
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class M                                         1998
----------------------------------------------------
Conservative
Portfolio                   Shares            Amount
----------------------------------------------------
Shares sold                  410,846      $4,207,078
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 70,295         700,842
----------------------------------------------------

Shares
repurchased                 (175,729)     (1,803,301)
----------------------------------------------------
Net increase                 305,412      $3,104,619
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class M                                         1997
----------------------------------------------------
Conservative
Portfolio                   Shares            Amount
----------------------------------------------------
Shares sold                  888,082      $8,731,408
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 41,229         402,409
----------------------------------------------------

Shares
repurchased                 (208,529)     (2,075,942)
----------------------------------------------------
Net increase                 720,782      $7,057,875
----------------------------------------------------

                           Six months ended March 31
----------------------------------------------------
Class Y                                         1998
----------------------------------------------------
Conservative
Portfolio                   Shares            Amount
----------------------------------------------------
Shares sold                  682,003      $7,037,099
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                114,799       1,148,193
----------------------------------------------------

Shares
repurchased                 (638,936)     (6,583,311)
----------------------------------------------------
Net increase                 157,866      $1,601,981
----------------------------------------------------

                             Year ended September 30
----------------------------------------------------
Class Y                                         1997
----------------------------------------------------
Conservative
Portfolio                   Shares            Amount
----------------------------------------------------
Shares sold                2,100,427     $20,853,092
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 87,037         851,604
----------------------------------------------------

Shares
repurchased               (1,042,532)    (10,461,977)
----------------------------------------------------
Net increase               1,144,932     $11,242,719
----------------------------------------------------

As of March 31, 1998, Putnam Investments, Inc. owned the following shares,

Growth                       %            Market
Fund          Shares     Ownership        Value
----------------------------------------------------
Class A     3,699,384      7.84%     $ 50,607,573
Class Y     6,192,069     34.78%       85,140,949
----------------------------------------------------
Balanced                     %            Market
Fund          Shares     Ownership        Value
----------------------------------------------------
Class Y    19,327,687     95.58%     $234,406,188
----------------------------------------------------
Conservative                 %            Market
Fund          Shares     Ownership        Value
----------------------------------------------------
Class A    11,318,208     31.59%     $118,819,679
Class M       177,851     11.82%        1,861,940
Class Y     1,851,541     96.21%       19,445,439
----------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION START]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION START]
California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
 Contact Putnam for details.

[SECTION START] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

William J. Curtin
Vice President

Ian C. Ferguson
Vice President and Fund Manager

William E. Zieff
Vice President and Fund Manager

William J. Landes
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------------

SA060-42033-250/259/264     5/98



PUTNAM INVESTMENTS                                         [SCALE LOGO OMITTED]
------------------------------------------------------------------------------
Putnam Asset Allocation Funds
Supplement to Semiannual Report dated March 31, 1998

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------------
Total return
Periods ended 3/31/98
                           6 months    1 year    Life-of-fund    Life-of-fund
                                                 cummulative    annual average

Growth Portfolio             8.24%      30.50%      95.84%           17.63%
Balanced Portfolio           7.17       26.24       83.84            15.84
Conservative Portfolio       4.92       18.11       55.85            11.31
------------------------------------------------------------------------------
Share value                         9/30/97                3/31/98
at NAV

Growth Portfolio                     $13.72                 $13.75
Balanced Portfolio                    12.29                  12.13
Conservative Portfolio                10.62                  10.50
------------------------------------------------------------------------------
Distributions
                         No.   Income         Capital gains          Total
                                          Long-term   Short term
Growth Portfolio         1      $0.152      $0.428      $0.409      $0.989
Balanced Portfolio       2       0.176       0.396       0.381       0.953
Conservative Portfolio   2       0.179       0.087       0.342       0.608

------------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Annual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.